UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

Annual Report

August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833848.100 474693.1.0

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity 1-3 Year Duration Securitized Bond Central Fund's cumulative total return and show you what would have happened if Fidelity 1-3 Year Duration Securitized Bond Central Fund's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity 1-3 Year Duration Securitized Bond Central Fund on September 25, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the LB U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® 1-3 Year Duration Securitized Bond Central Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

From its inception on September 25, 2006, through August 31, 2007, the fund returned 0.23%, significantly lagging the 4.84% gain of the Lehman Brothers 1-Year/2-Year Swap Blend Index and the 4.06% advance of the Lehman Brothers U.S. Aggregate Index. Underperformance versus the Swap index stemmed from unfavorable sector selection, with our concentrations in asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities all detracting as they lagged the index when the market repriced risk. In particular, a sizable exposure to subprime mortgage securities proved detrimental. I held these securities - and others - both directly and indirectly through Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets I also manage. Early on, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Later, technical factors caused higher-rated securities - which made up the bulk of our subprime stake - to join lower-quality subprimes in a major sell-off as many investors pared their exposure to riskier assets. Higher-quality subprimes saw an uptick in the final weeks of the period in response to supportive actions by the Fed and the U.S. Treasury, although their recent gains weren't enough to offset the substantial losses they sustained earlier.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 983.10	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0013%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2007 *	As of February 28, 2007 **
U.S.Government and U.S.Government Agency Obligations 16.4%	U.S.Government and U.S.Government Agency Obligations 4.9%
AAA 53.9%	AAA 60.7%
AA 11.0%	AA 11.7%
A 6.6%	A 8.6%
BBB 8.0%	BBB 7.0%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 1.3%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	2.9	3.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	1.3	1.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 0.2%		Corporate Bonds 0.3%
	U.S. Government and U.S. Government Agency Obligations 16.4%		U.S. Government and U.S. Government Agency Obligations 4.9%
	Asset-Backed Securities 37.8%		Asset-Backed Securities 42.2%
	CMOs and Other Mortgage Related Securities 42.8%		CMOs and Other Mortgage Related Securities 48.2%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 4.4%
*Foreign investments	8.3%	**Foreign investments	7.6%
*Futures and Swaps	15.3%	**Futures and Swaps	18.7%

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 16.3%
	Principal Amount	Value
Fannie Mae:
0% 9/28/07 (b)	$ 10,000,000	$ 9,967,670
4.75% 3/12/10	20,000,000	20,009,160
6.375% 6/15/09	100,000,000	102,712,000
Freddie Mac:
4.25% 7/15/09	7,466,000	7,397,402
4.875% 2/9/10	85,000,000	85,259,760
5% 6/11/09	73,640,000	73,884,338
5.25% 5/21/09	154,000,000	155,081,842
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $452,728,197)		454,312,172
Asset-Backed Securities - 37.2%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 6.005% 2/25/34 (e)	1,485,603	1,354,633
Class M2, 6.605% 2/25/34 (e)	2,525,000	2,166,657
Series 2005-HE6 Class A2B, 5.705% 10/25/35 (e)	1,685,283	1,679,490
Series 2006-FM2:
Class AC2, 5.665% 8/25/36 (e)	1,195,000	1,108,176
Class M1, 5.755% 8/25/36 (e)	1,663,718	1,280,497
Series 2006-HE2 Class M2, 5.825% 5/25/36 (e)	1,185,000	846,696
Series 2006-HE3 Class A2A, 5.555% 6/25/36 (e)	919,918	916,756
Advanta Business Card Master Trust Series 2006-C1 Class C1, 6.0175% 10/20/14 (e)	2,280,000	2,206,896
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	794,351
American Express Credit Account Master Trust Series 2004-C Class C, 6.1113% 2/15/12 (a)(e)	1,544,893	1,540,125
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	579,420	576,816
Class D, 5.07% 7/6/10	6,805,000	6,787,317
Series 2006-1:
Class A3, 5.11% 10/6/10	614,000	612,631
Class B1, 5.2% 3/6/11	1,870,000	1,859,480
Series 2007-CM Class A3A, 5.42% 5/7/12 (c)	6,940,000	6,960,452
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.935% 4/25/34 (e)	5,085,000	4,952,927
Class M2, 5.985% 4/25/34 (e)	3,925,000	3,773,703
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2005-R10 Class A2B, 5.725% 12/25/35 (e)	$ 1,763,918	$ 1,741,041
Series 2006-M3 Class A2A, 5.555% 10/25/36 (e)	1,617,795	1,601,112
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	3,000,000	2,980,690
Argent Securities, Inc.:
Series 2004-W5 Class M1, 6.105% 4/25/34 (e)	360,000	341,728
Series 2004-W7:
Class M1, 6.055% 5/25/34 (e)	4,965,000	4,352,329
Class M2, 6.105% 5/25/34 (e)	4,035,000	3,688,781
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.925% 12/25/34 (e)	1,770,000	1,568,475
Asset Backed Funding Corp. Series 2006-OPT2:
Class M1, 5.755% 10/25/36 (e)	1,430,000	1,152,370
Class M5, 5.905% 10/25/36 (e)	3,500,000	1,723,201
Class M7, 6.285% 10/25/36 (e)	1,490,000	657,975
Class M9, 7.405% 10/25/36 (e)	3,000,000	960,630
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6:
Class A4, 5.665% 11/25/36 (e)	3,185,000	3,020,275
Class M7, 6.305% 11/25/36 (e)	415,000	155,008
Class M9, 7.655% 11/25/36 (e)	1,105,000	365,913
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (a)(e)	10,000,000	7,000,000
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.8413% 3/15/12 (e)	5,000,000	4,884,214
Series 2006-HE7 Class B4, 5.6913% 3/15/12 (e)	5,745,000	5,704,161
Series 2007-C2 Class C2, 5.59% 9/17/12 (e)	6,910,000	6,786,969
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 5.615% 12/28/36 (e)	3,732,687	3,719,858
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 6.005% 6/25/35 (e)	1,235,000	1,091,225
Series 2007-AQ1 Class A1, 5.615% 11/25/36 (e)	2,580,460	2,513,934
Series 2007-HE3 Class 1A1, 5.625% 4/25/37 (e)	2,104,640	2,090,499
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 5.6594% 9/17/11 (a)(e)	1,950,000	1,925,929
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.665% 11/25/36 (e)	1,095,000	1,014,073
Class M1, 5.745% 11/25/36 (e)	1,095,000	842,974
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	9,989,178
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (e)	1,120,000	948,016
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	$ 3,760,000	$ 3,750,439
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,334,544
Class C 5.31% 6/15/12	8,550,000	8,348,030
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,978,610
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,491,630
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,237,533
Series 2006-C Class A3A, 5.07% 7/15/11	2,860,000	2,848,898
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,623,294
Capital One Multi-Asset Execution Trust:
Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	14,877,318
Series 2007-C3 Class C3, 5.9013% 4/15/13 (a)(e)	6,205,000	6,086,605
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	592,962	592,082
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,531,456
Carrington Mortgage Loan Trust:
Series 2005-NC4 Class M1, 5.985% 9/25/35 (e)	1,690,000	1,382,278
Series 2006-FRE1 Class A3, 5.655% 7/25/36 (e)	13,353,000	12,612,322
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	7,919,385	7,708,456
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	20,350,429	20,333,766
Class C, 5.28% 2/20/13	2,211,166	2,212,229
Series 2006-VT2:
Class A3, 5.07% 2/20/10	15,190,000	15,204,760
Class A4, 5.05% 4/20/14	3,770,000	3,780,734
Class B, 5.24% 4/20/14	450,099	450,649
Class C, 5.29% 4/20/14	490,422	491,027
Class D, 5.46% 4/20/14	1,315,990	1,323,021
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	30,035,000	29,730,214
Series 2006-C4 Class C4, 5.54% 1/9/12 (e)	7,675,000	7,522,512
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 5.37% 8/26/36 (e)	498,434	496,098
Series 2006-NC2:
Class A2A, 5.36% 9/25/36 (e)	607,851	603,483
Class A2B, 5.48% 9/25/36 (e)	1,430,000	1,343,977
Series 2006-WFH3 Class M7, 5.47% 11/25/36 (e)	1,040,000	948,026
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust: - continued
Series 2006-WFHE3 Class M7, 6.12% 10/25/36 (e)	$ 3,500,000	$ 1,150,170
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	15,105,000	15,121,658
Series 2007-A Class A3, 4.98% 10/15/10	15,000,000	15,029,127
CNH Wholesale Master Note Trust Series 2005-1 Class A, 5.7213% 6/15/11 (e)	4,250,000	4,250,760
Countrywide Asset-Backed Certificates Trust:
Series 2007-4 Class A1A, 5.625% 9/25/37 (e)	2,805,923	2,789,264
Series 2007-BC2 Class 2A1, 5.595% 6/25/37 (e)	1,915,279	1,902,711
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 6.005% 5/25/34 (e)	5,275,000	5,001,270
Series 2004-3 Class M1, 6.005% 6/25/34 (e)	1,500,000	1,398,750
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (a)	3,835,000	3,830,806
Series 2007-A Class A3, 5.04% 9/15/11 (a)	19,899,984	19,762,586
Series 2007-B Class A3, 5.47% 11/15/11 (a)	2,559,999	2,559,199
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 5.565% 10/25/36 (e)	1,401,307	1,384,666
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,606,491
DaimlerChrysler Master Owner Trust Series 2005-A Class A, 5.6613% 4/15/10 (e)	6,335,000	6,335,433
DriveTime Auto Owner Trust Series 2006-B:
Class A2, 5.32% 3/15/10 (a)	3,318,410	3,314,262
Class A3, 5.23% 8/15/12 (a)	2,530,000	2,515,453
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	4,820,000	4,820,000
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 5.48% 11/25/36 (e)	8,231,000	7,751,289
Class M1, 5.765% 11/25/36 (e)	5,480,000	4,094,168
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 6.055% 3/25/34 (e)	415,000	362,606
Class M4, 6.405% 3/25/34 (e)	230,562	224,006
Series 2005-FF12 Class A2A, 5.595% 11/25/36 (e)	528,584	526,023
Series 2006-FF12 Class A2, 5.545% 9/25/36 (e)	2,070,527	2,049,822
Series 2006-FF15 Class M1, 5.745% 11/25/36 (e)	3,950,000	2,983,226
Series 2006-FF18 Class M1, 5.735% 12/25/37 (e)	10,000,000	7,532,450
Series 2006-FF5 Class 2A2, 5.615% 4/25/36 (e)	1,055,000	1,039,505
Series 2007-FF1 Class M1, 5.735% 1/25/38 (e)	1,280,000	963,453
Series 2007-FF2 Class A2C, 5.47% 3/25/37 (e)	5,525,000	5,360,112
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	$ 5,151,000	$ 5,077,796
Series 2007-A Class A3A, 5.4% 8/15/11	14,000,000	14,019,306
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.8989% 10/18/54 (a)(e)	1,680,000	1,680,000
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	368,653
Class C, 5.41% 7/21/14	3,340,000	3,284,890
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,587,096
Class C, 5.43% 2/16/15	3,215,000	3,141,729
Fremont Home Loan Trust:
Series 2005-A Class M1, 5.935% 1/25/35 (e)	6,550,000	5,942,835
Series 2006-1 Class M1, 5.825% 4/25/36 (e)	1,020,000	833,145
Series 2006-3 Class 2A1, 5.575% 2/25/37 (e)	136,852	131,679
Series 2006-D Class M1, 5.735% 11/25/36 (e)	1,695,000	1,303,923
Series 2006-E Class M1, 5.765% 1/25/37 (e)	4,865,000	3,609,061
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.885% 9/25/30 (a)(e)	2,810,000	2,791,466
GE Business Loan Trust Series 2006-2A:
Class A, 5.7913% 11/15/34 (a)(e)	6,635,039	6,610,036
Class B, 5.8913% 11/15/34 (a)(e)	2,398,559	2,382,942
Class C, 5.9913% 11/15/34 (a)(e)	3,982,974	3,895,965
Class D, 6.3613% 11/15/34 (a)(e)	1,514,328	1,430,179
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (a)	1,527,688	1,496,756
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	3,920,000	3,913,855
Class B, 5.7613% 9/15/17 (e)	5,830,000	5,815,179
Class C, 5.9313% 9/15/17 (e)	1,610,000	1,602,444
Goal Capital Funding Trust Series 2007-1 Class C1, 5.73% 6/25/42 (e)	3,865,000	3,865,000
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	1,130,000	1,121,379
Class C, 5.74% 12/15/14	3,960,000	3,940,839
GSAMP Trust:
Series 2004-AR1 Class M1, 6.155% 6/25/34 (e)	2,775,000	2,630,328
Series 2004-FM2:
Class M1, 6.255% 1/25/34 (e)	3,173,790	3,066,653
Class M2, 7.155% 1/25/34 (e)	253,277	225,727
Class M3, 7.455% 1/25/34 (e)	253,286	224,502
Series 2006-FM2 Class M1, 5.765% 9/25/36 (e)	2,635,000	2,204,799
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-FM3 Class ABS, 5.705% 11/25/36 (e)	$ 6,635,000	$ 6,245,194
Series 2006-HE5 Class A2C, 5.655% 8/25/36 (e)	1,000,000	917,031
Series 2007-FM1 Class M1, 5.775% 12/25/36 (e)	2,235,000	1,717,394
Series 2007-FM2 Class M1, 5.785% 1/25/37 (e)	4,745,000	3,648,117
Series 2007-HE1 Class M1, 5.57% 3/25/47 (e)	975,000	808,191
Series 2007-NC1 Class M7, 6.27% 12/25/46 (e)	7,508,000	2,931,934
Helios Finance L.P. Series 2007-S1 Class B1, 6.02% 10/20/14 (a)(e)	4,005,000	3,867,962
Holmes Master Issuer PLC:
Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(e)	2,460,000	2,460,000
Class 1C, 5.6% 7/15/40 (a)(e)	1,390,000	1,390,000
Class 2A, 5.42% 7/15/21 (a)(e)	2,460,000	2,460,000
Class 2B, 5.48% 7/15/40 (a)(e)	1,770,000	1,770,000
Class 2C, 5.75% 7/15/40 (a)(e)	720,000	720,000
Class 2M, 5.55% 7/15/40 (a)(e)	1,475,000	1,475,000
Series 2007-2A Class 1C, 5.59% 7/15/21 (e)	5,765,000	5,765,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.825% 8/25/33 (e)	3,519,242	3,365,937
Series 2003-4 Class M1, 6.705% 10/25/33 (e)	7,378,646	6,799,422
Series 2006-1 Class 2A3, 5.73% 4/25/36 (e)	6,095,000	5,847,391
Series 2006-7:
Class 2A3, 5.655% 1/25/37 (e)	16,000,000	14,717,504
Class B1, 7.405% 1/25/37 (e)	675,000	163,688
Class M4, 5.885% 1/25/37 (e)	1,320,000	656,279
Class M7, 6.285% 1/25/37 (e)	675,000	318,101
Series 2006-8:
Class 2A1, 5.555% 3/25/37 (e)	171,203	169,223
Class 2A3, 5.665% 3/25/37 (e)	2,630,000	2,419,190
Class M1, 5.745% 3/25/37 (e)	1,560,000	1,166,151
Series 2007-1 Class M1, 5.745% 5/25/37 (e)	4,320,000	3,560,972
Home Equity Loan Trust Series 2007-FRE1 Class M1, 6.005% 4/25/37 (e)	7,165,000	5,474,060
HSBC Automotive Trust:
Series 2006-3:
Class A2, 5.38% 12/17/09	978,138	976,885
Class A3, 5.28% 9/19/11	5,000,000	4,993,962
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,516,500
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 5.6175% 3/20/36 (e)	2,969,214	2,955,760
Series 2007-2 Class A3V, 5.7575% 7/21/36 (e)	1,055,000	973,402
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust:
Series 2006-HE1:
Class 2A3, 5.665% 10/25/36 (e)	$ 2,445,000	$ 2,414,159
Class M1, 5.755% 10/25/36 (e)	2,490,000	1,908,338
Series 2007-HE1 Class 2A3, 5.695% 1/25/37 (e)	1,485,000	1,334,875
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	1,945,000	1,937,538
Class C, 5.34% 11/15/12	2,520,000	2,496,482
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.645% 1/25/35 (e)	1,645,000	1,586,849
Class M1, 5.725% 5/25/36 (e)	765,000	644,682
Series 2006-WF1:
Class A1A, 5.6% 7/25/36	507,872	507,079
Class A1B, 5.605% 7/25/36 (e)	1,696,418	1,690,056
Series 2007-CH1:
Class AV4, 5.635% 11/25/36 (e)	1,450,000	1,400,610
Class MV1, 5.735% 11/25/36 (e)	1,180,000	973,769
Series 2007-CH3 Class M1, 5.805% 3/25/37 (e)	3,000,000	2,256,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.4979% 3/27/42 (e)	11,300,000	10,275,938
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,119,900
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.255% 7/25/33 (e)	3,741,430	3,163,379
Series 2004-2 Class M1, 6.035% 6/25/34 (e)	5,225,000	4,934,882
Series 2005-1 Class M2, 6.035% 2/25/35 (e)	3,115,000	2,934,346
Series 2005-WL1 Class M2, 6.055% 6/25/35 (e)	2,340,000	2,134,071
Series 2006-1 Class 2A2, 5.645% 2/25/36 (e)	1,225,000	1,217,727
Series 2006-10 Class 2A3, 5.665% 11/25/36 (e)	3,780,000	3,335,850
Series 2006-8 Class 2A1, 5.545% 9/25/36 (e)	1,345,742	1,334,808
Series 2006-9:
Class M10, 8.005% 11/25/36 (e)	2,420,000	484,000
Class M4, 5.875% 11/25/36 (e)	815,000	392,623
Class M5, 5.905% 11/25/36 (e)	1,570,000	645,358
Class M7, 6.305% 11/25/36 (e)	740,000	294,194
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.715% 5/25/36 (e)	1,416,809	1,386,512
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.675% 10/25/36 (e)	2,205,000	2,187,428
Class M1, 5.765% 10/25/36 (e)	500,000	419,089
Series 2006-HE3 Class A2, 5.605% 8/25/36 (e)	3,345,000	3,249,353
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust: - continued
Series 2006-HE5 Class M1, 5.735% 11/25/36 (e)	$ 9,900,000	$ 7,699,755
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 6.0013% 10/15/10 (e)	1,610,000	1,611,487
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 6.255% 7/25/34 (e)	2,004,105	1,917,090
Class M2, 6.33% 7/25/34 (e)	99,769	93,695
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (a)(e)	4,000,000	4,000,000
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	5,295,000	5,294,981
Class B, 5.79% 12/16/13	4,215,000	4,214,845
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.675% 2/25/37 (e)	2,342,955	2,271,959
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 6.155% 7/25/34 (e)	6,775,000	6,626,912
Series 2006-OPT1 Class A1A, 5.765% 6/25/35 (e)	10,207,710	10,025,890
Merrill Lynch Mortgage Investors, Inc. Series 2006-FM1 Class A2B, 5.615% 4/25/37 (e)	3,101,000	3,022,991
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 6.605% 12/27/32 (e)	2,452,633	2,390,027
Series 2003-NC8 Class M1, 6.205% 9/25/33 (e)	3,729,755	3,607,968
Series 2006-HE1 Class A3, 5.685% 1/25/36 (e)	15,245,000	14,759,066
Series 2006-HE3 Class A2C, 5.665% 4/25/36 (e)	2,745,000	2,649,353
Series 2006-HE6 Class A2A, 5.545% 9/25/36 (e)	4,233,551	4,198,493
Series 2006-NC1 Class A2, 5.645% 12/25/35 (e)	1,955,000	1,947,059
Series 2006-NC5 Class A2C, 5.655% 10/25/36 (e)	1,285,000	1,192,841
Series 2007-HE2 Class A2A, 5.545% 1/25/37 (e)	320,178	316,926
Series 2007-HE4 Class A2A, 5.615% 2/25/37 (e)	297,883	294,858
Series 2007-NC3:
Class A2A, 5.565% 5/25/37 (e)	135,102	134,194
Class A2C, 5.695% 5/25/37 (e)	5,815,000	5,386,441
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 7.005% 1/25/32 (e)	1,020,825	1,011,893
Series 2002-NC1 Class M1, 6.705% 2/25/32 (a)(e)	3,960,213	3,837,739
Series 2002-NC3 Class M1, 6.585% 8/25/32 (e)	2,245,000	2,148,205
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 5.605% 4/25/37 (e)	2,128,031	2,116,727
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	22,795,000	4,645,710
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (g)	$ 2,440,000	$ 407,485
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	16,950,000	2,475,570
Series 2006-2 Class AIO, 6% 8/25/11 (g)	1,210,000	245,946
Series 2006-3 Class AIO, 7.1% 1/25/12 (g)	1,945,000	506,011
Series 2006-4:
Class AIO, 6.35% 2/27/12 (g)	6,185,000	1,523,180
Class D, 6.605% 5/25/32 (e)	8,700,000	6,525,000
Series 2007-1 Class A, 7.27% 4/25/12 (g)	8,315,000	2,452,925
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	7,070,000	1,989,781
New Century Home Equity Loan Trust:
Series 2005-D Class M2, 5.975% 2/25/36 (e)	2,775,000	2,039,514
Series 2006-1 Class M2, 5.865% 5/25/36 (e)	1,041,000	834,067
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	7,900,000	6,754,863
Nissan Auto Lease Trust Series 2006-A Class A3, 5.11% 3/15/10	20,000,000	19,922,578
Nomura Home Equity Loan, Inc.:
Series 2006-AF1 Class A1, 6.032% 10/25/36	819,618	817,953
Series 2006-HE1 Class A1, 5.585% 2/25/36 (e)	109,640	109,314
NovaStar Home Equity Loan Trust:
Series 2004-1 Class M1, 5.955% 6/25/34 (e)	1,425,000	1,196,034
Series 2006-2 Class A2A, 5.555% 6/25/36 (e)	263,378	262,884
NovaStar Mortgage Funding Trust Series 2007-1 Class A2C, 5.685% 3/25/37 (e)	2,350,000	2,082,321
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	546,298	545,465
Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 5.595% 5/25/37 (e)	735,565	731,772
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 Class A2A, 5.585% 1/25/37 (e)	869,348	864,050
Ownit Mortgage Loan Trust:
Series 2006-6 Class A2A, 5.565% 9/25/37 (e)	1,633,952	1,609,698
Series 2006-7:
Class A2C, 5.665% 10/25/37 (e)	1,975,000	1,866,375
Class M1, 5.755% 10/25/37 (e)	965,000	723,661
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 6.025% 1/25/35 (e)	9,300,000	8,634,390
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (a)	8,000,000	7,988,610
Class B, 5.51% 9/25/09 (a)	985,000	982,808
Class C, 5.77% 5/25/10 (a)	915,000	908,742
Asset-Backed Securities - continued
	Principal Amount	Value
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	$ 421,058	$ 418,558
Providian Gateway Owner Trust:
Series 2004-DA Class C, 3.95% 9/15/11 (a)	1,750,000	1,746,226
Series 2004-FA Class D, 4.45% 11/15/11 (a)	5,000,000	4,980,801
Providian Master Note Trust Series 2006-C1A Class C1, 6.1613% 3/16/15 (a)(e)	11,090,000	10,690,587
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (a)	2,775,000	2,712,786
Residential Asset Mortgage Products, Inc. Series 2007-RZ1 Class A2, 5.48% 2/25/37 (e)	3,515,000	3,420,404
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.625% 10/25/36 (e)	2,455,000	2,412,038
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 7.225% 1/25/36 (e)	500,000	362,856
Series 2007-NC1 Class M1, 5.745% 12/25/36 (e)	4,545,000	3,525,720
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.745% 10/25/36 (e)	1,875,000	1,497,208
Sierra Receivables Funding Co. Series 2007-1A Class A2, 5.6875% 3/20/19 (a)(e)	2,720,810	2,689,351
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC4 Class M1, 6.105% 11/25/34 (e)	2,830,000	2,511,433
Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	3,436,522	2,405,565
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.805% 4/25/34 (e)	9,216,491	8,971,683
Series 2006-BC3:
Class M1, 5.755% 10/25/36 (e)	3,085,000	2,468,148
Class M7, 6.305% 10/25/36 (e)	1,522,000	458,256
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2 Class M1, 5.745% 3/25/37 (e)	1,663,000	1,294,945
Series 2007-OSI Class A2, 5.595% 6/25/37 (e)	2,634,825	2,617,535
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.8913% 9/15/11 (e)	4,825,000	4,726,088
Series 2007-AE1:
Class A, 5.7113% 1/15/12 (e)	1,170,000	1,151,865
Class B, 5.9113% 1/15/12 (e)	975,000	974,181
Class C, 6.2113% 1/15/12 (e)	1,220,000	1,202,432
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 6.0613% 3/15/11 (a)(e)	13,670,000	13,722,113
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.8113% 6/15/10 (e)	1,655,000	1,641,595
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (a)	11,636,457	11,354,040
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.7113% 6/15/12 (e)	$ 3,570,000	$ 3,496,458
Class B, 5.8313% 6/15/12 (e)	2,080,000	2,076,687
Class C, 6.1113% 6/15/12 (e)	1,245,000	1,242,924
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.615% 12/25/36 (e)	6,007,676	5,932,643
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.8116% 4/6/42 (a)(e)	860,000	857,420
Class B, 5.9116% 4/6/42 (a)(e)	5,720,000	5,535,816
Triad Auto Receivables Owner Trust Series 2006-C:
Class A2, 5.4% 1/12/10	1,996,428	1,994,677
Class A3, 5.26% 11/14/11	7,810,000	7,793,948
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.7613% 10/17/11 (e)	4,060,000	4,011,470
Class C, 5.9613% 10/17/11 (e)	3,815,000	3,735,720
UPFC Auto Receivables Trust:
Series 2006-B Class A3, 5.01% 8/15/12	15,000,000	14,915,747
Series 2007-A Class A3, 5.53% 7/15/13	1,865,000	1,866,563
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	6,200,000	6,192,975
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	5,380,000	5,368,138
Class B, 5.29% 6/20/12 (a)	2,140,000	2,128,073
Class D, 5.54% 12/20/12 (a)	3,050,000	3,017,979
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 6.4113% 6/15/20 (e)	2,558,451	2,488,350
WaMu Asset-Backed Certificates Series 2006-HE5:
Class M1, 5.755% 10/25/36 (e)	2,900,000	2,229,314
Class M9, 8.005% 10/25/36 (e)	1,680,000	434,470
WaMu Master Note Trust:
Series 2006-C2A Class C2, 6.1113% 8/15/15 (a)(e)	8,000,000	7,637,504
Series 2006-C3A Class C3A, 5.9913% 10/15/13 (a)(e)	5,750,000	5,642,976
Series 2007-C1 Class C1, 6.0113% 5/15/14 (a)(e)	5,370,000	5,132,109
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 5.595% 4/25/37 (e)	2,551,549	2,533,609
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	86,612	85,920
Series 2005-1 Class D, 4.09% 8/15/12	277,853	275,548
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust: - continued
Series 2005-2 Class C, 4.62% 11/19/12	$ 10,000,000	$ 9,903,171
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	1,936,165	1,928,362
TOTAL ASSET-BACKED SECURITIES (Cost $1,102,815,973)		1,034,682,812
Collateralized Mortgage Obligations - 24.5%

Private Sponsor - 24.5%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.795% 3/25/35 (e)	403,438	396,405
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.77% 2/17/52 (a)(e)	1,015,000	1,015,040
Class 3C, 5.91% 2/17/52 (a)(e)	620,000	619,976
Series 2006-2A:
Class 1B, 5.6% 2/17/52 (a)(e)	925,000	922,904
Class 1C, 5.76% 2/17/52 (a)(e)	1,110,000	1,107,789
Class 1M, 5.67% 2/17/52 (a)(e)	465,000	463,892
Class 2B, 5.64% 2/17/52 (a)(e)	2,890,000	2,863,245
Class 2C, 5.9% 2/17/52 (a)(e)	3,535,000	3,474,242
Class 2M, 5.72% 2/17/52 (a)(e)	1,965,000	1,948,804
Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(e)	5,610,000	5,610,000
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1499% 10/25/33 (e)	10,750,000	10,554,981
Series 2003-J Class 2A2, 4.3919% 11/25/33 (e)	1,601,964	1,575,905
Series 2003-K:
Class 1A1, 6.0109% 12/25/33 (e)	808,157	813,547
Class 2A1, 4.158% 12/25/33 (c)(e)	12,379,990	12,147,722
Series 2003-L Class 2A1, 3.9725% 1/25/34 (e)	18,558,047	18,348,653
Series 2004-1 Class 2A2, 4.6856% 10/25/34 (e)	9,302,959	9,137,433
Series 2004-A:
Class 2A1, 3.5523% 2/25/34 (e)	939,926	914,305
Class 2A2, 4.1033% 2/25/34 (e)	4,057,381	3,966,555
Series 2004-B:
Class 1A1, 6.1226% 3/25/34 (e)	1,316,708	1,312,261
Class 2A2, 4.093% 3/25/34 (e)	9,443,882	9,240,349
Series 2004-C Class 1A1, 5.9228% 4/25/34 (e)	2,056,849	2,047,233
Series 2004-D:
Class 1A1, 5.6283% 5/25/34 (e)	3,611,509	3,604,343
Class 2A1, 3.6156% 5/25/34 (e)	453,364	440,134
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-D:
Class 2A2, 4.1966% 5/25/34 (c)(e)	$ 22,376,769	$ 22,084,644
Series 2004-G Class 2A7, 4.5349% 8/25/34 (e)	16,765,460	16,447,048
Series 2004-H Class 2A1, 4.4666% 9/25/34 (e)	17,218,268	16,871,891
Series 2004-J:
Class 1A2, 4.2195% 11/25/34 (e)	2,414,084	2,422,539
Class 2A1, 4.7685% 11/25/34 (e)	16,875,187	16,564,505
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (e)	497,880	492,047
Class 2A2, 4.8021% 9/25/35 (e)	512,417	499,011
Series 2005-J:
Class 2A4, 5.0858% 11/25/35 (e)	7,646,000	7,515,860
Class 2A5, 5.0858% 11/25/35 (e)	4,121,000	4,048,785
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.082% 8/25/35 (c)(e)	25,523,488	25,281,342
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.785% 1/25/35 (e)	281,585	280,389
Series 2005-2 Class 1A1, 5.755% 3/25/35 (e)	308,360	306,882
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4502% 10/12/41 (a)(e)(g)	28,365,000	582,302
Chase Mortgage Finance Trust:
Series 2007-A1 Class 5A1, 4.1708% 2/25/37 (e)	2,481,458	2,420,829
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (e)	1,410,029	1,388,224
Class 3A1, 4.566% 7/25/37 (e)	2,540,119	2,494,651
Citigroup Mortgage Loan Trust floater Series 2006-FX1 Class A2, 5.705% 10/25/36 (e)	5,758,000	5,657,235
Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1:
Class A3, 4.2265% 8/25/34 (e)	8,004,971	7,887,230
Class A4, 4.4069% 8/25/34 (e)	4,166,084	4,081,982
Countrywide Home Loans, Inc. 4.4262% 6/20/35 (e)	1,440,000	1,392,584
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 5.905% 3/25/35 (e)	1,034,203	1,026,360
Series 2005-10 Class 5A2, 5.825% 1/25/36 (e)	508,046	500,680
Series 2005-8 Class 7A2, 5.785% 11/25/35 (e)	217,733	216,885
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.875% 4/25/34 (e)	113,693	113,689
Series 2004-AR6 Class 9A2, 5.875% 10/25/34 (e)	623,970	623,896
Series 2005-6 Class 1A2, 5.775% 7/25/35 (e)	7,071,821	7,017,487
Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (e)	1,510,609	1,484,136
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (a)	$ 4,925,000	$ 4,925,000
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 5.5675% 10/18/31 (a)(e)	1,148,328	1,147,610
Class B1, 5.45% 10/18/54 (a)(e)	1,435,000	1,434,103
Class B2, 5.52% 10/18/54 (a)(e)	3,315,000	3,312,928
Class C2, 5.83% 10/18/54 (a)(e)	1,110,000	1,108,613
Class M1, 5.53% 10/18/54 (a)(e)	830,000	829,481
Class M2, 5.61% 10/18/54 (a)(e)	1,900,000	1,897,625
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.3013% 11/19/35 (e)	24,034,758	23,573,646
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.98% 11/20/56 (a)(e)	2,590,000	2,524,525
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.44% 12/21/24 (e)	5,462,500	5,460,315
Class A4, 5.46% 12/20/54 (e)	8,460,000	8,431,947
Series 2005-4 Class C2, 6.06% 12/20/54 (e)	1,995,000	1,992,666
Series 2006-1A:
Class A5, 5.58% 12/20/54 (a)(e)	15,000,000	14,962,980
Class C2, 6.11% 12/20/54 (a)(e)	4,555,000	4,510,179
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	240,000	226,368
Series 2006-4:
Class B1, 5.45% 12/20/54 (e)	3,540,000	3,536,991
Class C1, 5.74% 12/20/54 (e)	2,165,000	2,162,857
Class M1, 5.53% 12/20/54 (e)	930,000	928,958
Series 2007-1:
Class 1C1, 5.66% 12/20/54 (e)	1,975,000	1,945,217
Class 1M1, 5.51% 12/20/54 (e)	1,490,000	1,477,663
Class 2B1, 5.48% 12/20/54 (e)	1,590,000	1,590,000
Class 2C1, 5.79% 12/20/54 (e)	880,000	844,941
Class 2M1, 5.61% 12/20/54 (e)	1,915,000	1,868,255
Series 2007-2 Class 2C1, 5.79% 12/17/54 (e)	2,645,000	2,642,107
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.5% 9/20/44 (e)	1,634,420	1,631,078
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (e)	7,011,495	6,923,088
Series 2007-AR2 Class 2A1, 4.8399% 4/25/35 (e)	1,437,300	1,408,604
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 5.64% 7/15/40 (a)(e)	3,060,000	3,036,560
Series 2007-2A Class 2C1, 5.77% 7/15/21 (e)	1,805,000	1,805,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Master Issuer PLC: - continued
Series 2007-1 Class 2C1, 5.78% 7/15/40 (e)	$ 840,000	$ 808,172
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.815% 4/25/35 (e)	345,386	344,249
JPMorgan Mortgage Trust:
sequential payer Series 2006-A4 Class 1A3, 5.8257% 6/25/36 (e)	2,770,000	2,728,450
Series 2006-A2 Class 5A1, 3.7552% 11/25/33 (e)	7,678,362	7,568,090
Series 2006-A3 Class 6A1, 3.7702% 8/25/34 (e)	2,521,260	2,449,626
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (e)	493,006	489,367
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (e)	7,462,764	7,348,290
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3202% 5/25/17 (e)	14,554,728	14,554,286
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (e)	58,017	57,798
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 5.735% 10/25/36 (e)	2,860,000	2,266,035
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2367% 8/25/17 (e)	14,813,676	14,967,669
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.7813% 6/15/22 (a)(e)	230,000	229,887
Class C, 5.8013% 6/15/22 (a)(e)	1,495,000	1,493,114
Class D, 5.8113% 6/15/22 (a)(e)	575,000	574,464
Class E, 5.8213% 6/15/22 (a)(e)	920,000	918,334
Class F, 5.8513% 6/15/22 (a)(e)	690,000	688,046
Class G, 5.9213% 6/15/22 (a)(e)	345,000	343,487
Class H, 5.9413% 6/15/22 (a)(e)	690,000	686,007
Class J, 5.9813% 6/15/22 (a)(e)	805,000	792,526
Class TM, 6.1113% 6/15/22 (a)(e)	16,190,000	16,320,043
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-E Class A2, 5.7613% 10/25/28 (e)	201,541	198,679
Series 2004-B Class A2, 5.65% 6/25/29 (e)	172,932	172,285
Series 2003-G Class XA1, 1% 1/25/29 (g)	23,064,503	35,888
Series 2003-H Class XA1, 1% 1/25/29 (g)	17,792,295	40,840
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.795% 7/25/36 (e)	3,345,000	2,465,526
Class M7, 6.305% 7/25/36 (e)	910,000	411,705
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.805% 3/25/37 (e)	2,880,000	2,350,725
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing (No. 8) PLC floater Class 3C, 5.88% 6/10/42 (e)	$ 1,050,000	$ 1,027,098
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.54% 9/10/33 (e)	1,160,000	1,158,732
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.46% 6/10/33 (a)(e)	7,110,000	7,057,080
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.76% 7/17/42 (e)	4,910,000	4,907,890
Series 2007-1 Class 4A, 5.44% 10/15/33 (e)	10,110,000	9,984,939
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 7.1% 7/10/35 (a)(e)	9,342,500	9,435,925
Class B5, 7.7% 7/10/35 (a)(e)	8,674,388	8,677,099
Class B6, 8.2% 7/10/35 (a)(e)	3,782,587	3,820,413
Series 2003-CB1:
Class B3, 6.8% 6/10/35 (a)(e)	4,239,545	4,260,743
Class B4, 7% 6/10/35 (a)(e)	3,787,942	3,806,881
Class B5, 7.6% 6/10/35 (a)(e)	2,585,201	2,598,127
Class B6, 8.1% 6/10/35 (a)(e)	1,534,531	1,549,876
Series 2004-B:
Class B4, 6.45% 2/10/36 (a)(e)	1,540,730	1,509,916
Class B5, 6.9% 2/10/36 (a)(e)	1,042,956	1,022,097
Class B6, 7.35% 2/10/36 (a)(e)	379,257	367,879
Series 2004-C:
Class B4, 6.3% 9/10/36 (a)(e)	1,915,041	1,895,890
Class B5, 6.7% 9/10/36 (a)(e)	2,106,545	2,064,414
Class B6, 7.1% 9/10/36 (a)(e)	287,256	278,638
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.605% 9/25/46 (e)	3,622,390	3,597,486
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	10,178,358	10,268,269
Series 2004-SL2 Class A1, 6.5% 10/25/16	3,162,029	3,199,035
Series 2004-SL3 Class A1, 7% 8/25/16	1,826,377	1,857,309
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.955% 6/25/33 (a)(e)	2,225,672	2,147,079
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 5.555% 5/25/36 (e)	285,217	284,192
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	22,540,557	14,201
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (e)	338,689	338,634
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-12 Class 1A2, 5.69% 1/20/35 (e)	$ 166,404	$ 164,843
Series 2004-4 Class A, 5.6206% 5/20/34 (e)	141,870	141,848
Series 2004-5 Class A3, 5.6409% 6/20/34 (e)	161,319	160,886
Series 2004-6 Class A3A, 5.6975% 6/20/35 (e)	144,822	144,720
Series 2004-7 Class A3A, 5.7038% 8/20/34 (e)	142,064	141,796
Series 2005-1 Class A2, 5.6325% 2/20/35 (e)	162,980	160,844
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 5.655% 10/25/36 (e)	4,415,000	3,907,275
Structured Asset Securities Corp. floater:
Series 2006-BC5 Class M1, 5.745% 12/25/36 (e)	15,000,000	11,100,015
Series 2007-MLN1 Class M1, 5.855% 1/25/37 (a)(e)	1,175,000	883,224
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	14,973,056
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	386,937	386,399
Series 2003-AR10 Class A7, 4.0575% 10/25/33 (e)	1,835,000	1,790,755
Series 2003-AR12 Class A5, 4.043% 2/25/34	4,977,814	4,925,456
Series 2004-AR7 Class A6, 3.941% 7/25/34 (e)	655,000	633,410
Series 2006-AR10 Class 1A4, 5.9506% 9/25/36 (e)	8,675,000	8,749,458
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	3,308,348	3,399,857
Series 2004-RA2 Class 2A, 7% 7/25/33	3,854,911	3,915,144
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 5.2907% 9/25/34 (e)	9,097,264	9,098,715
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (c)(e)	46,353,051	45,077,869
Series 2005-AR12 Class 2A6, 4.3186% 7/25/35 (e)	11,646,218	11,357,775
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	29,206,654	28,568,130
Series 2005-AR4 Class 2A2, 4.5234% 4/25/35 (e)	12,969,206	12,685,376
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $696,177,086)		681,168,417
Commercial Mortgage Securities - 17.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	850,126	845,345
Series 2007-2 Class A1, 5.421% 1/10/12	2,152,043	2,152,713
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-5 Class XP, 0.832% 9/10/47 (g)	$ 28,196,208	$ 796,816
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A2, 3.52% 11/10/38	2,051,225	2,002,634
Series 2002-2 Class XP, 1.7784% 7/11/43 (a)(e)(g)	9,866,243	345,067
Series 2003-2 Class XP, 0.2627% 3/11/41 (a)(e)(g)	142,188,247	1,127,581
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class A1, 5.6813% 10/15/19 (a)(e)	245,030	244,996
Class A2, 5.7213% 10/15/19 (a)(e)	360,000	359,873
Class B, 5.7513% 10/15/19 (a)(e)	410,000	409,786
Class C, 5.7913% 10/15/19 (a)(e)	925,000	924,038
Class D, 5.8213% 10/15/19 (a)(e)	1,130,000	1,128,240
Class E, 5.8513% 10/15/19 (a)(e)	615,000	613,869
Class F, 5.9213% 10/15/19 (a)(e)	820,000	817,914
Class G, 5.9413% 10/15/19 (a)(e)	870,000	867,174
Class JCA, 6.2113% 10/15/19 (a)(e)	140,864	138,820
Class JCP, 6.1113% 10/15/19 (a)(e)	101,838	100,548
Class KCA, 6.2613% 10/15/19 (a)(e)	96,253	95,213
Class KCP, 6.1613% 10/15/19 (a)(e)	166,074	164,202
Class LCA, 6.3613% 10/15/19 (a)(e)	111,902	110,693
Class LCP, 6.2613% 10/15/19 (a)(e)	612,592	605,975
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.865% 4/25/34 (a)(e)	3,276,583	3,275,047
Class B, 7.405% 4/25/34 (a)(e)	378,067	376,354
Class M1, 6.065% 4/25/34 (a)(e)	294,052	293,409
Class M2, 6.705% 4/25/34 (a)(e)	294,052	293,409
Series 2004-2 Class A, 5.935% 8/25/34 (a)(e)	3,838,283	3,837,683
Series 2004-3:
Class A1, 5.875% 1/25/35 (a)(e)	6,925,651	6,918,077
Class A2, 5.925% 1/25/35 (a)(e)	985,239	984,162
Class M1, 6.005% 1/25/35 (a)(e)	1,188,082	1,179,543
Series 2005-2A Class A1, 5.815% 8/25/35 (a)(e)	2,330,397	2,320,892
Series 2005-3A Class A2, 5.905% 11/25/35 (a)(e)	812,093	809,809
Series 2006-4A:
Class A1, 5.735% 12/25/36 (a)(e)	2,283,611	2,268,508
Class A2, 5.775% 12/25/36 (a)(e)	5,432,936	5,384,759
Class B1, 6.205% 12/25/36 (a)(e)	168,463	145,721
Class B2, 6.755% 12/25/36 (a)(e)	159,104	144,008
Class B3, 7.955% 12/25/36 (a)(e)	290,131	277,321
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M1, 5.795% 12/25/36 (a)(e)	$ 369,683	$ 363,230
Class M2, 5.815% 12/25/36 (a)(e)	233,977	225,787
Class M3, 5.845% 12/25/36 (a)(e)	237,720	221,962
Class M4, 5.905% 12/25/36 (a)(e)	285,451	271,268
Class M5, 5.945% 12/25/36 (a)(e)	262,054	234,641
Class M6, 6.025% 12/25/36 (a)(e)	233,977	222,585
Series 2007-1:
Class A2, 5.775% 3/25/37 (a)(e)	987,870	977,219
Class B1, 6.175% 3/25/37 (a)(e)	315,177	289,668
Class B2, 6.655% 3/25/37 (a)(e)	225,799	204,242
Class B3, 8.855% 3/25/37 (a)(e)	649,171	595,513
Class M1, 5.775% 3/25/37 (a)(e)	263,432	255,200
Class M2, 5.795% 3/25/37 (a)(e)	197,574	190,721
Class M3, 5.825% 3/27/37 (a)(e)	178,757	172,780
Class M4, 5.875% 3/25/37 (a)(e)	131,716	124,760
Class M5, 5.925% 3/25/37 (a)(e)	221,095	208,485
Class M6, 6.005% 3/25/37 (a)(e)	310,473	290,632
Series 2007-2A:
Class A1, 5.775% 7/25/37 (a)(e)	796,065	788,975
Class A2, 5.825% 7/25/37 (a)(e)	746,620	739,970
Class B1, 7.105% 7/25/37 (a)(e)	222,503	213,429
Class B2, 7.755% 7/25/37 (a)(e)	192,836	183,134
Class B3, 8.855% 7/25/37 (a)(e)	212,614	198,229
Class M1, 5.875% 7/25/37 (a)(e)	252,170	245,077
Class M2, 5.915% 7/25/37 (a)(e)	128,557	124,580
Class M3, 5.995% 7/25/37 (a)(e)	128,557	125,082
Class M4, 6.155% 7/25/37 (a)(e)	276,892	265,124
Class M5, 6.255% 7/25/37 (a)(e)	242,281	231,492
Class M6, 6.505% 7/25/37 (a)(e)	306,559	293,051
Series 2007-3:
Class B1, 6.455% 7/25/37 (a)(e)	247,241	243,533
Class B2, 7.105% 7/25/37 (a)(e)	644,766	635,095
Class B3, 9.505% 7/25/37 (a)(e)	329,655	324,710
Class M1, 5.815% 7/25/37 (a)(e)	213,306	212,106
Class M2, 5.845% 7/25/37 (a)(e)	227,850	226,568
Class M3, 5.875% 7/25/37 (a)(e)	373,286	370,719
Class M4, 6.005% 7/25/37 (a)(e)	586,592	581,459
Class M5, 6.105% 7/25/37 (a)(e)	295,720	292,763
Class M6, 6.305% 7/25/37 (a)(e)	223,002	220,772
Series 2007-4A:
Class B1, 8.055% 9/25/37 (a)(e)	308,327	308,327
Class B2, 8.955% 9/25/37 (a)(e)	1,158,714	1,158,714
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class M1, 6.28% 9/25/37 (a)(e)	$ 283,462	$ 283,462
Class M2, 6.555% 9/25/37 (a)(e)	283,462	283,462
Class M4, 7.105% 9/25/37 (a)(e)	755,900	755,900
Class M5, 7.255% 9/25/37 (a)(e)	755,900	755,900
Class M6, 7.455% 9/25/37 (a)(e)	760,873	760,873
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(e)	490,000	487,550
Class E, 5.9113% 3/15/22 (a)(e)	2,550,000	2,532,469
Class F, 5.9613% 5/15/22 (a)(e)	1,565,000	1,549,350
Class G, 6.0113% 3/15/22 (a)(e)	400,000	395,500
Class H, 6.1613% 3/15/22 (a)(e)	490,000	483,875
Class J, 6.3113% 3/15/22 (a)(e)	490,000	483,263
Class MS-6, 6.5113% 3/15/22 (a)(e)	975,000	950,625
Class MS5, 6.2613% 3/15/22 (a)(e)	1,760,000	1,722,600
Class X-1M, 1.12% 3/15/22 (a)(g)	54,573,440	511,626
sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (e)	2,548,403	2,514,731
Bear Stearns Commercial Mortgage Securities, Inc. Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,669,274	1,653,345
Class X2, 0.3784% 2/11/44 (a)(e)(g)	118,660,000	2,300,794
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class A1, 5.6813% 11/15/36 (a)(e)	366,557	366,413
Class A2, 5.7213% 11/15/36 (a)(e)	2,055,000	2,053,947
Class B, 5.7513% 11/15/36 (a)(e)	515,000	514,780
Class C, 5.7813% 11/15/36 (a)(e)	515,000	514,780
Class CNP-1, 6.4113% 8/16/21 (a)(e)	545,000	540,976
Class D, 5.8213% 11/15/36 (a)(e)	410,000	409,632
Class E, 5.8513% 11/15/36 (a)(e)	310,000	309,433
Class F, 5.9213% 8/16/21 (a)(e)	515,000	513,695
Class G, 5.9413% 11/15/36 (a)(e)	515,000	513,134
Class H, 5.9813% 11/15/36 (a)(e)	410,000	405,438
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	9,045,227	8,963,690
COMM:
sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	10,957,330	10,991,705
Series 2004-LBN2 Class X2, 0.9563% 3/10/39 (a)(e)(g)	31,499,233	702,446
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM: - continued
Series 2006-C8:
Class A1, 5.11% 12/10/46	$ 2,467,818	$ 2,450,354
Class XP, 0.5055% 12/10/46 (e)(g)	138,880,723	3,252,489
Commercial Mortgage pass-thru certificates floater:
Series 2005-FL11:
Class B, 5.8613% 11/15/17 (a)(e)	2,513,431	2,513,140
Class C, 5.9113% 11/15/17 (a)(e)	1,748,914	1,748,885
Series 2006-FL12:
Class AJ, 5.7413% 12/15/20 (a)(e)	5,645,000	5,641,824
Class CA1, 6.3025% 12/15/20 (a)(e)	72,407	72,407
Class CA2, 6.3525% 12/15/20 (a)(e)	113,218	112,652
Class CA3, 6.4025% 12/15/20 (a)(e)	130,332	129,681
Class CA4, 6.5025% 12/15/20 (a)(e)	143,497	142,780
Class CN1, 6.2525% 12/15/20 (a)(e)	379,149	377,253
Class CN2, 6.3025% 12/15/20 (a)(e)	203,675	202,657
Class CN3, 6.4025% 12/15/20 (a)(e)	197,408	196,421
Series 2007-FL14:
Class F, 6.1113% 6/15/22 (a)(e)	2,234,431	2,223,259
Class G, 6.1613% 6/15/22 (a)(e)	619,299	616,203
Class H, 6.3113% 6/15/22 (a)(e)	619,299	616,203
Class MLK1, 6.4113% 6/15/22 (a)(e)	1,705,000	1,696,475
Class MLK2, 6.6113% 6/15/22 (a)(e)	945,000	940,275
Class MLK3, 6.8113% 6/15/22 (a)(e)	1,135,000	1,129,325
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	6,424,022	6,395,495
Series 2007-C3 Class A1, 5.664% 6/15/39 (e)	1,318,071	1,320,007
Series 2006-C5 Class ASP, 0.6708% 12/15/39 (e)(g)	85,375,000	2,784,326
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 7.1113% 7/15/19 (a)(e)	2,440,555	2,397,845
Class SHDC, 6.6113% 7/15/19 (a)(e)	1,163,764	1,145,906
Series 2006-TFL2:
Class A2, 5.7813% 10/15/21 (a)(e)	10,000,000	9,994,529
Class SHDD, 6.9613% 7/15/19 (a)(e)	657,234	650,661
sequential payer Series 1998-C1 Class A1B, 6.48% 5/17/40	13,528,101	13,567,839
Series 1997-C2 Class D, 7.27% 1/17/35	20,440,000	20,650,090
Series 2002-CP5 Class A1, 4.106% 12/15/35	1,717,835	1,662,992
Series 2003-C4 Class ASP, 0.3695% 8/15/36 (a)(e)(g)	92,363,609	931,829
Commercial Mortgage Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.7813% 11/15/36 (a)(e)	$ 1,595,000	$ 1,580,916
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.8913% 4/15/21 (a)(e)	1,440,000	1,438,857
DLJ Commercial Mortgage Corp.:
sequential payer Series 1998-CF1 Class A1B, 6.41% 2/18/31	1,891,521	1,887,634
sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,474,696	4,516,864
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	1,590,248	1,585,570
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.0589% 11/10/38 (e)(g)	92,728,467	2,558,323
Series 2007-C1 Class XP, 0.2519% 12/10/49 (e)(g)	96,490,000	1,186,817
General Growth Properties, Inc. sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	69,000,000	69,050,991
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,364,350
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.6684% 12/10/38 (a)(e)(g)	104,943,929	1,778,821
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,525,688	1,518,080
Series 2003-C1 Class XP, 1.8578% 7/5/35 (a)(e)(g)	55,857,340	2,669,858
Series 2003-C2 Class XP, 1.0034% 1/5/36 (a)(e)(g)	124,696,134	2,761,832
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.65% 3/1/20 (a)(e)	4,615,000	4,522,700
Class D, 5.7% 3/1/20 (a)(e)	5,460,000	5,350,800
Class E, 5.77% 3/1/20 (a)(e)	765,000	749,700
Class F, 5.81% 3/1/20 (a)(e)	380,000	372,400
Class G, 5.85% 3/1/20 (a)(e)	190,000	186,200
Class H, 5.98% 3/1/20 (a)(e)	315,000	307,125
Class J:
6.18% 3/1/20 (a)(e)	450,000	438,750
6.38% 3/1/20 (a)(e)	315,000	307,125
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	37,549,829	37,240,520
Series 2004-C1 Class A1, 3.659% 10/10/28	27,150,744	26,657,190
Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	8,460,000	8,518,022
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,861,435	1,872,474
Commercial Mortgage Securities - continued
	Principal Amount	Value
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	$ 2,396,679	$ 2,438,693
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9771% 1/15/38 (a)(e)(g)	25,988,436	673,776
Series 2004-CB8 Class X2, 1.1078% 1/12/39 (a)(e)(g)	26,636,057	795,558
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.7413% 11/15/18 (a)(e)	1,875,000	1,873,865
Class B, 5.7813% 11/15/18 (a)(e)	1,098,812	1,097,605
Class C, 5.8213% 11/15/18 (a)(e)	779,685	778,100
Class D, 5.8413% 11/15/18 (a)(e)	275,610	274,947
Class E, 5.8913% 11/15/18 (a)(e)	413,414	412,038
Class F, 5.9413% 11/15/18 (a)(e)	620,122	617,484
Class G, 5.9713% 11/15/18 (a)(e)	536,713	529,503
Class H, 6.1113% 11/15/18 (a)(e)	413,414	403,577
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	2,590,493	2,585,864
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205,000	9,047,849
Series 2006-C7 Class A1, 5.279% 11/15/38	733,098	732,068
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	981,380	980,841
Series 2004-C2 Class XCP, 1.1169% 3/1/36 (a)(e)(g)	214,879,490	5,580,807
Series 2004-C4 Class A2, 4.567% 6/15/29 (e)	2,825,000	2,791,194
Series 2007-C2 Class A1, 5.226% 2/15/40	806,750	803,706
Merrill Lynch Mortgage Trust sequential payer Series 2007-C1 Class A1, 4.533% 7/12/40	5,420,000	5,350,977
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class XP, 0.6718% 12/12/49 (e)(g)	45,586,489	1,463,855
Morgan Stanley Capital I Trust sequential payer Series 2006-HQ8 Class A1, 5.124% 3/12/44	692,378	688,340
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 6.111% 7/17/17 (a)(e)	2,649,137	2,635,892
Series 2007-XLFA:
Class MHRO, 6.3013% 10/15/20 (a)(e)	931,091	912,470
Class MJPM, 6.6113% 10/15/20 (a)(e)	326,655	320,122
Class MSTR, 6.3113% 10/15/20 (a)(e)	505,000	494,900
Class NHRO, 6.5013% 10/15/20 (a)(e)	1,433,151	1,404,488
Class NSTR, 6.4613% 10/15/20 (a)(e)	460,000	450,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	$ 1,610,781	$ 1,602,999
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,523,500	1,505,751
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,644,953	3,634,756
Series 2007-T25 Class A1, 5.391% 11/12/49	2,304,504	2,302,018
Series 2006-HQ10 Class X2, 0.5035% 11/1/41 (a)(e)(g)	67,617,173	1,452,998
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (e)	2,064,027	2,061,859
Series 2007-XLC1:
Class C, 6.211% 7/17/17 (a)(e)	3,273,331	3,256,964
Class D, 6.311% 7/17/17 (a)(e)	1,538,367	1,522,984
Class E, 6.411% 7/17/17 (a)(e)	1,253,302	1,240,769
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.9313% 7/15/19 (a)(e)	1,975,000	1,971,821
sequential payer Series 1998-HF2 Class A2, 6.48% 11/15/30	4,226,854	4,234,864
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	16,374,011	16,345,291
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	9,647,505	9,627,044
Class E3, 7.253% 3/15/13 (a)	11,693,356	11,639,543
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 6.3113% 6/15/20 (e)	250,000	244,738
Class AP2, 6.4113% 6/15/20 (e)	435,000	423,081
Class F, 6.0913% 6/15/20 (e)	3,755,000	3,723,511
Class LXR1, 6.3113% 6/15/20 (e)	1,003,888	990,825
sequential payer Series 2007-C31 Class A1, 5.14% 4/15/47	1,423,840	1,411,354
Series 2003-C8 Class XP, 0.5525% 11/15/35 (a)(e)(g)	64,642,366	636,087
Series 2003-C9 Class XP, 0.5049% 12/15/35 (a)(e)(g)	45,384,126	595,472
Series 2006-C29 Class A1, 5.11% 11/15/48 (c)	8,239,016	8,166,406
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $502,916,208)		495,133,370
Fixed-Income Funds - 1.6%
	Shares	Value
Fidelity Ultra-Short Central Fund (f) (Cost $45,994,970)	462,261	$ 43,706,778
Cash Equivalents - 4.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	$ 6,332,528	6,329,000
5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	104,712,474	104,650,000
TOTAL CASH EQUIVALENTS (Cost $110,979,000)		110,979,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,911,611,434)		2,819,982,549
NET OTHER ASSETS - (1.4)%		(39,893,512)
NET ASSETS - 100%		$ 2,780,089,037
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
283 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 279,103,444	$ (423,263)
283 Eurodollar 90 Day Index Contracts	Dec. 2007	279,508,487	(114,045)
283 Eurodollar 90 Day Index Contracts	March 2008	279,717,200	67,968
283 Eurodollar 90 Day Index Contracts	June 2008	279,777,338	117,781
283 Eurodollar 90 Day Index Contracts	Sept. 2008	279,773,800	114,968
283 Eurodollar 90 Day Index Contracts	Dec. 2008	279,745,500	23,593
283 Eurodollar 90 Day Index Contracts	March 2009	279,706,588	2,406
283 Eurodollar 90 Day Index Contracts	June 2009	279,667,675	(68,355)
283 Eurodollar 90 Day Index Contracts	Sept. 2009	279,639,375	196,968
283 Eurodollar 90 Day Index Contracts	Dec. 2009	279,596,925	204,043
TOTAL EURODOLLAR CONTRACTS			$ 122,064
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 3,900,000	$ 936,000
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	10,000,000	(6,945,917)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45%

	August 2036	$ 2,000,000	$ 1,547,487
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,300,000	(241,850)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	3,000,000	(840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	7,000,000	(1,960,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	3,000,000	(840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	3,700,000	(1,036,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	7,000,000	(1,960,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	August 2037	$ 3,900,000	$ (1,092,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	1,400,000	(392,000)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400,000	(1,910,890)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	3,000,000	(846,360)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,300,000	(673,117)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200,000	(332,740)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,498,000	(1,189,090)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 1,300,000	$ (982,750)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,300,000	(831,751)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	10,000,000	(6,285,545)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	10,000,000	(7,737,433)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	10,000,000	(6,660,000)
TOTAL CREDIT DEFAULT SWAPS		88,198,000	(40,273,956)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	592,315
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 30,000,000	$ (176,136)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	15,000,000	(1,644,546)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	20,000,000	(2,191,867)
TOTAL TOTAL RETURN SWAPS		65,000,000	(4,012,549)
		$ 203,198,000	$ (43,694,190)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,872,720 or 21.4% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,794,181.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $62,181,989.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on the Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,329,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 553,137
Citigroup Global Markets, Inc.	2,011,238
Lehman Brothers, Inc.	1,701,817
UBS Securities LLC	2,062,808
$ 6,329,000
$104,650,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 2,418,097
Banc of America Securities LLC	37,057,174
Repurchase Agreement / Counterparty	Value
Bank of America, NA	$ 16,655,967
Bear Stearns & Co., Inc.	2,081,996
Citigroup Global Markets, Inc.	6,566,544
Credit Suisse Securities (USA) LLC	4,163,992
Greenwich Capital Markets, Inc.	2,081,996
HSBC Securities (USA), Inc.	4,163,992
ING Financial Markets LLC	8,327,984
Societe Generale, New York Branch	12,491,975
UBS Securities LLC	4,059,892
WestLB AG	4,580,391
$ 104,650,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 2,629,208

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 71,000,016	$ 25,000,020	$ 43,706,778	0.3%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $110,979,000) - See accompanying schedule: Unaffiliated issuers (cost $2,865,616,464)	$ 2,776,275,771
Fidelity Central Funds (cost $45,994,970)	43,706,778
Total Investments (cost $2,911,611,434)		$ 2,819,982,549
Cash		7,061
Receivable for investments sold		45,003
Receivable for swap agreements		156,537
Interest receivable		13,605,073
Distributions receivable from Fidelity Central Funds		219,718
Total assets		2,834,015,941

Liabilities
Payable for investments purchased	$ 9,720,081
Swap agreements, at value	43,694,190
Payable for daily variation on futures contracts	497,043
Other payables and accrued expenses	15,590
Total liabilities		53,926,904

Net Assets		$ 2,780,089,037
Net Assets consist of:
Paid in capital		$ 2,913,279,600
Net unrealized appreciation (depreciation) on investments		(133,190,563)
Net Assets, for 29,130,204 shares outstanding		$ 2,780,089,037
Net Asset Value, offering price and redemption price per share ($2,780,089,037 ÷ 29,130,204 shares)		$ 95.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period September 25, 2006 (commencement of operations) to August 31, 2007

Investment Income
Interest		$ 115,709,776
Income from Fidelity Central Funds		2,629,208
Total income		118,338,984

Expenses
Custodian fees and expenses	$ 40,965
Independent directors' compensation	6,705
Total expenses before reductions	47,670
Expense reductions	(20,698)	26,972
Net investment income		118,312,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,796,960)
Fidelity Central Funds	(5,026)
Futures contracts	(671,324)
Swap agreements	(2,552,545)
Capital gain distributions from Fidelity Central Funds	9,990
Total net realized gain (loss)		(7,015,865)
Change in net unrealized appreciation (depreciation) on: Investment securities	(79,424,537)
Futures contracts	122,064
Swap agreements	(41,683,742)
Total change in net unrealized appreciation (depreciation)		(120,986,215)
Net gain (loss)		(128,002,080)
Net increase (decrease) in net assets resulting from operations		$ (9,690,068)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period September 25, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 118,312,012
Net realized gain (loss)	(7,015,865)
Change in net unrealized appreciation (depreciation)	(120,986,215)
Net increase (decrease) in net assets resulting from operations	(9,690,068)
Distributions to partners from net investment income	(118,607,719)
Affiliated share transactions Proceeds from sales of shares	1,240,752,589
Contributions in-kind	1,674,163,523
Reinvestment of distributions	25,480,138
Cost of shares redeemed	(32,009,426)
Net increase (decrease) in net assets resulting from share transactions	2,908,386,824
Total increase (decrease) in net assets	2,780,089,037

Net Assets
Beginning of period	-
End of period	$ 2,780,089,037
Other Information Shares
Sold	12,446,121
Issued for in-kind contributions	16,741,635
Issued in reinvestment of distributions	263,929
Redeemed	(321,481)
Net increase (decrease)	29,130,204

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended August 31, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	4.836
Net realized and unrealized gain (loss)	(4.540)
Total from investment operations	.296
Distributions to partners from net investment income	(4.856)
Net asset value, end of period	$ 95.44
Total Return B, C	.23%
Ratios to Average Net Assets E, I
Expenses before reductions	-%A, G
Expenses net of fee waivers, if any	-%A, G
Expenses net of all reductions	-%A, G
Net investment income	5.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,780,089
Portfolio turnover rateF	59%A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period September 25, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity 1-3 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) (formerly of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,394,177
Unrealized depreciation	(95,197,208)
Net unrealized appreciation (depreciation)	$ (90,803,031)
Cost for federal income tax purposes	$ 2,910,785,580

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,574,759,825 and $617,437,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On September 25, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $1,674,163,523 (which included $12,204,348 of unrealized appreciation) in exchange for 16,741,635 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $6,705.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13,993.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Annual Report

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity 1-3 Year Duration Securitized Bond Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 1-3 Year Duration Securitized Bond Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period September 25, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 1-3 Year Duration Securitized Bond Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of 1-3 Year Duration Securitized Bond Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2006

Vice President of 1-3 Year Duration Securitized Bond Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2006

Vice President of 1-3 Year Duration Securitized Bond Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of 1-3 Year Duration Securitized Bond Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of 1-3 Year Duration Securitized Bond Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of 1-3 Year Duration Securitized Bond Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 1-3 Year Duration Securitized Bond Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it initially approved the Advisory Contracts for the fund in July 2006, prior to commencement, and that it will again consider renewal of the Advisory Contracts in June 2008.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

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Fidelity® 2-5 Year Duration
Securitized Bond Central Fund

Annual Report

August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833852.100 474691.1.0

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity 2-5 Year Duration Securitized Bond Central Fund's cumulative total return and show you what would have happened if Fidelity 2-5 Year Duration Securitized Bond Central Fund's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity 2-5 Year Duration Securitized Bond Central Fund on October 30, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® 2-5 Year Duration Securitized Bond Central Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

From its inception on October 30, 2006, through August 31, 2007, the fund returned 2.33%, lagging the 4.68% gain of the Lehman Brothers 1-Year/2-Year/3-Year/5-Year/10-Year Swap Blend Index and the 3.99% advance of the Lehman Brothers U.S. Aggregate Index. Underperformance versus the Swap index stemmed primarily from unfavorable sector selection, led by the fund's sizable exposure to commercial mortgage-backed securities. As a group, these bonds were hurt by concerns about what might have been loose lending standards and potentially rising defaults. The fund also lost ground from its exposure to asset-backed securities. Within the segment, subprime mortgage holdings were hurt the worst as housing market conditions deteriorated. Later, subprimes and other asset-backed securities - including those backed by credit cards and car loans - also were negatively affected as leveraged investors such as hedge funds and real estate investment trusts (REITs) unwound their positions in these groups amid a global flight to quality. Higher-rated subprimes - which we favored - saw an uptick in the final weeks of the period due to supportive actions by the Fed and U.S. Treasury, although those gains weren't enough to offset the substantial losses they sustained earlier. Elsewhere, our exposure to agency securities and collateralized mortgage obligations detracted from the fund's relative return, because they trailed the index as investors repriced risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,002.40	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0013%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of August 31, 2007 *	As of February 28, 2007 **
U.S. Government and U.S. Government Agency Obligations 14.3%	U.S. Government and U.S. Government Agency Obligations 11.0%
AAA 54.8%	AAA 61.0%
AA 14.6%	AA 10.8%
A 9.8%	A 7.9%
BBB 4.5%	BBB 3.9%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 1.0%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	4.6	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	3.5	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	U.S. Government and U.S. Government Agency Obligations 14.3%		U.S. Government and U.S. Government Agency Obligations 11.0%
	Asset-Backed Securities 17.5%		Asset-Backed Securities 19.6%
	CMOs and Other Mortgage Related Securities 67.3%		CMOs and Other Mortgage Related Securities 65.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	2.2%	** Foreign investments	1.4%
* Futures and Swaps	6.6%	** Futures and Swaps	3.9%

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 13.5%
	Principal Amount	Value
Fannie Mae:
4.75% 3/12/10	$ 111,000,000	$ 111,050,838
5.375% 6/12/17	57,000,000	58,095,768
Freddie Mac:
0% 11/13/07	5,000,000	4,953,335
4.25% 7/15/09	2,800,000	2,774,274
4.75% 3/5/12	183,000,000	182,738,662
4.875% 2/9/10	40,000,000	40,122,240
5% 6/11/09	12,615,000	12,656,857
5.25% 5/21/09	37,000,000	37,259,925
5.25% 7/18/11	40,500,000	41,230,904
5.5% 8/23/17	20,000,000	20,617,600
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $507,139,747)		511,500,403
Asset-Backed Securities - 17.5%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,213,089	3,982,026
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M2, 5.825% 5/25/36 (b)	1,550,000	1,107,492
Series 2007-HE1 Class M1, 5.765% 1/25/37 (b)	3,026,000	2,451,998
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,875,203
Series 2006-1:
Class C1, 5.28% 11/6/11	11,535,000	11,370,873
Class D, 5.49% 4/6/12	7,670,000	7,583,195
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	5,763,517
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 5.645% 11/25/36 (b)	6,425,000	6,197,876
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (a)(b)	10,000,000	7,000,000
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	65,300,000	63,749,125
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 5.615% 11/25/36 (b)	3,203,034	3,120,457
Series 2007-HE3 Class 1A1, 5.625% 4/25/37 (b)	2,609,574	2,592,041
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (b)	850,000	719,477
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2007-1 Class C, 5.38% 11/15/12	$ 6,180,000	$ 6,045,257
Series 2007-SN1 Class D, 6.05% 1/17/12	1,845,000	1,847,018
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	4,330,000	4,306,674
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	9,540,000	9,399,736
Series 2004-6 Class B, 4.15% 7/16/12	58,650,000	57,422,848
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	4,924,053
CIT Equipment Collateral Trust Series 2006-VT2:
Class A4, 5.05% 4/20/14	4,535,000	4,547,912
Class B, 5.24% 4/20/14	557,585	558,267
Class C, 5.29% 4/20/14	611,348	612,102
Class D, 5.46% 4/20/14	1,641,630	1,650,401
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC2 Class A2B, 5.48% 9/25/36 (b)	1,775,000	1,668,223
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	42,505,000	42,870,258
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.29% 11/15/12 (a)	13,839,990	13,806,390
Series 2006-D Class A4, 5.115% 8/15/13 (a)	5,324,999	5,313,351
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 5.565% 10/25/36 (b)	1,837,663	1,815,841
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	24,375,000	23,831,438
Class C, 5.074% 6/15/35 (a)	22,127,000	21,766,330
DaimlerChrysler Master Owner Trust Series 2005-A Class A, 5.6613% 4/15/10 (b)	8,665,000	8,665,593
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (a)	14,265,000	14,280,627
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 5.595% 11/25/36 (b)	655,562	652,386
Series 2006-FF18 Class M1, 5.735% 12/25/37 (b)	10,000,000	7,532,450
Series 2006-FF5 Class 2A2, 5.615% 4/25/36 (b)	1,290,000	1,271,054
Series 2007-FF1 Class M1, 5.735% 1/25/38 (b)	1,335,000	1,004,852
Ford Credit Auto Owner Trust Series 2006-C:
Class B, 5.3% 6/15/12	1,395,000	1,359,570
Class C, 5.47% 9/15/12	4,765,000	4,672,597
Fremont Home Loan Trust:
Series 2006-1 Class M1, 5.825% 4/25/36 (b)	1,340,000	1,094,524
Series 2006-3 Class 2A1, 5.575% 2/25/37 (b)	167,006	160,693
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	$ 18,780,912	$ 18,649,592
GE Business Loan Trust Series 2006-2A:
Class A, 5.7913% 11/15/34 (a)(b)	7,990,323	7,960,213
Class B, 5.8913% 11/15/34 (a)(b)	2,889,112	2,870,300
Class C, 5.9913% 11/15/34 (a)(b)	4,792,244	4,687,556
Class D, 6.3613% 11/15/34 (a)(b)	1,823,295	1,721,977
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	4,805,000	4,797,468
Class B, 5.7613% 9/15/17 (b)	6,910,000	6,892,433
Class C, 5.9313% 9/15/17 (b)	1,910,000	1,901,036
GSAMP Trust:
Series 2006-FM3 Class ABS, 5.705% 11/25/36 (b)	7,680,000	7,228,800
Series 2007-FM1 Class M1, 5.775% 12/25/36 (b)	2,640,000	2,028,600
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(b)	3,070,000	3,070,000
Class 1C, 5.6% 7/15/40 (a)(b)	1,735,000	1,735,000
Class 2A, 5.42% 7/15/21 (a)(b)	3,070,000	3,070,000
Class 2B, 5.48% 7/15/40 (a)(b)	2,210,000	2,210,000
Class 2C, 5.75% 7/15/40 (a)(b)	900,000	900,000
Class 2M, 5.55% 7/15/40 (a)(b)	1,840,000	1,840,000
Home Equity Asset Trust:
Series 2006-8 Class 2A1, 5.555% 3/25/37 (b)	209,248	206,829
Series 2007-1 Class M1, 5.745% 5/25/37 (b)	5,105,000	4,208,046
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.655% 12/25/36 (b)	10,000,000	9,503,130
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.4979% 3/27/42 (b)	5,700,000	5,183,438
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	15,140,000	14,531,171
Class C, 4.13% 11/20/37 (a)	43,140,000	39,850,221
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	9,119,900
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 6.055% 6/25/35 (b)	2,905,000	2,649,348
Series 2006-10 Class 2A3, 5.665% 11/25/36 (b)	4,475,000	3,949,188
Series 2006-8 Class 2A1, 5.545% 9/25/36 (b)	1,706,387	1,692,523
Marriott Vacation Club Owner Trust Series 2006-2A:
Class A, 5.362% 10/20/28 (a)	1,453,589	1,420,019
Class B, 5.442% 10/20/28 (a)	245,539	241,968
Class C, 5.691% 10/20/28 (a)	111,311	108,085
Class D, 6.01% 10/20/28 (a)	1,309,539	1,274,538
Merna Reinsurance Ltd. Series 2007-1 Class B, 7.11% 6/30/12 (a)(b)	5,000,000	5,000,000
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1 Class A1A, 5.765% 6/25/35 (b)	$ 2,686,954	$ 2,639,094
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 5.545% 9/25/36 (b)	5,339,353	5,295,138
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 5.605% 4/25/37 (b)	304,491	302,874
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 5.655% 11/25/36 (b)	5,505,000	5,113,628
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (c)	24,925,000	8,525,596
Series 2006-4 Class D, 6.605% 5/25/32 (b)	4,300,000	3,225,000
New Century Home Equity Loan Trust Series 2006-1 Class M2, 5.865% 5/25/36 (b)	1,365,000	1,093,661
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(b)	9,300,000	7,951,928
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	1,016,870	1,014,805
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 5.565% 9/25/37 (b)	2,071,835	2,041,081
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	28,515,000	28,534,610
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 5.735% 12/25/36 (b)	2,970,000	2,418,762
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (a)	500,000	500,355
Securitized Asset Backed Receivables LLC Trust:
Series 2007-HE1 Class M1, 5.755% 12/25/36 (b)	3,420,000	2,505,311
Series 2007-NC1 Class M1, 5.745% 12/25/36 (b)	5,380,000	4,173,460
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.745% 11/25/37 (b)	5,680,000	4,444,515
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 5.675% 1/25/37 (b)	4,445,000	4,133,157
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.805% 4/25/34 (b)	10,910,312	10,620,512
Series 2007-BC1 Class M1, 5.735% 2/25/37 (b)	4,710,000	3,289,163
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.8913% 9/15/11 (b)	5,905,000	5,783,948
Series 2007-AE1:
Class A, 5.7113% 1/15/12 (b)	1,585,000	1,560,433
Class B, 5.9113% 1/15/12 (b)	1,320,000	1,318,892
Class C, 6.2113% 1/15/12 (b)	1,700,000	1,675,520
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.8116% 4/6/42 (a)(b)	1,140,000	1,136,580
Class B, 5.9116% 4/6/42 (a)(b)	7,780,000	7,529,484
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	$ 4,600,000	$ 4,580,798
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.7613% 10/17/11 (b)	5,065,000	5,004,458
Class C, 5.9613% 10/17/11 (b)	4,755,000	4,656,185
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 6.4113% 6/15/20 (b)	3,133,494	3,047,636
TOTAL ASSET-BACKED SECURITIES (Cost $688,723,919)		666,211,688
Collateralized Mortgage Obligations - 7.5%

Private Sponsor - 7.5%
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(b)	7,080,000	7,080,000
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	555,000	522,871
Class C, 5.6984% 4/10/17	1,480,000	1,384,465
Class D, 5.6984% 5/10/17	740,000	686,860
Banc of America Mortgage Securities, Inc.:
Series 2005-E Class 2A7, 4.6045% 6/25/35 (b)	22,460,000	21,806,868
Series 2005-J Class 2A5, 5.0858% 11/25/35 (b)	4,840,000	4,755,185
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4069% 8/25/34 (b)	5,067,146	4,964,854
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (b)	11,171,000	10,417,102
Commercial Mortgage pass thru certificates floater Series 2001-J2A Class A2F, 6.0888% 7/16/34 (a)(b)	10,000,000	10,102,093
Countrywide Home Loans, Inc. 4.4262% 6/20/35 (b)	1,910,000	1,847,108
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (b)	2,064,564	2,028,384
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 5.45% 12/20/54 (b)	4,415,000	4,411,247
Class C1, 5.74% 12/20/54 (b)	2,700,000	2,697,327
Class M1, 5.53% 12/20/54 (b)	1,165,000	1,163,695
GSR Mortgage Loan Trust Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (b)	9,783,481	9,660,123
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.735% 12/25/36 (b)	2,395,000	1,884,154
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (b)	1,760,469	1,754,517
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18: - continued
Class A3, 5.447% 6/12/47 (b)	$ 18,965,000	$ 18,711,920
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.951% 11/25/35 (b)	6,360,000	6,225,547
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (b)	9,131,885	8,991,808
Class 7A3, 5.3007% 7/25/35 (b)	11,850,000	11,672,386
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	4,127,949	4,081,510
MASTR Asset Backed Securities Trust floater Series 2006-WMC4 Class M1, 5.735% 10/25/36 (b)	3,640,000	2,755,163
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 6.1113% 6/15/22 (a)(b)	22,600,000	22,781,530
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (b)	42,815,000	42,254,988
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,358,656	2,285,961
Series 2006-C2 Class H, 6.308% 7/18/33 (a)	1,370,000	1,317,088
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.745% 12/25/36 (b)	10,000,000	7,400,010
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1708% 10/20/35 (b)	5,095,000	5,020,750
WaMu Mortgage pass-thru certificates Series 2006-AR10 Class 1A4, 5.9506% 9/25/36 (b)	10,535,000	10,625,422
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.2401% 4/25/36 (b)	52,545,000	51,579,396
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,178,747)		282,870,332
Commercial Mortgage Securities - 60.6%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1243% 2/14/43 (b)	11,700,000	12,756,795
Class A2, 6.7543% 2/14/43 (b)	7,355,000	7,786,894
Class A3, 6.8043% 2/14/43 (b)	7,940,000	8,551,629
Class PS1, 1.4448% 2/14/43 (b)(c)	73,920,531	2,687,255
Banc of America Commercial Mortgage, Inc. Series 2007-3 Class A3, 5.8379% 6/10/49 (b)	16,700,000	16,694,599
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7223% 5/10/45 (b)	11,675,000	11,775,646
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 7/10/11	$ 9,913,488	$ 9,857,744
Class A2, 5.317% 10/10/11	103,595,000	102,884,649
Class A3, 5.39% 2/10/14	13,945,000	13,772,885
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	19,730,422
Series 2007-2 Class A1, 5.421% 1/10/12	2,666,769	2,667,599
Series 2006-5 Class XP, 0.832% 9/10/47 (c)	176,052,788	4,975,199
Series 2006-6:
Class E, 5.619% 10/10/45 (a)	5,777,000	4,852,132
Class XP, 0.4311% 10/10/45 (b)(c)	64,440,587	1,332,844
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,317,468
Series 2004-2:
Class A2, 3.52% 11/10/38	2,422,568	2,365,180
Class A3, 4.05% 11/10/38	13,527,000	13,088,203
Class A4, 4.153% 11/10/38	12,682,000	12,183,146
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,686,050
Series 2005-1 Class A3, 4.877% 11/10/42	39,390,000	38,967,968
Series 2001-3 Class H, 6.562% 4/11/37 (a)	5,590,000	5,764,251
Series 2001-PB1:
Class J, 7.166% 5/11/35 (a)	2,500,000	2,604,251
Class K, 6.15% 5/11/35 (a)	4,650,000	4,534,937
Series 2005-3 Series A3B, 5.09% 7/10/43 (b)	31,065,000	30,459,754
Series 2005-6 Class A3, 5.181% 9/10/47 (b)	18,000,000	17,784,657
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	5,591,290
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class F, 5.9213% 10/15/19 (a)(b)	7,275,828	7,257,320
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 5.815% 8/25/35 (a)(b)	3,305,474	3,291,992
Series 2005-3A Class A2, 5.905% 11/25/35 (a)(b)	1,149,485	1,146,252
Series 2006-2A Class A1, 5.735% 7/25/36 (a)(b)	15,672,180	15,672,169
Series 2006-4A Class A2, 5.775% 12/25/36 (a)(b)	3,509,649	3,478,526
Series 2007-1:
Class A2, 5.775% 3/25/37 (a)(b)	1,335,976	1,321,573
Class B1, 6.175% 3/25/37 (a)(b)	428,077	393,429
Class B2, 6.655% 3/25/37 (a)(b)	310,473	280,833
Class B3, 8.855% 3/25/37 (a)(b)	879,674	806,964
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M1, 5.775% 3/25/37 (a)(b)	$ 362,219	$ 350,899
Class M2, 5.795% 3/25/37 (a)(b)	268,136	258,835
Class M3, 5.825% 3/27/37 (a)(b)	239,911	231,889
Class M4, 5.875% 3/25/37 (a)(b)	178,757	169,317
Class M5, 5.925% 3/25/37 (a)(b)	301,065	283,895
Class M6, 6.005% 3/25/37 (a)(b)	418,669	391,913
Series 2007-2A:
Class A1, 5.775% 7/25/37 (a)(b)	1,132,291	1,122,206
Class A2, 5.825% 7/25/37 (a)(b)	1,058,123	1,048,699
Class B1, 7.105% 7/25/37 (a)(b)	311,504	298,800
Class B2, 7.755% 7/25/37 (a)(b)	271,948	258,265
Class B3, 8.855% 7/25/37 (a)(b)	306,559	285,818
Class M1, 5.875% 7/25/37 (a)(b)	356,004	345,991
Class M2, 5.915% 7/25/37 (a)(b)	181,958	176,328
Class M3, 5.995% 7/25/37 (a)(b)	182,947	178,001
Class M4, 6.155% 7/25/37 (a)(b)	390,616	374,014
Class M5, 6.255% 7/25/37 (a)(b)	346,115	330,702
Class M6, 6.505% 7/25/37 (a)(b)	435,116	415,944
Series 2007-3:
Class B1, 6.455% 7/25/37 (a)(b)	310,263	305,610
Class B2, 7.105% 7/25/37 (a)(b)	809,594	797,450
Class B3, 9.505% 7/25/37 (a)(b)	416,917	410,663
Class M1, 5.815% 7/25/37 (a)(b)	271,481	269,953
Class M2, 5.845% 7/25/37 (a)(b)	286,024	284,415
Class M3, 5.875% 7/25/37 (a)(b)	470,243	467,010
Class M4, 6.005% 7/25/37 (a)(b)	741,724	735,234
Class M5, 6.105% 7/25/37 (a)(b)	368,438	364,754
Class M6, 6.305% 7/25/37 (a)(b)	281,176	278,365
Series 2007-4A:
Class B1, 8.055% 9/25/37 (a)(b)	393,863	393,863
Class B2, 8.955% 9/25/37 (a)(b)	1,486,934	1,486,934
Class M1, 6.28% 9/25/37 (a)(b)	368,004	368,004
Class M2, 6.555% 9/25/37 (a)(b)	368,004	368,004
Class M4, 7.105% 9/25/37 (a)(b)	969,740	969,740
Class M5, 7.255% 9/25/37 (a)(b)	969,740	969,740
Class M6, 7.455% 9/25/37 (a)(b)	974,713	974,713
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(c)	45,634,418	2,085,634
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(b)	700,000	696,500
Class E, 5.9113% 3/15/22 (a)(b)	3,645,000	3,619,941
Class F, 5.9613% 5/15/22 (a)(b)	2,240,000	2,217,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class G, 6.0113% 3/15/22 (a)(b)	$ 575,000	$ 568,531
Class H, 6.1613% 3/15/22 (a)(b)	700,000	691,250
Class J, 6.3113% 3/15/22 (a)(b)	700,000	690,375
Class MS-6, 6.5113% 3/15/22 (a)(b)	1,400,000	1,365,000
Class MS5, 6.2613% 3/15/22 (a)(b)	2,515,000	2,461,556
Class X-1M, 1.12% 3/15/22 (a)(c)	78,110,673	732,288
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (b)	12,365,493	12,202,111
Series 2007-T26 Class A1, 5.145% 1/12/45 (b)	4,862,781	4,827,097
Series 2007-T26 Class X2, 0.1425% 1/12/45 (a)(b)(c)	150,388,000	1,292,404
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	8,890,546	8,783,870
Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	9,265,000	9,239,292
Series 2003-PWR2 Class X2, 0.519% 5/11/39 (a)(b)(c)	111,503,720	1,713,511
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	15,915,000	15,908,978
Class D, 4.986% 5/14/16 (a)	6,265,000	6,272,638
Class E, 5.064% 5/14/16 (a)	19,465,000	19,513,483
Class F, 5.182% 5/14/16 (a)	4,675,000	4,695,637
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	35,090,540
Series 2006-T22 Class A1, 5.415% 4/12/38 (b)	3,129,252	3,127,662
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,318,703	2,296,578
Class X2, 0.3784% 2/11/44 (a)(b)(c)	164,865,000	3,196,699
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	1,600,000	1,532,500
Class C, 5.713% 6/11/40 (a)	1,335,000	1,264,913
Class D, 5.713% 6/11/40 (a)	1,335,000	1,251,354
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.6563% 12/1/38 (a)(b)(c)	163,015,000	5,058,975
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (a)	11,750,000	12,242,031
Class XCL, 0.973% 5/15/35 (a)(b)(c)	192,278,806	9,577,465
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,192,972
Class F, 7.734% 1/15/32	2,170,000	2,269,015
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.: - continued
Series 2001-245 Class A2, 6.275% 2/12/16 (a)(b)	$ 10,165,000	$ 10,446,334
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,847,308	4,991,616
Citigroup Commercial Mortgage Trust Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (a)	17,000,000	16,447,798
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,730,715	3,686,158
Class A3, 5.293% 12/11/49	9,735,000	9,541,619
Class C, 5.476% 12/11/49	18,828,000	17,249,897
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (b)	2,072,020	2,049,135
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	27,344,916
COMM Series 2006-C8:
Class A3, 5.31% 12/10/46	28,495,000	28,023,755
Class B, 5.44% 12/10/46	17,318,000	16,026,294
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (b)	11,230,603	11,534,338
Commercial Mortgage pass-thru certificates:
floater Series 2007-FL14:
Class F, 6.1113% 6/15/22 (a)(b)	3,170,812	3,154,958
Class G, 6.1613% 6/15/22 (a)(b)	876,928	872,543
Class H, 6.3113% 6/15/22 (a)(b)	876,928	872,543
Class MLK1, 6.4113% 6/15/22 (a)(b)	2,420,000	2,407,900
Class MLK2, 6.6113% 6/15/22 (a)(b)	1,345,000	1,338,275
Class MLK3, 6.8113% 6/15/22 (a)(b)	1,610,000	1,601,950
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (b)	940,000	931,293
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	16,924,615
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	19,120,696
Series 2007-C3 Class A1, 5.664% 6/15/39 (b)	1,587,565	1,589,897
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	56,318,206
Series 2007-C2 Class A1, 5.269% 1/15/49	1,383,956	1,377,424
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 7.1113% 7/15/19 (a)(b)	3,043,368	2,990,109
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
floater:
Series 2006-TF2A:
Class SHDC, 6.6113% 7/15/19 (a)(b)	$ 1,452,612	$ 1,430,321
Series 2006-TFL2:
Class A2, 5.7813% 10/15/21 (a)(b)	20,000,000	19,989,058
Class SHDD, 6.9613% 7/15/19 (a)(b)	816,309	808,146
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	24,869,590	25,532,670
Series 2000-C1 Class A2, 7.545% 4/15/62	23,400,000	24,310,667
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,826,702
Class A4, 4.75% 1/15/37	4,655,000	4,456,330
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,829,639
Series 1999-C1 Class E, 7.8864% 9/15/41 (b)	10,335,000	10,615,917
Series 2001-CK6 Class AX, 0.645% 9/15/18 (c)	30,762,558	803,346
Series 2001-CKN5 Class AX, 0.7664% 9/15/34 (a)(b)(c)	100,746,308	5,074,924
Series 2006-C1 Class A3, 5.5548% 2/15/39 (b)	52,800,000	52,853,793
Series 2006-OMA:
Class H, 5.805% 5/15/23 (b)	2,825,000	2,312,664
Class J, 5.805% 5/15/23 (a)(b)	4,770,000	3,810,419
Credit Suisse Mortgage Capital Certificates:
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,688,394	1,679,180
Series 2007-C1:
Class ASP, 0.4263% 2/15/40 (b)(c)	213,720,000	4,697,822
Class B, 5.487% 2/15/40 (a)(b)	15,286,000	14,135,114
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.8913% 4/15/21 (a)(b)	1,690,000	1,688,659
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42,788,230	44,770,737
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	3,608,422
Class G, 6.936% 3/15/33 (a)	6,580,000	6,642,822
GE Capital Commercial Mortgage Corp.:
Series 2001-1 Class X1, 0.4254% 5/15/33 (a)(b)(c)	106,877,897	3,185,506
Series 2005-C1 Class B, 4.846% 6/10/48 (b)	2,855,000	2,589,414
Series 2007-C1 Class XP, 0.2519% 12/10/49 (b)(c)	134,435,000	1,653,537
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	32,548,362	31,615,663
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	18,957,653
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7376% 5/10/43 (b)(c)	$ 84,604,547	$ 1,787,119
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,300,707
Series 2007-GG9 Class A1, 5.233% 3/10/39	2,029,361	2,019,241
Series 2005-GG3 Class XP, 0.7862% 8/10/42 (a)(b)(c)	352,683,413	8,250,394
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	26,858,947
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.65% 3/1/20 (a)(b)	5,845,000	5,728,100
Class D, 5.7% 3/1/20 (a)(b)	15,580,000	15,268,400
Class E, 5.77% 3/1/20 (a)(b)	965,000	945,700
Class F, 5.81% 3/1/20 (a)(b)	480,000	470,400
Class G, 5.85% 3/1/20 (a)(b)	240,000	235,200
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	15,710,000	16,551,611
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,945,000	5,228,346
Series 2005-GG4 Class XP, 0.6968% 7/10/39 (a)(b)(c)	272,255,578	7,021,009
Series 2006-GG6 Class A2, 5.506% 4/10/38 (b)	83,640,000	83,865,836
GS Mortgage Securities Trust:
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	5,719,789
Series 2007-GG10 Class A1, 5.69% 8/10/45	2,255,680	2,269,057
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	872,688	886,526
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	18,755,000	19,932,979
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (a)	2,420,000	2,539,337
Series 1999-HMTA Class F, 8.31% 8/3/15 (a)	5,400,000	5,695,613
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (a)	4,123,000	4,176,209
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,190,132
Series 2006-CB14 Class A3B, 5.4219% 12/12/44 (b)	29,740,000	29,637,275
Series 2006-CB15 Class A3, 5.819% 6/12/43 (b)	15,056,000	15,186,081
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (b)	4,750,000	4,600,088
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.3641% 1/12/43 (a)(b)	$ 5,060,000	$ 4,440,140
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,831,698
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	812,387
Class C, 5.7462% 2/12/49	2,235,000	2,107,896
Class D, 5.7462% 2/12/49	2,350,000	2,200,564
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,549,679	1,538,290
Class BS, 5.437% 1/15/49 (b)	1,910,000	1,802,744
Class CS, 5.466% 1/15/49 (b)	825,000	776,669
Class ES, 5.5458% 1/15/49 (a)(b)	5,170,000	4,702,301
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.7413% 11/15/18 (a)(b)	2,340,000	2,338,584
Class B, 5.7813% 11/15/18 (a)(b)	1,370,795	1,369,289
Class C, 5.8213% 11/15/18 (a)(b)	975,513	973,530
Class D, 5.8413% 11/15/18 (a)(b)	344,512	343,684
Class E, 5.8913% 11/15/18 (a)(b)	514,955	513,240
Class F, 5.9413% 11/15/18 (a)(b)	772,432	769,147
Class G, 5.9713% 11/15/18 (a)(b)	670,892	661,879
Class H, 6.1113% 11/15/18 (a)(b)	514,955	502,701
LB Commercial Mortgage Trust Series 2007-C3:
Class F, 6.1339% 7/15/44 (b)	1,985,000	1,899,397
Class G, 6.1339% 7/15/44 (a)(b)	3,505,000	3,176,132
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	20,160,426	21,140,074
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,994,288
Series 2001-C3 Class A1, 6.058% 6/15/20	2,317,415	2,338,362
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,275,074
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,756,117
Series 2006-C3 Class A1, 5.478% 3/15/39	1,874,043	1,876,338
Series 2006-C6 Class A1, 5.23% 9/15/39	1,856,386	1,849,863
Series 2006-C7 Class A1, 5.279% 11/15/38	914,053	912,768
Series 2007-C1 Class A1, 5.391% 2/15/40 (b)	1,396,047	1,395,281
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	714,043
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	20,012,266
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	11,305,938
Series 2003-C3 Class XCP, 1.179% 3/11/37 (a)(b)(c)	66,557,852	1,307,982
Series 2004-C4 Class A2, 4.567% 6/15/29 (b)	3,335,000	3,295,091
Series 2005-C3 Class XCP, 0.7387% 7/15/40 (b)(c)	42,718,480	1,178,940
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (b)(c)	67,183,000	2,041,759
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class C, 5.533% 2/15/40 (b)	$ 22,000,000	$ 20,320,386
Class D, 5.563% 2/15/40 (b)	4,000,000	3,677,155
Class E, 5.582% 2/15/40 (b)	2,000,000	1,803,133
Class XCP, 0.4593% 2/15/40 (b)(c)	26,180,000	672,192
Series 2007-C2:
Class A1, 5.226% 2/15/40	1,130,416	1,126,151
Class XCP, 0.5106% 2/17/40 (b)(c)	123,190,000	3,509,240
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (a)	2,860,000	2,966,691
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	18,924,255
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,350,862
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,727,835
Series 2007-C1 Class A1, 4.533% 7/12/40	6,621,000	6,536,682
Series 2005-CKI1 Class A3, 5.2439% 11/12/37 (b)	16,420,000	16,252,127
Series 2005-LC1 Class F, 5.5553% 1/12/44 (a)(b)	8,700,000	7,575,416
Series 2007-C1 Class A4, 6.022% 7/12/40 (b)	15,000,000	15,196,331
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,609,071
Merrill Lynch/Countrywide Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 5.6613% 12/12/49 (b)	4,660,000	4,650,995
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (b)	8,595,000	8,366,139
Series 2007-5:
Class A1, 4.275% 12/12/11	1,233,212	1,203,861
Class B, 5.479% 2/12/17	30,000,000	27,544,770
Series 2006-4 Class XP, 0.6718% 12/12/49 (b)(c)	198,852,960	6,385,487
ML-CFC Commercial Mortgage Trust:
Series 2007-6:
Class A1, 5.175% 3/12/51	1,405,991	1,396,846
Class B, 5.635% 3/12/51 (b)	10,000,000	9,294,920
Series 2007-7 Class B, 5.75% 6/25/50	870,000	819,057
Morgan Stanley Capital I Trust Series 2006-HQ8 Class A3, 5.4409% 3/12/16 (b)	15,510,000	15,494,758
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 6.111% 7/17/17 (a)(b)	3,366,714	3,349,881
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 6.3013% 10/15/20 (a)(b)	$ 1,236,891	$ 1,212,153
Class MJPM, 6.6113% 10/15/20 (a)(b)	430,966	422,346
Class MSTR, 6.3113% 10/15/20 (a)(b)	675,000	661,500
Class NHRO, 6.5013% 10/15/20 (a)(b)	1,903,260	1,865,195
Class NSTR, 6.4613% 10/15/20 (a)(b)	615,000	602,700
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,842,283	4,809,237
Series 2006-T23 Class A1, 5.682% 8/12/41	14,028,279	14,130,175
Series 2007-HQ11:
Class A1, 5.246% 2/20/44 (b)	2,144,587	2,134,226
Class A31, 5.439% 2/20/44 (b)	5,065,000	4,983,682
Series 2007-IQ13 Class A1, 5.05% 3/15/44	2,143,473	2,118,501
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,543,976	4,531,264
Series 2007-IQ15 Class A1, 5.519% 6/1/49	21,700,000	21,882,280
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,750,065
Series 2006-HQ9 Class B, 5.832% 7/12/44 (b)	14,840,000	14,174,557
Series 2006-T23 Class A3, 5.8068% 8/12/41 (b)	5,105,000	5,174,131
Series 2007-HQ11 Class B, 5.538% 2/20/44 (b)	18,133,000	16,842,135
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (b)	2,527,685	2,525,031
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,459,000	2,323,521
Series 2007-XLC1:
Class C, 6.211% 7/17/17 (a)(b)	4,644,591	4,621,368
Class D, 6.311% 7/17/17 (a)(b)	2,187,136	2,165,264
Class E, 6.411% 7/17/17 (a)(b)	1,774,283	1,756,540
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.9313% 7/15/19 (a)(b)	2,320,000	2,316,266
sequential payer:
Series 2003-IQ5 Class X2, 0.906% 4/15/38 (a)(b)(c)	46,260,218	1,133,149
Series 2004-HQ3 Class A2, 4.05% 1/13/41	5,025,000	4,893,974
Series 2003-IQ6 Class X2, 0.5905% 12/15/41 (a)(b)(c)	86,604,525	1,721,464
Series 2005-IQ9 Class X2, 1.0449% 7/15/56 (a)(b)(c)	154,008,358	5,546,842
Series 2006-IQ11 Class A3, 5.7381% 10/15/42 (b)	16,595,000	16,716,233
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	987,613	1,001,013
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	19,855,526
Commercial Mortgage Securities - continued
	Principal Amount	Value
SBA CMBS Trust Series 2006-1A:
Class B, 5.451% 11/15/36 (a)	$ 640,000	$ 635,600
Class C, 5.559% 11/15/36 (a)	955,000	944,485
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	2,213,533	2,311,832
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	8,500,000	8,903,947
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 5.8913% 9/15/21 (a)(b)	1,985,000	1,980,230
Series 2007-WHL8:
Class AP1, 6.3113% 6/15/20 (b)	305,000	298,581
Class AP2, 6.4113% 6/15/20 (b)	530,000	515,478
Class F, 6.0913% 6/15/20 (b)	4,599,000	4,560,433
Class LXR1, 6.3113% 6/15/20 (b)	1,228,057	1,212,077
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	7,965,031
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	30,763,523	30,007,651
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,509,708
Series 2005-C16 Class A2, 4.38% 10/15/41	7,467,579	7,312,576
Series 2006-C24 Class A2, 5.506% 3/15/45	10,503,328	10,519,155
Series 2006-C27 Class A2, 5.624% 7/15/45	33,000,000	33,148,827
Series 2006-C29 Class A3, 5.319% 11/15/48	26,560,000	26,088,533
Series 2007-C30:
Class A1, 5.031% 12/15/43	2,097,343	2,076,001
Class A3, 5.246% 12/15/43	8,585,000	8,467,188
Class A5, 5.342% 12/15/43	10,000,000	9,712,021
Series 2007-C31 Class A1, 5.14% 4/15/47	1,779,801	1,764,192
Series 2003-C6 Class G, 5.125% 8/15/35 (a)	4,750,000	4,268,301
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(b)	7,690,000	7,159,471
Class 180B, 5.3979% 10/15/41 (a)(b)	3,500,000	3,307,242
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	9,009,964
Series 2005-C22:
Class B, 5.3559% 12/15/44 (b)	22,174,000	20,761,490
Class F, 5.3559% 12/15/44 (a)(b)	16,676,000	14,888,575
Series 2006-C25 Class AM, 5.7567% 5/15/43 (b)	8,725,000	8,663,851
Series 2007-C30:
Class C, 5.483% 12/15/43 (b)	30,000,000	27,537,198
Class D, 5.513% 12/15/43 (b)	16,000,000	14,578,843
Class XP, 0.4376% 12/15/43 (a)(b)(c)	130,505,000	3,113,379
Series 2007-C31 Class C, 5.6917% 4/15/47 (b)	2,748,000	2,602,612
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-C32:
Class D, 5.741% 6/15/49 (b)	$ 7,515,000	$ 6,967,613
Class E, 5.741% 6/15/49 (b)	11,844,000	10,855,494
Wachovia Bank Commercial Mortgage Trust pass-thru certificates Series 2007-C33 Class B, 6.1% 2/15/51 (b)	16,815,000	16,009,400
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,354,359,640)		2,302,488,377
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $24,742,000)	$ 24,756,771	24,742,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,865,144,053)		3,787,812,800
NET OTHER ASSETS - 0.2%		9,480,668
NET ASSETS - 100%		$ 3,797,293,468
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.1985% with Goldman Sachs	April 2017	$ 70,000,000	$ (808,297)
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	120,000,000	1,783,200
TOTAL INTEREST RATE SWAPS		190,000,000	974,903
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	(176,136)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	20,000,000	267,124
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	Feb. 2008	20,000,000	267,985
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	40,000,000	527,359
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	35,000,000	297,501
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	30,000,000	256,292
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	$ 10,000,000	$ (1,096,364)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	15,000,000	(1,643,900)
TOTAL TOTAL RETURN SWAPS		200,000,000	(1,300,139)
		$ 390,000,000	$ (325,236)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $785,669,025 or 20.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,742,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 571,701
Banc of America Securities LLC	8,761,287
Bank of America, NA	3,937,907
Bear Stearns & Co., Inc.	492,238
Citigroup Global Markets, Inc.	1,552,503
Credit Suisse Securities (USA) LLC	984,477
Greenwich Capital Markets, Inc.	492,238
HSBC Securities (USA), Inc.	984,477
ING Financial Markets LLC	1,968,953
Societe Generale, New York Branch	2,953,430
UBS Securities LLC	959,865
WestLB AG	1,082,924
$ 24,742,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $24,742,000) - See accompanying schedule: Unaffiliated issuers (cost $3,865,144,053)		$ 3,787,812,800
Cash		60,035
Interest receivable		22,670,361
Total assets		3,810,543,196

Liabilities
Payable for investments purchased	$ 12,909,910
Swap agreements, at value	325,236
Other payables and accrued expenses	14,582
Total liabilities		13,249,728

Net Assets		$ 3,797,293,468
Net Assets consist of:
Paid in capital		$ 3,874,949,957
Net unrealized appreciation (depreciation) on investments		(77,656,489)
Net Assets, for 38,831,788 shares outstanding		$ 3,797,293,468
Net Asset Value, offering price and redemption price per share ($3,797,293,468 ÷ 38,831,788 shares)		$ 97.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period October 30, 2006 (commencement of operations) to August 31, 2007

Investment Income
Interest		$ 144,903,020

Expenses
Custodian fees and expenses	$ 35,035
Independent directors' compensation	7,930
Total expenses before reductions	42,965
Expense reductions	(22,889)	20,076
Net investment income		144,882,944
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,136
Swap agreements	(8,552,173)
Total net realized gain (loss)		(8,411,037)
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,686,992)
Swap agreements	(325,236)
Total change in net unrealized appreciation (depreciation)		(69,012,228)
Net gain (loss)		(77,423,265)
Net increase (decrease) in net assets resulting from operations		$ 67,459,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period October 30, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 144,882,944
Net realized gain (loss)	(8,411,037)
Change in net unrealized appreciation (depreciation)	(69,012,228)
Net increase (decrease) in net assets resulting from operations	67,459,679
Distributions to partners from net investment income	(144,582,741)
Affiliated share transactions Proceeds from sales of shares	1,514,818,583
Contributions in-kind	2,329,097,566
Reinvestment of distributions	32,504,849
Cost of shares redeemed	(2,004,468)
Net increase (decrease) in net assets resulting from share transactions	3,874,416,530
Total increase (decrease) in net assets	3,797,293,468

Net Assets
Beginning of period	-
End of period	$ 3,797,293,468
Other Information Shares
Sold	15,229,677
Issued for in-kind contributions	23,290,976
Issued in reinvestment of distributions	331,487
Redeemed	(20,352)
Net increase (decrease)	38,831,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended August 31, 2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	4.528
Net realized and unrealized gain (loss)	(2.219)
Total from investment operations	2.309
Distributions to partners from net investment income	(4.519)
Net asset value, end of period	$ 97.79
Total Return B, C	2.33%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E
Expenses net of fee waivers, if any	-% A, E
Expenses net of all reductions	-% A, E
Net investment income	5.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,797,293
Portfolio turnover rate	40% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period October 30, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity 2-5 Year Duration Securitized Bond Central Fund is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) (formerly of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,504,110
Unrealized depreciation	(91,384,568)
Net unrealized appreciation (depreciation)	$ (76,880,458)
Cost for federal income tax purposes	$ 3,864,693,258

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,560,961,482 and $274,048,048, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind. On October 30, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $2,329,097,566 (which included $8,644,261 of unrealized depreciation) in exchange for 23,290,976 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $7,930.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14,959.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity 2-5 Year Duration Securitized Bond Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 2-5 Year Duration Securitized Bond Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period October 30, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 2-5 Year Duration Securitized Bond Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of 2-5 Year Duration Securitized Bond Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2006

Vice President of 2-5 Year Duration Securitized Bond Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present) and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2006

Vice President of 2-5 Year Duration Securitized Bond Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of 2-5 Year Duration Securitized Bond Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of 2-5 Year Duration Securitized Bond Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of 2-5 Year Duration Securitized Bond Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 2-5 Year Duration Securitized Bond Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it initially approved the Advisory Contracts for the fund in July 2006, prior to commencement, and that it will again consider renewal of the Advisory Contracts in June 2008.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

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Fidelity® Corporate Bond 1-5 Year Central Fund

Annual Report

August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833856.100 474688.1.0

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Corporate Bond 1-5 Year Central Fund's cumulative total return and show you what would have happened if Fidelity Corporate Bond 1-5 Year Central Fund's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-5 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Credit 1-5 Year Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Brian Miron, Lead Portfolio Manager of Fidelity® Corporate Bond 1-5 Year Central Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007, while Treasuries benefited from a flight to quality. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier bonds. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

From its inception on November 6, 2006, through August 31, 2007, the fund returned 3.37%, while the Lehman Brothers Credit 1-5 Year Index returned 4.11%. Despite tight yield spreads, the market environment was supportive for corporate bonds early in the period. However, as the period progressed, the environment became more challenging due to accelerating leveraged-buyout (LBO) activity followed by the spreading subprime contagion. Thus, while the fund had decent sector and security selection overall, its relative underperformance resulted in part from its holdings in Fidelity Ultra-Short Central Fund, which is a diversified pool of short-term assets, and from a flattening of the corporate yield curve, which negatively impacted shorter-dated corporate bonds. Fidelity Ultra-Short Central Fund suffered from exposure to subprime mortgage bonds while short-term corporate bonds were hurt by the spread of the subprime contagion. Early on, we reduced the fund's beta - its exposure to market volatility - and structured the portfolio to try to mitigate the negative impact of LBO activity. We did this by favoring sectors such as utilities and communications companies, where LBO risk was lower, and real estate investment trusts, which benefit from protective legal features. As the subprime crisis unfolded and its effects spread across the financial and housing sectors, our underweighted positions in banks, financial companies with large mortgage-lending operations, and home construction-related sectors contributed to results. However, adverse security selection on the LBO front, and among certain finance-related companies, hampered performance. Also, interest rate swap contracts, which we used to manage the fund's yield-curve positioning, detracted from relative results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,008.90	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0017%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2007*	As of February 28, 2007**
U.S. Government and U.S. Government Agency Obligations 7.5%	U.S. Government and U.S. Government Agency Obligations 6.1%
AAA 2.1%	AAA 5.9%
AA 17.0%	AA 15.0%
A 15.2%	A 18.4%
BBB 50.6%	BBB 47.3%
BB and Below 3.0%	BB and Below 1.8%
Not Rated 1.6%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	3.1	3.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	2.7	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007*		As of February 28, 2007**
	Corporate Bonds 85.5%		Corporate Bonds 82.2%
	U.S. Government and U.S. Government Agency Obligations 7.5%		U.S. Government and U.S. Government Agency Obligations 6.1%
	Asset-Backed Securities 2.1%		Asset-Backed Securities 4.7%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 2.6%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	13.5%	** Foreign investments	17.0%
* Futures and Swaps	12.7%	** Futures and Swaps	4.2%

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 2.6%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,010,000	$ 2,965,449
5.71% 3/13/09 (c)	6,090,000	6,040,671
5.75% 9/8/11	8,705,000	8,763,628
5.79% 3/13/09 (c)	1,100,000	1,093,400
5.875% 3/15/11	5,050,000	5,097,748
		23,960,896
Media - 2.8%
AOL Time Warner, Inc. 6.75% 4/15/11	5,000,000	5,196,860
Comcast Corp. 5.85% 1/15/10	6,275,000	6,375,362
Cox Communications, Inc. 4.625% 1/15/10	9,500,000	9,349,207
Time Warner Cable, Inc. 5.4% 7/2/12 (b)	5,000,000	4,941,435
		25,862,864
Multiline Retail - 0.7%
Federated Department Stores, Inc. 6.3% 4/1/09	6,382,000	6,422,411
TOTAL CONSUMER DISCRETIONARY		56,246,171
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.1%
CVS Caremark Corp.:
5.66% 6/1/10 (c)	3,380,000	3,365,354
6.302% 6/1/37 (c)	7,245,000	6,998,272
		10,363,626
Food Products - 0.8%
Kraft Foods, Inc.:
5.625% 11/1/11	5,635,000	5,658,306
6% 2/11/13	1,645,000	1,678,190
		7,336,496
Tobacco - 0.8%
Reynolds American, Inc. 6.06% 6/15/11 (c)	7,000,000	6,982,500
TOTAL CONSUMER STAPLES		24,682,622
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp. 3.25% 5/1/08	2,400,000	2,360,153
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	12,390,000	12,261,578
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	1,182,983	1,176,346
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 5,059,000	$ 5,010,297
7.5% 10/1/09	680,000	710,106
Duke Energy Field Services:
6.875% 2/1/11	3,074,000	3,197,636
7.875% 8/16/10	1,580,000	1,682,507
EnCana Corp. 6.3% 11/1/11	12,000,000	12,339,392
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,938,870
Gazstream SA 5.625% 7/22/13 (b)	2,695,866	2,635,209
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	6,220,000	6,270,251
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	9,518,000	9,208,665
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,029,430
Pemex Project Funding Master Trust 8% 11/15/11	5,000,000	5,440,000
Plains All American Pipeline LP 7.75% 10/15/12	4,200,000	4,575,858
Premcor Refining Group, Inc. 9.5% 2/1/13	1,475,000	1,557,301
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	1,332,892
XTO Energy, Inc. 5.9% 8/1/12	4,473,000	4,542,756
		84,269,247
FINANCIALS - 39.5%
Capital Markets - 10.1%
Bank of New York Co., Inc. 3.4% 3/15/13 (c)	7,500,000	7,430,168
Bear Stearns Companies, Inc.:
4.245% 1/7/10	1,845,000	1,766,327
5.85% 7/19/10	6,105,000	6,064,658
6.9% 8/15/12	2,970,000	2,990,140
Goldman Sachs Group, Inc. 6.6% 1/15/12	11,075,000	11,421,061
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	5,860,821
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (c)	9,970,000	9,788,018
Lehman Brothers Holdings, Inc. 6% 7/19/12	1,570,000	1,568,135
Morgan Stanley:
5.66% 1/9/14 (c)	3,250,000	3,149,387
6.6% 4/1/12	20,435,000	21,174,706
Nuveen Investments, Inc. 5% 9/15/10	11,055,000	10,383,917
Sanwa Bank Ltd. 7.4% 6/15/11	11,277,000	12,100,898
		93,698,236
Commercial Banks - 3.8%
DBS Bank Ltd. (Singapore) 5.75% 5/16/17 (b)(c)	3,675,000	3,604,514
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
4.5% 3/10/10	$ 2,695,000	$ 2,652,424
5.4975% 1/31/12 (c)	3,515,000	3,458,700
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	4,820,000	4,900,639
Wells Fargo & Co. 4.2% 1/15/10	14,500,000	14,179,594
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	1,545,000	1,602,024
7.55% 6/21/10	5,100,000	5,402,573
		35,800,468
Consumer Finance - 5.8%
Capital One Financial Corp. 5.7% 9/15/11	6,240,000	6,144,091
Discover Financial Services 5.89% 6/11/10 (b)(c)	3,005,000	3,006,109
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,905,683
HSBC Finance Corp.:
5.25% 1/14/11	4,505,000	4,460,022
5.7% 6/1/11	4,495,000	4,515,520
5.9% 6/19/12	3,025,000	3,066,083
6.75% 5/15/11	3,055,000	3,169,727
Nelnet, Inc.:
5.125% 6/1/10	500,000	494,194
7.4% 9/29/36 (c)	7,760,000	7,533,804
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	6,240,000	6,150,905
ORIX Corp. 5.48% 11/22/11	4,555,000	4,590,479
SLM Corp.:
4.5% 7/26/10	3,635,000	3,364,302
5.5% 7/27/09 (c)	435,000	417,351
5.52% 7/26/10 (c)	1,661,000	1,565,200
5.6213% 4/14/08 (c)	2,000,000	1,970,000
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	866,487	902,422
		54,255,892
Diversified Financial Services - 10.3%
BTM Curacao Holding NV 5.68% 12/19/16 (b)(c)	750,000	747,783
Citigroup, Inc. 5.125% 2/14/11	29,960,000	29,918,535
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	5,000,000	4,811,987
International Lease Finance Corp. 5.4% 2/15/12	6,000,000	5,889,519
JPMorgan Chase & Co.:
4.6% 1/17/11	5,000,000	4,862,060
4.891% 9/1/15 (c)	5,380,000	5,343,454
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 6/1/11	$ 10,000,000	$ 10,087,730
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	8,700,000	8,548,690
5.5% 1/15/14 (b)	1,080,000	1,049,162
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	3,100,000	3,022,565
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	17,990,000	17,455,744
ZFS Finance USA Trust IV 5.88% 5/9/32 (b)(c)	3,845,000	3,620,066
		95,357,295
Real Estate Investment Trusts - 4.5%
Archstone-Smith Operating Trust 5.25% 12/1/10	4,790,000	4,769,954
Brandywine Operating Partnership LP:
4.5% 11/1/09	5,000,000	4,865,353
5.625% 12/15/10	4,753,000	4,719,812
Camden Property Trust 4.375% 1/15/10	985,000	960,744
Colonial Properties Trust 4.75% 2/1/10	6,216,000	6,094,472
Developers Diversified Realty Corp. 4.625% 8/1/10	2,250,000	2,208,933
Duke Realty LP:
4.625% 5/15/13	430,000	407,518
5.25% 1/15/10	2,000,000	1,992,974
5.625% 8/15/11	1,000,000	994,634
6.75% 5/30/08	2,195,000	2,200,114
Federal Realty Investment Trust 5.4% 12/1/13	640,000	623,836
iStar Financial, Inc. 5.8% 3/15/11	5,095,000	5,028,841
Mack-Cali Realty LP 5.05% 4/15/10	5,219,000	5,185,750
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	355,887
Simon Property Group LP 4.6% 6/15/10	1,325,000	1,294,591
		41,703,413
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	667,769
Thrifts & Mortgage Finance - 4.9%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (b)	3,500,000	3,055,636
6.03% 5/10/10 (b)(c)	3,500,000	3,256,253
Countrywide Financial Corp. 4.5% 6/15/10	2,985,000	2,778,778
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,005,000	2,822,993
Independence Community Bank Corp.:
3.75% 4/1/14 (c)	7,640,000	7,462,660
4.9% 9/23/10	11,200,000	11,072,365
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp. 8.69% 4/17/09 (b)(c)	$ 7,660,000	$ 4,213,000
Residential Capital LLC 6.5% 6/1/12	3,750,000	2,850,000
Washington Mutual Bank 5.55% 6/16/10	7,750,000	7,647,599
		45,159,284
TOTAL FINANCIALS		366,642,357
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,335,830
Airlines - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	814,422	816,458
6.978% 10/1/12	2,537,450	2,569,930
7.024% 4/15/11	4,465,000	4,533,761
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,174,411
6.648% 3/15/19	6,887,806	6,950,485
6.795% 2/2/20	2,159,713	2,040,928
7.056% 3/15/11	705,000	705,345
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,100,000	1,113,750
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	2,069,242	2,066,655
		27,971,723
Building Products - 0.2%
Masco Corp. 5.64% 3/12/10 (c)	1,550,000	1,527,272
Commercial Services & Supplies - 1.8%
International Lease Financial Corp. 4.75% 7/1/09	17,245,000	16,957,560
Industrial Conglomerates - 0.9%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	6,660,000	6,657,263
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	1,225,000	1,276,640
		7,933,903
TOTAL INDUSTRIALS		55,726,288
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.7%
Office Electronics - 0.5%
Xerox Corp. 5.5% 5/15/12	$ 4,255,000	$ 4,206,425
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 6.15% 6/15/12	2,275,000	2,316,100
TOTAL INFORMATION TECHNOLOGY		6,522,525
MATERIALS - 1.4%
Containers & Packaging - 0.6%
Pactiv Corp. 5.875% 7/15/12	5,300,000	5,396,524
Metals & Mining - 0.8%
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,254,875
United States Steel Corp. 5.65% 6/1/13	2,270,000	2,230,280
		7,485,155
TOTAL MATERIALS		12,881,679
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,568,394
British Telecommunications PLC 8.625% 12/15/10	4,197,000	4,635,587
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,100,731
Sprint Capital Corp. 7.625% 1/30/11	6,006,000	6,379,417
Telecom Italia Capital SA 4.875% 10/1/10	8,035,000	7,892,829
Telefonica Emisiones SAU 5.69% 2/4/13 (c)	9,630,000	9,443,929
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	981,090
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,140,014
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,474,642
		50,616,633
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC 5.5% 6/15/11	8,385,000	8,381,688
TOTAL TELECOMMUNICATION SERVICES		58,998,321
UTILITIES - 12.9%
Electric Utilities - 6.7%
Appalachian Power Co. 5.65% 8/15/12	5,000,000	5,047,140
Commonwealth Edison Co.:
3.7% 2/1/08	785,000	775,188
5.4% 12/15/11	7,111,000	7,067,850
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp. 7.75% 12/15/09 (b)	$ 12,500,000	$ 13,045,750
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,005,773
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,353,063
Oncor Electric Delivery Co. 6.375% 5/1/12	5,150,000	5,309,120
Pepco Holdings, Inc. 4% 5/15/10	9,275,000	8,973,831
Progress Energy, Inc. 7.1% 3/1/11	6,045,000	6,385,388
TXU Energy Co. LLC 5.86% 9/16/08 (b)(c)	7,200,000	7,203,910
		62,167,013
Gas Utilities - 1.3%
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,701,537
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,408,065
		12,109,602
Independent Power Producers & Energy Traders - 2.5%
Constellation Energy Group, Inc. 7% 4/1/12	9,530,000	10,076,946
PSEG Power LLC:
3.75% 4/1/09	1,425,000	1,393,761
7.75% 4/15/11	11,000,000	11,795,806
		23,266,513
Multi-Utilities - 2.4%
Dominion Resources, Inc. 6.3% 9/30/66 (c)	14,345,000	14,213,399
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,208,671
		22,422,070
TOTAL UTILITIES		119,965,198
TOTAL NONCONVERTIBLE BONDS (Cost $794,228,861)		785,934,408
U.S. Treasury Obligations - 7.3%

U.S. Treasury Notes:
4.5% 5/15/10	8,000,000	8,068,752
4.625% 7/31/09	18,195,000	18,344,254
4.625% 11/15/09	10,080,000	10,169,772
4.625% 7/31/12	30,444,000	30,931,589
TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,233,314)		67,514,367
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount	Value
United Mexican States:
4.625% 10/8/08	$ 2,110,000	$ 2,092,065
6.06% 1/13/09 (c)	1,610,000	1,616,440
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,709,249)		3,708,505
Fixed-Income Funds - 5.4%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $53,043,970)	533,062	50,401,012
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $14,145,000)	$ 14,153,444	14,145,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $932,360,394)		921,703,292
NET OTHER ASSETS - 0.7%		6,605,266
NET ASSETS - 100%		$ 928,308,558
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	$ 3,900,000	(32,710)
Receive from Bank of America upon credit event of Kroger Co., par value of the notional amount of Kroger Co. 5.5% 2/1/13, and pay quarterly notional amount multiplied by .85%	Sept. 2017	1,700,000	(13,352)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Bank of America upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by .85%	Sept. 2017	$ 1,700,000	$ (64)
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by .9%	Sept. 2012	10,000,000	106,408
Receive from Goldman Sachs upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.75% 4/15/11, and pay quarterly notional amount multiplied by ..27%	Sept. 2012	3,900,000	31,202
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	1,400,000	14,756
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	1,700,000	3,900
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by ..63%	Sept. 2012	3,900,000	(35,972)
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	2,125,000	2,209
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	6,000,000	(13,686)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	$ 1,485,000	$ (3,068)
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	1,700,000	(2,103)
Receive quarterly notional amount multiplied by .35% and pay UBS upon credit event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	Sept. 2012	1,600,000	(27,208)
Receive quarterly notional amount multiplied by .38% and pay Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	March 2012	1,600,000	(55,591)
Receive quarterly notional amount multiplied by .4% and pay Deutsche Bank upon credit event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	Sept. 2012	1,820,000	(27,034)
Receive quarterly notional amount multiplied by .45% and pay Citibank upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	15,000,000	(36,258)
Receive quarterly notional amount multiplied by .46% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	6,000,000	(531,927)
Receive quarterly notional amount multiplied by .54% and pay UBS upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	3,200,000	(140,648)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	300,000	(7,823)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	$ 300,000	$ (7,736)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	600,000	(15,471)
Receive quarterly notional amount multiplied by .67% and pay Goldman Sachs upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2012	3,900,000	(103,097)
Receive quarterly notional amount multiplied by .68% and pay JPMorgan Chase, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	2,400,000	(192,440)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	3,900,000	36,056
Receive quarterly notional amount multiplied by 1.43% and pay Deutsche Bank upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	Sept. 2012	1,600,000	(78,786)
Receive quarterly notional amount multiplied by 1.50% and pay Goldman Sachs upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	Sept. 2012	1,600,000	(64,119)
Receive quarterly notional amount multiplied by 1.55% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	1,600,000	(4,622)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by 1.55% and pay Goldman Sachs upon credit event of Reynolds American, Inc., par value of the notional amount of Reynolds American, Inc. 7.625% 6/1/16	Sept. 2017	$ 2,000,000	$ 23,615
Receive quarterly notional amount multiplied by 1.82% and pay Deutsche Bank upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	Sept. 2012	2,700,000	(77,734)
TOTAL CREDIT DEFAULT SWAPS		89,630,000	(1,253,303)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	14,500,000	37,233
Receive semi-annually a fixed rate equal to 5.066% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	5,000,000	81,329
Receive semi-annually a fixed rate equal to 5.2875% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2009	30,000,000	144,576
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	3,000,000	25,379
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	20,000,000	440,320
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2010	15,000,000	236,145
TOTAL INTEREST RATE SWAPS		87,500,000	964,982
		$ 177,130,000	$ (288,321)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,482,579 or 13.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,145,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 326,842
Banc of America Securities LLC	5,008,825
Bank of America, NA	2,251,301
Bear Stearns & Co., Inc.	281,413
Citigroup Global Markets, Inc.	887,566
Credit Suisse Securities (USA) LLC	562,825
Greenwich Capital Markets, Inc.	281,413
HSBC Securities (USA), Inc.	562,825
ING Financial Markets LLC	1,125,651
Societe Generale, New York Branch	1,688,476
UBS Securities LLC	548,755
WestLB AG	619,108
$ 14,145,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 6,177,055

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 239,999,961	$ 185,125,459	$ 50,401,012	0.4%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Canada	4.1%
United Kingdom	2.3%
Spain	1.6%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $14,145,000) - See accompanying schedule: Unaffiliated issuers (cost $879,316,424)	$ 871,302,280
Fidelity Central Funds (cost $53,043,970)	50,401,012
Total Investments (cost $932,360,394)		$ 921,703,292
Cash		303
Receivable for investments sold		7,989,421
Interest receivable		12,493,940
Distributions receivable from Fidelity Central Funds		353,869
Total assets		942,540,825

Liabilities
Payable for investments purchased	$ 13,939,286
Swap agreements, at value	288,321
Other payables and accrued expenses	4,660
Total liabilities		14,232,267

Net Assets		$ 928,308,558
Net Assets consist of:
Paid in capital		$ 939,253,981
Net unrealized appreciation (depreciation) on investments		(10,945,423)
Net Assets, for 9,374,906 shares outstanding		$ 928,308,558
Net Asset Value, offering price and redemption price per share ($928,308,558 ÷ 9,374,906 shares)		$ 99.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period November 6, 2006 (commencement of operations) to August 31, 2007

Investment Income
Interest		$ 50,749,180
Income from Fidelity Central Funds		6,177,055
Total income		56,926,235

Expenses
Custodian fees and expenses	$ 17,559
Independent directors' compensation	3,006
Total expenses before reductions	20,565
Expense reductions	(10,713)	9,852
Net investment income		56,916,383
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,138,424
Fidelity Central Funds	(1,830,533)
Swap agreements	(370,763)
Capital gain distributions from Fidelity Central Funds	28,841
Total net realized gain (loss)		(1,034,031)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,901,144)
Swap agreements	(288,321)
Total change in net unrealized appreciation (depreciation)		(13,189,465)
Net gain (loss)		(14,223,496)
Net increase (decrease) in net assets resulting from operations		$ 42,692,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 56,916,383
Net realized gain (loss)	(1,034,031)
Change in net unrealized appreciation (depreciation)	(13,189,465)
Net increase (decrease) in net assets resulting from operations	42,692,887
Distributions to partners from net investment income	(55,436,152)
Affiliated share transactions Proceeds from sales of shares	160,039,913
Contributions in-kind	1,194,466,595
Reinvestment of distributions	11,265,052
Cost of shares redeemed	(424,719,737)
Net increase (decrease) in net assets resulting from share transactions	941,051,823
Total increase (decrease) in net assets	928,308,558

Net Assets
Beginning of period	-
End of period	$ 928,308,558
Other Information Shares
Sold	1,598,656
Issued for in-kind contributions	11,944,666
Issued in reinvestment of distributions	113,432
Redeemed	(4,281,848)
Net increase (decrease)	9,374,906

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended August 31, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	4.434
Net realized and unrealized gain (loss)	(1.100)
Total from investment operations	3.334
Distributions to partners from net investment income	(4.314)
Net asset value, end of period	$ 99.02
Total Return B, C	3.37%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 928,309
Portfolio turnover rate F	185% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) (formerly of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's(FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,161,981
Unrealized depreciation	(14,050,367)
Net unrealized appreciation (depreciation)	$ (9,888,386)
Cost for federal income tax purposes	$ 931,591,678

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,128,142,445 and $1,120,289,988, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November 6, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $1,194,466,595 (which included $2,244,042 of unrealized appreciation) in exchange for 11,944,666 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $3,006.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,707.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-5 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-5 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period November 6, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-5 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Corporate Bond 1-5 Year Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-5 Year Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-5 Year Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-5 Year Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of Corporate Bond 1-5 Year Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Corporate Bond 1-5 Year Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Corporate Bond 1-5 Year Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Corporate Bond 1-5 Year Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of Corporate Bond 1-5 Year Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-5 Year Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-5 Year Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it initially approved the Advisory Contracts for the fund in July 2006, prior to commencement, and that it will again consider renewal of the Advisory Contracts in June 2008.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

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Fidelity® Corporate Bond 1-10 Year Central Fund

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August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833860.100 474690.1.0

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Corporate Bond 1-10 Year Central Fund's cumulative total return and show you what would have happened if Fidelity Corporate Bond 1-10 Year Central Fund's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Credit Intermediate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from David Prothro, Lead Portfolio Manager of Fidelity® Corporate Bond 1-10 Year Central Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. During the one-year span, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of the taxable, high-quality debt market - gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

From its inception on November 6, 2006, through August 31, 2007, the fund returned 3.52%, while the Lehman Brothers Credit Intermediate Index returned 3.63%. Despite tight yield spreads, the market environment was supportive for corporate bonds early in the period. However, as the period progressed, the environment became more challenging due to accelerating leveraged-buyout (LBO) activity followed by the spreading subprime contagion. Corporate bond issuers across multiple financial sectors were particularly hard hit. While the fund had decent sector and security selection overall, its relative underperformance resulted from its holdings in Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets, which suffered from exposure to subprime mortgage bonds. The fund's relative underperformance was also attributable to having somewhat greater exposure to overall market volatility in a down-trending market. Early on, we structured the portfolio to try to mitigate the negative impact of LBO activity. We did this by favoring sectors such as utilities and communications companies, where LBO risk was lower, and real estate investment trusts, which benefit from protective legal features. As the subprime crisis unfolded and its effects spread across the financial and housing sectors, our underweighted positions in banks, financial companies with large mortgage-lending operations, and home construction-related sectors contributed to results. However, adverse security selection on the LBO front, and among certain finance-related companies, hampered performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,005.30	$ -
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.20	$ -

* Expenses are equal to the Fund's annualized expense ratio of .0008%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

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Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2007 *	As of February 28, 2007 **
U.S.Government and U.S.Government Agency Obligations 2.6%	U.S.Government and U.S.Government Agency Obligations 4.3%
AAA 1.2%	AAA 2.4%
AA 16.6%	AA 11.2%
A 17.7%	A 20.7%
BBB 56.6%	BBB 56.2%
BB and Below 4.0%	BB and Below 2.1%
Not Rated 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2007
6 months ago
Years	5.2	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Corporate Bonds 92.1%		Corporate Bonds 87.1%
	U.S. Government and U.S. Government Agency Obligations 2.6%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 2.1%
	CMOs and Other Mortgage Related Securities 0.8%		CMOs and Other Mortgage Related Securities 1.1%
	Other Investments 2.1%		Other Investments 2.6%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.8%
*Foreign investments	19.6%	**Foreign investments	20.8%
*Futures and Swaps	7.8%	**Futures and Swaps	2.3%

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 1.6%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 16,210,000	$ 15,970,076
5.71% 3/13/09 (d)	32,330,000	32,068,127
5.75% 9/8/11	45,785,000	46,093,362
5.875% 3/15/11	17,000,000	17,160,735
		111,292,300
Household Durables - 0.9%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,116,540
Whirlpool Corp. 6.125% 6/15/11	32,155,000	32,773,116
		66,889,656
Media - 2.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,400,000	10,809,469
6.875% 5/1/12	19,975,000	20,937,875
Comcast Corp.:
4.95% 6/15/16	19,145,000	17,721,895
5.5% 3/15/11	3,125,000	3,124,053
5.85% 1/15/10	500,000	507,997
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,241,905
4.625% 6/1/13	55,475,000	51,986,732
Gannett Co., Inc. 5.705% 5/26/09 (d)	20,025,000	19,975,698
News America, Inc. 4.75% 3/15/10	2,000,000	1,982,498
Time Warner Cable, Inc.:
5.4% 7/2/12 (b)	25,000,000	24,707,175
5.85% 5/1/17 (b)	19,456,000	19,016,022
Time Warner, Inc. 5.875% 11/15/16	18,045,000	17,682,512
		205,693,831
Multiline Retail - 0.4%
The May Department Stores Co. 4.8% 7/15/09	30,192,000	29,770,369
TOTAL CONSUMER DISCRETIONARY		413,646,156
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
FBG Finance Ltd. 5.125% 6/15/15 (b)	24,025,000	22,698,892
Food & Staples Retailing - 1.1%
CVS Caremark Corp.:
5.66% 6/1/10 (d)	18,790,000	18,708,583
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.: - continued
6.036% 12/10/28 (b)	$ 19,498,217	$ 19,013,296
6.302% 6/1/37 (d)	38,760,000	37,440,028
		75,161,907
Food Products - 1.4%
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	30,405,000	30,726,077
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	30,074,877
6% 2/11/13	8,660,000	8,834,724
6.5% 8/11/17	32,330,000	33,087,751
		102,723,429
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	22,895,000	24,793,614
TOTAL CONSUMER STAPLES		225,377,842
ENERGY - 11.0%
Energy Equipment & Services - 1.3%
Kinder Morgan, Inc. 6.5% 9/1/12	19,305,000	18,894,769
Noble Drilling Corp. 5.875% 6/1/13	13,800,000	14,091,056
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	45,751,862
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	13,631,287
		92,368,974
Oil, Gas & Consumable Fuels - 9.7%
BW Group Ltd. 6.625% 6/28/17 (b)	24,199,000	24,188,836
Canadian Natural Resources Ltd. 5.7% 5/15/17	23,675,000	23,134,287
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,380,389
Duke Capital LLC:
4.37% 3/1/09	13,045,000	12,919,416
6.25% 2/15/13	33,795,000	34,707,668
Duke Energy Field Services:
5.375% 10/15/15 (b)	10,000,000	9,638,030
6.875% 2/1/11	16,335,000	16,991,994
7.875% 8/16/10	8,489,000	9,039,749
El Paso Natural Gas Co. 5.95% 4/15/17 (b)	7,650,000	7,462,338
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,553,789
Enbridge Energy Partners LP 5.875% 12/15/16	14,780,000	14,552,639
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	23,667,758
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 15,930,000	$ 15,735,240
6.3% 9/15/17	10,000,000	10,029,090
Gazstream SA 5.625% 7/22/13 (b)	14,430,812	14,106,119
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	32,715,000	32,979,304
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	48,460,000	46,885,050
Lukoil International Finance BV 6.656% 6/7/22 (b)	10,000,000	9,225,000
Nakilat, Inc. 6.067% 12/31/33 (b)	23,440,000	22,668,355
Nexen, Inc.:
5.05% 11/20/13	31,465,000	30,432,885
5.2% 3/10/15	7,435,000	7,182,634
Pemex Project Funding Master Trust:
5.75% 12/15/15	4,210,000	4,163,690
5.96% 12/3/12 (b)(d)	170,000	169,745
6.125% 8/15/08	42,500,000	42,542,500
6.66% 6/15/10 (b)(d)	17,420,000	17,698,720
Plains All American Pipeline LP:
6.125% 1/15/17	29,395,000	29,485,625
7.75% 10/15/12	19,297,000	21,023,889
Premcor Refining Group, Inc. 9.5% 2/1/13	10,155,000	10,721,619
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	24,445,000	27,152,113
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	10,990,000	11,158,147
Source Gas LLC 5.9% 4/1/17 (b)	29,000,000	28,184,665
TransCanada PipeLines Ltd. 6.35% 5/15/67	19,400,000	18,595,695
XTO Energy, Inc.:
5% 1/31/15	14,316,000	13,570,351
5.9% 8/1/12	54,850,000	55,705,386
		693,652,715
TOTAL ENERGY		786,021,689
FINANCIALS - 42.7%
Capital Markets - 7.8%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	34,261,801
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	27,850,000	27,590,689
Bear Stearns Companies, Inc.:
4.245% 1/7/10	9,960,000	9,535,296
5.85% 7/19/10	32,885,000	32,667,696
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
6.9% 8/15/12	$ 15,625,000	$ 15,730,953
Deutsche Bank AG London 6% 9/1/17	23,425,000	23,633,974
Goldman Sachs Group, Inc.:
5.25% 10/15/13	35,455,000	34,278,461
6.6% 1/15/12	52,955,000	54,609,685
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	19,545,692
6.25% 6/15/12	24,465,000	24,795,865
6.7% 6/15/17	4,770,000	4,797,199
Lazard Group LLC:
6.85% 6/15/17	23,854,000	23,551,102
7.125% 5/15/15	11,265,000	11,505,091
Legg Mason, Inc. 6.75% 7/2/08	20,285,000	20,391,679
Lehman Brothers Holdings E-Capital Trust I 6.29% 8/19/65 (d)	35,105,000	34,464,228
Lehman Brothers Holdings, Inc.:
5% 1/14/11	2,395,000	2,355,732
5.75% 7/18/11	4,355,000	4,400,257
6% 7/19/12	8,430,000	8,419,985
Merrill Lynch & Co., Inc. 6.05% 8/15/12	12,125,000	12,332,204
Morgan Stanley:
4.75% 4/1/14	6,500,000	6,076,337
5.05% 1/21/11	24,915,000	24,686,729
5.66% 1/9/14 (d)	40,930,000	39,662,889
6.6% 4/1/12	66,565,000	68,974,520
Nuveen Investments, Inc.:
5% 9/15/10	3,205,000	3,010,444
5.5% 9/15/15	12,475,000	10,568,047
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	8,000,000	8,612,504
		560,459,059
Commercial Banks - 6.1%
Bank of America NA 5.3% 3/15/17	22,000,000	21,194,756
Bank One Corp. 5.25% 1/30/13	7,610,000	7,553,214
BB&T Corp. 6.5% 8/1/11	10,170,000	10,545,161
DBS Bank Ltd. (Singapore) 5.75% 5/16/17 (b)(d)	40,825,000	40,041,977
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,634,105
5.125% 2/14/11	23,895,000	23,846,565
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (b)	$ 4,620,000	$ 4,574,442
KeyBank NA:
5.8% 7/1/14	12,790,000	12,805,425
7% 2/1/11	21,125,000	22,021,883
Korea Development Bank:
3.875% 3/2/09	50,780,000	49,573,775
4.625% 9/16/10	15,000,000	14,764,695
4.75% 7/20/09	7,670,000	7,627,462
5.75% 9/10/13	14,540,000	14,709,725
PNC Funding Corp.:
5.4975% 1/31/12 (d)	20,275,000	19,950,255
7.5% 11/1/09	16,580,000	17,354,618
Rabobank Capital Funding Trust II 5.26% (b)(d)	4,655,000	4,430,815
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	34,405,000	34,980,596
SouthTrust Corp. 5.8% 6/15/14	4,410,000	4,413,762
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	24,000,000	24,243,624
Union Planters Corp. 7.75% 3/1/11	7,500,000	8,119,935
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,330,164
Wachovia Bank NA 4.875% 2/1/15	51,520,000	48,991,141
Wells Fargo & Co.:
4% 9/10/12 (d)	10,605,000	10,609,454
4.2% 1/15/10	27,595,000	26,985,233
		437,302,782
Consumer Finance - 3.8%
Aiful Corp. 4.45% 2/16/10 (b)	300,000	290,351
American Express Co. 6.15% 8/28/17	9,605,000	9,661,986
Capital One Financial Corp. 5.7% 9/15/11	39,435,000	38,828,884
Discover Financial Services 5.89% 6/11/10 (b)(d)	16,140,000	16,145,956
Household Finance Corp.:
6.375% 10/15/11	15,220,000	15,627,028
7% 5/15/12	3,830,000	4,041,473
HSBC Finance Corp.:
5.25% 1/14/11	23,805,000	23,567,331
5.25% 1/15/14	8,625,000	8,327,843
5.9% 6/19/12	16,195,000	16,414,944
6.75% 5/15/11	16,155,000	16,761,685
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,164,066
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp. 7.5% 3/15/12	$ 13,160,000	$ 14,395,632
Nelnet, Inc. 7.4% 9/29/36 (d)	22,000,000	21,358,722
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	22,990,000	22,661,749
ORIX Corp. 5.48% 11/22/11	24,050,000	24,237,325
SLM Corp.:
4.5% 7/26/10	19,570,000	18,112,622
5.52% 7/26/10 (d)	8,934,000	8,418,723
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	4,580,001	4,769,945
		269,786,265
Diversified Financial Services - 6.8%
Bank of America Corp.:
4.5% 8/1/10	17,688,000	17,344,358
7.4% 1/15/11	80,500,000	85,604,975
BTM Curacao Holding NV 5.68% 12/19/16 (b)(d)	3,800,000	3,788,767
Citigroup, Inc.:
5% 9/15/14	32,500,000	31,118,198
5.1% 9/29/11	21,263,000	21,139,292
5.125% 2/14/11	16,880,000	16,856,638
HSBC Finance Capital Trust IX 5.911% 11/30/35 (d)	10,000,000	9,479,630
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	21,140,824
5.4% 2/15/12	23,440,000	23,008,387
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,715,000	6,669,385
5.6% 6/1/11	34,785,000	35,090,169
5.75% 1/2/13	37,830,000	38,240,531
6.125% 6/27/17	24,640,000	25,012,409
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,290,000	29,082,392
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	8,281,956
5.5% 1/15/14 (b)	5,685,000	5,522,670
5.7% 4/15/17 (b)	13,880,000	13,136,186
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	16,500,000	16,087,847
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	19,010,000	18,445,453
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	40,985,000	38,516,064
ZFS Finance USA Trust IV 5.88% 5/9/32 (b)(d)	20,465,000	19,267,790
		482,833,921
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 4.1%
American International Group, Inc. 4.25% 5/15/13	$ 26,500,000	$ 24,916,228
Assurant, Inc. 5.625% 2/15/14	15,645,000	15,416,552
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,531,475
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	14,448,757
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	13,112,000	12,982,550
Liberty Mutual Group, Inc.:
5.75% 3/15/14 (b)	4,800,000	4,714,858
6.7% 8/15/16 (b)	9,230,000	9,428,427
Lincoln National Corp. 7% 5/17/66 (d)	48,820,000	49,468,720
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,359,970
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	27,000,000	26,859,870
Principal Life Global Funding I 6.25% 2/15/12 (b)	13,690,000	14,300,109
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	27,351,000	26,823,536
Symetra Financial Corp. 6.125% 4/1/16 (b)	35,710,000	35,932,509
The Chubb Corp. 6.375% 3/29/67 (d)	33,845,000	33,207,089
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,221,875
8.125% 4/15/10	10,225,000	10,965,505
		296,578,030
Real Estate Investment Trusts - 10.3%
AMB Property LP 5.9% 8/15/13	29,030,000	29,096,072
Archstone-Smith Operating Trust:
5.25% 12/1/10	13,625,000	13,567,979
5.25% 5/1/15	26,015,000	25,097,009
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,030,276
5.25% 3/1/15	1,210,000	1,194,207
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,255,712
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,247,553
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	25,971,253
5.625% 12/15/10	33,380,000	33,146,923
5.75% 4/1/12	15,206,000	15,092,959
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,931,644
5.75% 9/1/09	5,000,000	5,040,930
Camden Property Trust:
4.375% 1/15/10	9,150,000	8,924,681
5.375% 12/15/13	5,370,000	5,208,368
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.875% 11/30/12	$ 24,210,000	$ 24,366,832
Colonial Properties Trust:
4.75% 2/1/10	48,119,000	47,178,235
5.5% 10/1/15	27,155,000	25,831,139
6.25% 6/15/14	3,000,000	3,030,150
CPG Partners LP 6% 1/15/13	8,325,000	8,561,280
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,397,047
4.625% 8/1/10	24,655,000	24,204,997
5% 5/3/10	18,340,000	18,266,713
5.25% 4/15/11	19,905,000	19,794,249
5.375% 10/15/12	10,520,000	10,361,053
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,861,788
5.25% 1/15/10	3,710,000	3,696,967
5.625% 8/15/11	13,895,000	13,820,436
5.95% 2/15/17	4,180,000	4,094,272
Equity One, Inc.:
6% 9/15/17 (b)	3,985,000	3,817,516
6.25% 1/15/17	4,040,000	3,961,579
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,294,635
6% 7/15/12	24,000,000	24,342,410
6.2% 1/15/17	5,075,000	5,064,192
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	9,159,858
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	7,032,895
6.25% 6/15/17	10,085,000	9,960,188
iStar Financial, Inc.:
5.15% 3/1/12	14,155,000	13,127,970
5.375% 4/15/10	4,240,000	4,132,601
5.65% 9/15/11	26,790,000	25,493,552
5.8% 3/15/11	22,040,000	21,753,811
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,488,074
5.5% 12/15/16	4,165,000	3,961,935
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,638,845
7.25% 3/15/09	23,865,000	24,581,069
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Reckson Operating Partnership LP 5.15% 1/15/11	$ 1,935,000	$ 1,886,691
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,764,139
4.875% 8/15/10	5,520,000	5,433,143
5% 3/1/12	5,190,000	5,037,938
5.375% 6/1/11	5,080,000	5,035,961
5.6% 9/1/11	22,240,000	22,153,642
5.75% 5/1/12	10,365,000	10,359,921
7.75% 1/20/11	6,720,000	7,173,083
Tanger Properties LP:
6.15% 11/15/15	200,000	196,454
9.125% 2/15/08	1,125,000	1,147,500
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,497,845
Washington (REIT) 5.95% 6/15/11	29,760,000	30,178,667
		732,946,838
Real Estate Management & Development - 1.0%
ERP Operating LP 5.5% 10/1/12	3,620,000	3,581,223
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,900,838
6.3% 6/1/13	19,615,000	19,856,539
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,741,640
5.25% 8/1/15	17,455,000	16,552,384
5.875% 6/15/17	14,305,000	13,858,173
		69,490,797
Thrifts & Mortgage Finance - 2.8%
Capmark Financial Group, Inc. 5.875% 5/10/12 (b)	36,710,000	32,049,257
Countrywide Financial Corp.:
4.5% 6/15/10	8,600,000	8,005,860
5.8% 6/7/12	15,000,000	14,096,100
Countrywide Home Loans, Inc.:
3.25% 5/21/08	4,111,000	3,966,798
4.125% 9/15/09	15,687,000	14,736,870
Independence Community Bank Corp.:
3.5% 6/20/13 (d)	3,030,000	2,969,176
3.75% 4/1/14 (d)	34,515,000	33,713,838
4.9% 9/23/10	21,280,000	21,037,493
Residential Capital Corp. 8.69% 4/17/09 (b)(d)	42,017,000	23,109,350
Residential Capital LLC 6.5% 6/1/12	20,060,000	15,245,600
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 29,999,000	$ 27,152,875
5.76% 9/17/12 (d)	6,085,000	5,753,112
		201,836,329
TOTAL FINANCIALS		3,051,234,021
HEALTH CARE - 1.8%
Biotechnology - 0.7%
Amgen, Inc. 5.85% 6/1/17 (b)	48,375,000	47,387,424
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	10,609,000	10,078,550
Health Care Providers & Services - 0.9%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	13,630,703
6.3% 8/15/14	29,610,000	29,566,562
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,223,061
		60,420,326
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,632,961
TOTAL HEALTH CARE		125,519,261
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,489,716
6.4% 12/15/11 (b)	6,693,000	7,012,323
		28,502,039
Airlines - 3.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,694,033	1,698,268
6.978% 10/1/12	5,943,380	6,019,456
7.024% 4/15/11	23,155,000	23,511,587
7.858% 4/1/13	44,460,000	46,905,300
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	34,598,626	34,913,474
6.795% 2/2/20	937,487	885,925
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
6.82% 5/1/18	$ 1,901,920	$ 1,880,809
6.9% 7/2/19	7,988,960	8,108,795
7.056% 3/15/11	12,310,000	12,316,032
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,820,000	5,892,750
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	18,613,707	18,334,501
8.36% 7/20/20	12,639,906	13,651,098
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	16,815,000	16,520,738
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	9,086,871	9,132,305
6.201% 3/1/10	5,787,148	5,779,914
6.602% 9/1/13	16,297,210	16,337,953
		221,888,905
Building Products - 0.1%
Masco Corp. 5.64% 3/12/10 (d)	8,910,000	8,779,353
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,483,887
Industrial Conglomerates - 0.8%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	23,540,000	23,530,325
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	31,145,000	32,457,917
		55,988,242
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	5,000,000	4,946,855
TOTAL INDUSTRIALS		322,589,281
INFORMATION TECHNOLOGY - 0.9%
Office Electronics - 0.5%
Xerox Corp.:
5.5% 5/15/12	22,640,000	22,381,542
9.75% 1/15/09	9,500,000	9,960,427
		32,341,969
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 16,350,000	$ 16,435,331
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	12,359,321
		28,794,652
TOTAL INFORMATION TECHNOLOGY		61,136,621
MATERIALS - 1.7%
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	14,968,140
Containers & Packaging - 0.5%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	14,275,332
6.4% 1/15/18	14,310,000	14,607,305
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,441,231
		34,323,868
Metals & Mining - 0.7%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	17,129,074
United States Steel Corp. 5.65% 6/1/13	12,140,000	11,927,574
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,125,400
		48,182,048
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	23,315,000	22,893,838
5.85% 10/30/12	1,216,000	1,232,318
		24,126,156
TOTAL MATERIALS		121,600,212
TELECOMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 6.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,852,130
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	23,660,077
BellSouth Corp. 4.2% 9/15/09	9,835,000	9,635,045
British Telecommunications PLC 8.625% 12/15/10	15,955,000	17,622,298
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	19,537,010
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,594,892
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
4.125% 9/15/09	$ 5,000,000	$ 4,891,235
5.1% 9/15/14	17,750,000	17,097,492
5.875% 2/1/12	22,365,000	22,714,677
5.875% 8/15/12	8,000,000	8,135,216
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	14,604,893
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	29,066,885
4.95% 9/30/14	36,251,000	33,958,088
5.25% 10/1/15	8,984,000	8,473,619
Telefonica Emisiones SAU:
5.69% 2/4/13 (d)	35,710,000	35,020,011
6.221% 7/3/17	6,540,000	6,586,100
6.421% 6/20/16	33,965,000	34,710,532
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	67,195,465
Verizon Communications, Inc. 5.5% 4/1/17	20,000,000	19,544,500
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	23,672,958
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	7,520,998
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,638,411
		447,732,532
Wireless Telecommunication Services - 2.7%
America Movil SAB de CV 4.125% 3/1/09	9,945,000	9,797,814
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,067,274
8.125% 5/1/12	22,310,000	24,674,302
Sprint Nextel Corp. 6% 12/1/16	71,886,000	69,880,956
Vodafone Group PLC:
5% 12/16/13	26,375,000	25,325,117
5.5% 6/15/11	26,770,000	26,759,426
5.625% 2/27/17	14,515,000	14,031,142
		191,536,031
TOTAL TELECOMMUNICATION SERVICES		639,268,563
UTILITIES - 11.3%
Electric Utilities - 5.5%
AmerenUE 6.4% 6/15/17	24,445,000	25,353,230
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	36,875,074
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
3.7% 2/1/08	$ 4,155,000	$ 4,103,063
5.4% 12/15/11	14,258,000	14,171,482
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,347,468
6.75% 5/1/11	7,010,000	7,270,204
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,675,702
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,896,731
Pennsylvania Electric Co. 6.05% 9/1/17 (b)	6,255,000	6,258,171
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,662,242
6.125% 6/1/17	24,635,000	24,869,476
6.45% 8/15/12	30,525,000	31,684,889
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	52,020,000	50,264,481
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	29,257,647
Southern California Edison Co.:
4.65% 4/1/15	2,685,000	2,546,253
5% 1/15/14	3,105,000	3,028,434
TXU Energy Co. LLC:
5.86% 9/16/08 (b)(d)	37,800,000	37,820,525
7% 3/15/13	55,236,000	56,733,503
		394,818,575
Gas Utilities - 0.9%
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	10,609,861
6.4% 3/15/18	14,400,000	14,400,850
7.875% 11/15/10	8,360,000	8,879,440
Southern Natural Gas Co. 5.9% 4/1/17 (b)	3,615,000	3,513,823
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	26,950,424
		64,354,398
Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc. 7% 4/1/12	29,952,000	31,671,005
Duke Capital LLC 5.668% 8/15/14	16,820,000	16,644,164
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,079,188
PSEG Power LLC 3.75% 4/1/09	7,555,000	7,389,379
		67,783,736
Multi-Utilities - 4.0%
CenterPoint Energy, Inc. 5.95% 2/1/17	24,630,000	24,553,007
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10	$ 32,170,000	$ 31,492,757
6.3% 9/30/66 (d)	34,910,000	34,589,736
7.5% 6/30/66 (d)	43,305,000	44,869,393
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,504,479
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	22,130,000	22,580,921
National Grid PLC 6.3% 8/1/16	20,120,000	20,609,620
PSEG Funding Trust I 5.381% 11/16/07	20,722,000	20,706,728
Sempra Energy 7.95% 3/1/10	14,454,000	15,246,368
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	48,000,000	46,495,632
WPS Resources Corp. 6.11% 12/1/66 (d)	13,865,000	13,359,163
		283,007,804
TOTAL UTILITIES		809,964,513
TOTAL NONCONVERTIBLE BONDS (Cost $6,617,066,554)		6,556,358,159
U.S. Treasury Obligations - 2.5%

U.S. Treasury Notes:
4.5% 11/30/11 (c)	7,645,000	7,722,643
4.625% 11/15/09	48,000,000	48,427,488
4.625% 7/31/12	1,123,000	1,140,986
4.75% 1/31/12	35,018,000	35,701,937
4.75% 8/15/17	52,000,000	52,853,112
5.125% 5/15/16	31,461,000	32,807,908
TOTAL U.S. TREASURY OBLIGATIONS (Cost $177,599,213)		178,654,074
Foreign Government and Government Agency Obligations - 1.1%

Chilean Republic 7.125% 1/11/12	24,915,000	26,634,135
Israeli State:
4.625% 6/15/13	5,650,000	5,564,685
5.5% 11/9/16	10,000,000	9,982,760
Korean Republic 4.875% 9/22/14	2,495,000	2,457,575
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
United Mexican States:
4.625% 10/8/08	$ 5,540,000	$ 5,492,910
5.875% 1/15/14	30,535,000	31,069,363
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $78,750,794)		81,201,428
Supranational Obligations - 0.2%

Corporacion Andina de Fomento:
5.2% 5/21/13	3,560,000	3,533,905
6.875% 3/15/12	5,970,000	6,358,850
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,449,281)		9,892,755
Fixed-Income Funds - 2.8%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $209,525,602)	2,106,230	199,144,047
Preferred Securities - 0.8%
	Principal Amount
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
ING Groep NV 5.775% (a)	$ 8,610,000	8,386,201
MUFG Capital Finance 1 Ltd. 6.346% (d)	51,670,000	49,645,801
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		58,032,002
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $69,053,000)	$ 69,094,223	$ 69,053,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,221,569,481)		7,152,335,465
NET OTHER ASSETS - (0.1)%		(4,973,134)
NET ASSETS - 100%		$ 7,147,362,331
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	$ 21,100,000	(176,970)
Receive from Bank of America upon credit event of Kroger Co., par value of the notional amount of Kroger Co. 5.5% 2/1/13, and pay quarterly notional amount multiplied by .85%	Sept. 2017	18,300,000	(143,736)
Receive from Bank of America upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by .85%	Sept. 2017	18,300,000	(692)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	8,890,000	(14,885)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by ..58%	Sept. 2017	$ 10,000,000	$ 167,902
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by ..93%	Sept. 2012	5,800,000	54,128
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	5,800,000	18,540
Receive from Deutsche Bank upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by .50%	Sept. 2012	5,000,000	74,466
Receive from Deutsche Bank upon credit event of Colonial Properties Trust, par value of the notional amount of Colonial Properties Trust 6.15% 4/15/13, and pay quarterly notional amount multiplied by .65%	Sept. 2012	5,000,000	25,550
Receive from Deutsche Bank upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by ..68%	Sept. 2017	10,000,000	231,760
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	5,800,000	(13,555)
Receive from Deutsche Bank, upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	442,511
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	$ 11,135,000	$ (27,005)
Receive from Goldman Sachs upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.75% 4/15/11, and pay quarterly notional amount multiplied by .27%	Sept. 2012	21,100,000	168,811
Receive from Goldman Sachs upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by .77%	Sept. 2017	10,000,000	201,399
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .78%	June 2017	20,000,000	177,336
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	18,300,000	41,986
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .51%	Sept. 2017	25,000,000	552,623
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .58%	Sept. 2017	15,000,000	251,853
Receive from Goldman Sachs upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by ..68%	Sept. 2012	5,000,000	23,517
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by .63%	Sept. 2012	$ 21,100,000	$ (194,620)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(89,444)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(96,806)
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	17,875,000	18,583
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	36,000,000	(82,116)
Receive quarterly notional amount multiplied by .24% and pay Credit Suisse First Boston upon credit event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15	March 2012	10,500,000	(448,994)
Receive quarterly notional amount multiplied by .27% and pay Bank of America upon credit event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	June 2012	7,860,000	(16,239)
Receive quarterly notional amount multiplied by .3% and pay Bank of America upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	June 2012	9,200,000	(11,382)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 29,000,000	$ 128,096
Receive quarterly notional amount multiplied by .35% and pay UBS upon credit event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	Sept. 2012	8,400,000	(142,839)
Receive quarterly notional amount multiplied by .38% and pay Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	March 2012	8,400,000	(291,855)
Receive quarterly notional amount multiplied by .395% and pay Deutsche Bank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2012	25,000,000	(954,323)
Receive quarterly notional amount multiplied by .4% and pay Deutsche Bank upon credit event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	Sept. 2012	13,180,000	(195,770)
Receive quarterly notional amount multiplied by .41% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/8/12	June 2012	10,000,000	(355,782)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	41,679
Receive quarterly notional amount multiplied by .45% and pay Citibank upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	10,000,000	(24,172)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .45% and pay Lehman Brothers, Inc. upon credit event of PPL Energy Supply LLC, par value of the notional amount of PPL Energy Supply LLC 6.4% 11/1/11	Sept. 2012	$ 25,000,000	$ (60,430)
Receive quarterly notional amount multiplied by .54% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	16,800,000	(738,402)
Receive quarterly notional amount multiplied by .54% and pay UBS upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	June 2012	16,800,000	(738,402)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,500,000	(39,117)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,500,000	(38,678)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	3,100,000	(79,935)
Receive quarterly notional amount multiplied by .67% and pay Goldman Sachs upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2012	21,100,000	(557,783)
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	5,700,000	(457,046)
Receive quarterly notional amount multiplied by .74% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	2,100,000	(79,235)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	$ 21,100,000	$ 195,075
Receive quarterly notional amount multiplied by 1.26% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	20,000,000	(330,536)
Receive quarterly notional amount multiplied by 1.50% and pay Goldman Sachs upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	Sept. 2012	8,400,000	(336,622)
Receive quarterly notional amount multiplied by 1.55% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	8,400,000	(24,264)
Receive quarterly notional amount multiplied by 1.55% and pay Goldman Sachs upon credit event of Reynolds American, Inc., par value of the notional amount of Reynolds American, Inc. 7.625% 6/1/16	Sept. 2017	25,000,000	295,190
Receive quarterly notional amount multiplied by 1.78% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	10,000,000	69,967
Receive quarterly notional amount multiplied by 1.82% and pay Deutsche Bank upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	Sept. 2012	9,200,000	(264,871)
Receive quarterly notional amount multiplied by 1.83% and pay Bank of America upon credit event of AMBAC Financial Group, Inc., par value of the notional amount of AMBAC Financial Group, Inc. 9.375% 8/1/11	Sept. 2012	5,000,000	(141,839)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by 1.85% and pay Goldman Sachs upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2012	$ 11,000,000	$ 110,490
Receive semi-annually notional amount multiplied by .26% and pay Lehman Brothers, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30	April 2008	17,250,000	(20,188)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	11,391,000	6,762
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	20,385,000	12,101
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	12,000,000	21,563
TOTAL CREDIT DEFAULT SWAPS		741,755,000	(3,856,645)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.272% with Credit Suisse First Boston	Feb. 2009	$ 10,105,000	$ (44,561)
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	657,445
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2014	21,000,000	358,115
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	247,712
Receive semi-annually a fixed rate equal to 5.337% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	805,608
Receive semi-annually a fixed rate equal to 5.345% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2012	120,000,000	1,894,176
Receive semi-annually a fixed rate equal to 5.65% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2017	70,000,000	2,308,780
TOTAL INTEREST RATE SWAPS		411,105,000	6,227,275
		$ 1,152,860,000	$ 2,370,630
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,135,594,321 or 15.9% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,515,234.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$69,053,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 1,595,574
Banc of America Securities LLC	24,452,069
Bank of America, NA	10,990,392
Bear Stearns & Co., Inc.	1,373,799
Citigroup Global Markets, Inc.	4,332,915
Credit Suisse Securities (USA) LLC	2,747,598
Greenwich Capital Markets, Inc.	1,373,799
HSBC Securities (USA), Inc.	2,747,598
ING Financial Markets LLC	5,495,196
Societe Generale, New York Branch	8,242,794
UBS Securities LLC	2,678,908
WestLB AG	3,022,358
$ 69,053,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,961,860

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 524,999,955	$ 314,982,836	$ 199,144,047	1.6%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.4%
Canada	2.6%
United Kingdom	2.1%
Cayman Islands	1.8%
Korea (South)	1.7%
Spain	1.7%
Mexico	1.5%
Others (individually less than 1%)	8.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $69,053,000) - See accompanying schedule: Unaffiliated issuers (cost $7,012,043,879)	$ 6,953,191,418
Fidelity Central Funds (cost $209,525,602)	199,144,047
Total Investments (cost $7,221,569,481)		$ 7,152,335,465
Cash		7,513
Interest receivable		96,688,783
Distributions receivable from Fidelity Central Funds		1,001,117
Swap agreements, at value		2,370,630
Total assets		7,252,403,508

Liabilities
Payable for investments purchased	$ 104,605,984
Payable for swap agreements	348,141
Other payables and accrued expenses	87,052
Total liabilities		105,041,177

Net Assets		$ 7,147,362,331
Net Assets consist of:
Paid in capital		$ 7,214,225,717
Net unrealized appreciation (depreciation) on investments		(66,863,386)
Net Assets, for 72,217,265 shares outstanding		$ 7,147,362,331
Net Asset Value, offering price and redemption price per share ($7,147,362,331 ÷ 72,217,265 shares)		$ 98.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period November 6, 2006 (commencement of operations) to August 31, 2007

Investment Income
Dividends		$ 5,080,593
Interest		301,503,364
Income from Fidelity Central Funds		9,961,860
Total income		316,545,817

Expenses
Custodian fees and expenses	$ 84,496
Independent directors' compensation	15,998
Total expenses before reductions	100,494
Expense reductions	(45,003)	55,491
Net investment income		316,490,326
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,418,622)
Fidelity Central Funds	(491,517)
Swap agreements	(287,931)
Capital gain distributions from Fidelity Central Funds	31,656
Total net realized gain (loss)		(8,166,414)
Change in net unrealized appreciation (depreciation) on: Investment securities	(71,774,598)
Swap agreements	2,370,630
Total change in net unrealized appreciation (depreciation)		(69,403,968)
Net gain (loss)		(77,570,382)
Net increase (decrease) in net assets resulting from operations		$ 238,919,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 316,490,326
Net realized gain (loss)	(8,166,414)
Change in net unrealized appreciation (depreciation)	(69,403,968)
Net increase (decrease) in net assets resulting from operations	238,919,944
Distributions to partners from net investment income	(311,127,412)
Affiliated share transactions Proceeds from sales of shares	904,901,745
Contributions in-kind	6,794,092,362
Reinvestment of distributions	66,730,475
Cost of shares redeemed	(546,154,783)
Net increase (decrease) in net assets resulting from share transactions	7,219,569,799
Total increase (decrease) in net assets	7,147,362,331

Net Assets
Beginning of period	-
End of period	$ 7,147,362,331
Other Information Shares
Sold	9,043,614
Issued for in-kind contributions	67,940,842
Issued in reinvestment of distributions	673,879
Redeemed	(5,441,070)
Net increase (decrease)	72,217,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended August 31, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	4.588
Net realized and unrealized gain (loss)	(1.107)
Total from investment operations	3.481
Distributions to partners from net investment income	(4.511)
Net asset value, end of period	$ 98.97
Total Return B, C	3.52%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,147,362
Portfolio turnover rate F	92% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) (formerly of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

2. Investments in Fidelity Central Funds - continued

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses - continued

made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 53,968,797
Unrealized depreciation	$ (115,494,413)
Net unrealized appreciation (depreciation)	$ (61,525,616)
Cost for federal income tax purposes	$ 7,213,861,081

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $4,504,132,607 and $3,827,642,299, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November 6, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $6,794,092,362 (which included $2,540,582 of unrealized appreciation) in exchange for 67,940,842 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

Annual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $15,998.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,005.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period November 6, 2006 (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Corporate Bond 1-10 Year Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-10 Year Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-10 Year Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2006

Vice President of Corporate Bond 1-10 Year Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of Corporate Bond 1-10 Year Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Corporate Bond 1-10 Year Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Corporate Bond 1-10 Year Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Corporate Bond 1-10 Year Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of Corporate Bond 1-10 Year Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of Corporate Bond 1-10 Year Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-10 Year Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it initially approved the Advisory Contracts for the fund in July 2006, prior to commencement, and that it will again consider renewal of the Advisory Contracts in June 2008.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

Annual Report

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833864.100 474695.1.0

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Mortgage Backed Securities Central Fund's cumulative total return and show you what would have happened if Fidelity Mortgage Backed Securities Central Fund's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Mortgage Backed Securities Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Mortgage Backed Securities Central Fund

A subprime mortgage loan crisis and an emerging credit crunch contributed to subpar performance for some sectors of the investment-grade bond market during the year ending August 31, 2007, though some categories, particularly Treasuries, benefited from a flight to quality. While returns for high-grade debt were fairly solid overall, they also were tempered to an extent by the Federal Reserve Board's decision to leave interest rates unchanged - and not lower them as bond investors had hoped - citing its concern that inflation was still a threat given the continued strength of the U.S. economy. During the one-year span, the Lehman Brothers® U.S. Aggregate Index gained 5.26%. Within the index, Treasuries - the bond market's highest-quality debt instrument - fared best, as many investors fled riskier fixed-income securities. The Lehman Brothers U.S. Treasury Index rose 6.02%. The asset-backed category - home to volatile subprime mortgages, as well as credit card debt and auto loans - had the weakest performance, gaining only 3.68% according to the Lehman Brothers Asset-Backed Securities Index.

From its inception on November 27, 2006, through August 31, 2007, the fund returned 2.33%, lagging the 3.05% gain of the Lehman Brothers U.S. Mortgage-Backed Securities Index. The fund's underperformance stemmed largely from its sizable exposure to subprime mortgage securities. The bulk of my exposure to the subprime market stemmed from my stake in Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets. Subprime securities performed poorly due to the downturn in the housing market and the unwinding of levered investment vehicles. We held onto much of our stake in higher-rated subprime securities, which proved somewhat beneficial because they saw an uptick more recently in response to accommodative moves by the Fed and the U.S. Treasury, although not enough to erase their earlier losses. Within the mortgage market, sector allocation generally worked in our favor, with an an overweight to hybrid adjustable-rate mortgages (hybrid ARMs) leading the way. Hybrid ARMs outpaced the fixed-rate mortgages, which dominate the fund's benchmark and came under pressure due to heavy supply, a pullback in bank buying, and growing investor concerns about interest-rate volatility. Favorable selection among fixed-rate mortgage securities also contributed, particularly higher-coupon and "seasoned" mortgages - some of which were in the form of collateralized mortgage obligations - which performed well as prepayments slowed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 1,009.50	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.19	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0040%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following table is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of August 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	2.6	2.2
4 - 4.99%	15.2	14.6
5 - 5.99%	40.8	43.4
6 - 6.99%	23.1	22.0
7% and over	4.0	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2007
6 months ago
Years	5.9	4.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2007
6 months ago
Years	3.7	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2007 *	As of February 28, 2007 **
Corporate Bonds 2.5%	Corporate Bonds 2.0%
U.S. Government and U.S. Government Agency Obligations 107.9%	U.S. Government and U.S. Government Agency Obligations 116.3%
Asset-Backed Securities 9.6%	Asset-Backed Securities 5.5%
CMOs and Other Mortgage Related Securities 12.2%	CMOs and Other Mortgage Related Securities 4.0%
Short-Term Investments and Net Other Assets (dagger) (32.2)%	Short-Term Investments and Net Other Assets (dagger) (27.8)%

* Foreign investments	4.2%	** Foreign investments	2.5%
* Futures and Swaps	0.0%	** Futures and Swaps	3.5%

8 Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.8%
	Principal Amount	Value
Fannie Mae - 71.3%
3.585% 9/1/33 (d)	$ 3,932,046	$ 3,841,550
3.716% 7/1/33 (d)	1,243,470	1,241,264
3.72% 6/1/33 (d)	12,380,646	12,273,664
3.72% 10/1/33 (d)	40,797	39,969
3.75% 1/1/34 (d)	42,775	42,200
3.754% 10/1/33 (d)	2,820,391	2,806,303
3.783% 6/1/33 (d)	14,818,740	14,788,317
3.802% 6/1/33 (d)	1,642,892	1,642,408
3.823% 4/1/33 (d)	123,874	123,837
3.84% 5/1/34 (d)	8,840,986	8,707,668
3.842% 5/1/34 (d)	33,622,847	33,094,716
3.859% 8/1/33 (d)	999,326	993,232
3.934% 5/1/33 (d)	885,681	874,748
3.937% 1/1/35 (d)	103,677	103,980
3.944% 5/1/34 (d)	5,370,556	5,296,096
3.979% 8/1/33 (d)	5,429,192	5,332,270
3.991% 4/1/34 (d)	11,565,413	11,419,081
4% 10/1/18 (d)	2,007,472	1,981,811
4.025% 4/1/33 (d)	755,568	754,525
4.029% 3/1/34 (d)	22,251,106	21,975,337
4.029% 6/1/34 (d)	21,881,147	21,582,677
4.067% 2/1/35 (d)	1,291,145	1,288,710
4.115% 4/1/34 (d)	14,620,387	14,457,231
4.122% 5/1/34 (d)	11,948,852	11,818,770
4.167% 1/1/35 (d)	6,278,140	6,177,875
4.185% 8/1/34 (d)	5,946,148	5,879,394
4.203% 1/1/34 (d)	4,337,288	4,296,104
4.249% 1/1/34 (d)	3,165,032	3,136,910
4.25% 2/1/35 (d)	3,020,961	2,976,150
4.26% 5/1/35 (d)	3,029,006	3,021,249
4.27% 10/1/33 (d)	490,693	486,389
4.285% 3/1/33 (d)	1,216,916	1,215,846
4.288% 12/1/33 (d)	903,998	896,227
4.295% 3/1/35 (d)	2,522,405	2,538,339
4.296% 3/1/33 (d)	317,467	312,658
4.297% 3/1/33 (d)	1,480,917	1,458,125
4.303% 6/1/33 (d)	630,044	630,422
4.304% 4/1/35 (d)	1,498,883	1,492,789
4.343% 1/1/35 (d)	3,311,179	3,266,943
4.356% 2/1/34 (d)	5,914,140	5,867,605
4.39% 10/1/34 (d)	5,808,438	5,747,185
4.391% 2/1/35 (d)	4,814,839	4,749,302
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.396% 10/1/33 (d)	$ 5,711,659	$ 5,611,839
4.413% 5/1/35 (d)	2,692,658	2,680,178
4.43% 5/1/35 (d)	8,166,307	8,142,262
4.434% 3/1/35 (d)	4,495,912	4,437,076
4.452% 8/1/34 (d)	8,379,246	8,320,235
4.481% 1/1/35 (d)	3,359,951	3,331,376
4.487% 3/1/35 (d)	5,796,812	5,727,334
4.5% 12/1/17 to 11/1/35 (c)	593,442,291	559,779,314
4.5% 9/1/37 (b)	32,600,000	30,184,415
4.5% 9/1/37 (b)	101,400,000	93,886,493
4.506% 2/1/35 (d)	2,383,805	2,380,563
4.509% 3/1/35 (d)	5,705,657	5,639,549
4.513% 2/1/35 (d)	46,712,208	46,423,830
4.517% 12/1/34 (d)	223,424	221,207
4.517% 2/1/35 (d)	1,266,107	1,268,919
4.527% 7/1/34 (d)	9,667,875	9,591,639
4.528% 7/1/35 (d)	9,693,325	9,606,938
4.57% 11/1/34 (d)	5,044,175	4,997,852
4.57% 2/1/35 (d)	17,765,781	17,580,546
4.57% 7/1/35 (d)	9,774,393	9,788,146
4.575% 2/1/35 (d)	4,975,599	4,927,383
4.578% 9/1/34 (d)	2,637,567	2,616,880
4.582% 4/1/33 (d)	4,259,439	4,270,262
4.586% 1/1/35 (d)	6,625,271	6,565,382
4.602% 8/1/35 (d)	13,667,503	13,701,740
4.635% 1/1/35 (d)	6,307,175	6,253,946
4.638% 8/1/35 (d)	6,401,583	6,348,514
4.642% 6/1/35 (d)	4,999,525	4,965,978
4.657% 3/1/35 (d)	11,878,971	11,926,618
4.668% 11/1/34 (d)	5,822,965	5,782,352
4.685% 11/1/34 (d)	6,125,670	6,083,271
4.7% 10/1/34 (d)	6,832,848	6,789,504
4.708% 12/1/34 (d)	3,965,641	3,937,931
4.709% 3/1/35 (d)	381,882	384,377
4.717% 7/1/34 (d)	7,879,830	7,838,945
4.723% 10/1/34 (d)	83,661	83,121
4.734% 12/1/35 (d)	22,536,320	22,414,995
4.767% 1/1/35 (d)	25,167,103	25,149,448
4.776% 12/1/34 (d)	2,738,043	2,720,044
4.777% 1/1/35 (d)	5,664,197	5,624,290
4.779% 12/1/35 (d)	4,497,536	4,452,278
4.807% 11/1/34 (d)	5,765,778	5,733,458
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.808% 2/1/33 (d)	$ 66,607	$ 67,081
4.847% 10/1/34 (d)	10,965,732	10,922,862
4.856% 10/1/34 (d)	36,824,298	36,662,989
4.87% 5/1/33 (d)	53,637	53,928
4.87% 1/1/35 (d)	4,144,304	4,134,840
4.945% 8/1/34 (d)	2,015,583	2,010,704
5% 6/1/09 to 5/1/36 (b)	638,592,890	614,059,056
5% 9/18/22 (b)(c)	55,000,000	53,755,257
5% 9/1/37 (b)	57,000,000	54,211,024
5% 9/1/37 (b)	80,000,000	76,085,648
5% 9/1/37 (b)	18,000,000	17,119,271
5% 9/1/37 (b)	55,000,000	52,308,883
5% 9/13/37 (b)	40,000,000	38,042,824
5.016% 7/1/34 (d)	536,449	535,500
5.039% 4/1/36 (d)	5,850,798	5,835,756
5.04% 10/1/36 (d)	25,141,265	25,194,954
5.045% 5/1/35 (d)	15,955,652	16,003,376
5.062% 8/1/34 (d)	898,421	899,114
5.07% 9/1/34 (d)	25,850,097	25,813,764
5.079% 9/1/34 (d)	1,119,516	1,118,370
5.087% 2/1/35 (d)	8,099,978	8,081,676
5.115% 7/1/34 (d)	2,182,182	2,180,343
5.123% 3/1/34 (d)	26,316,130	26,307,328
5.138% 3/1/35 (d)	536,848	536,038
5.144% 5/1/35 (d)	2,402,921	2,399,212
5.15% 1/1/37 (d)	6,099,910	6,083,230
5.157% 5/1/35 (d)	13,098,654	13,081,829
5.163% 3/1/36 (d)	14,817,838	14,804,021
5.173% 6/1/35 (d)	11,386,725	11,426,544
5.176% 8/1/33 (d)	1,554,291	1,556,431
5.197% 5/1/35 (d)	20,753,060	20,742,134
5.22% 9/1/35 (d)	856,002	854,853
5.267% 8/1/34 (d)	8,496,857	8,378,619
5.271% 12/1/36 (d)	3,350,140	3,348,476
5.297% 7/1/35 (d)	599,993	602,052
5.304% 2/1/36 (d)	8,608,135	8,606,771
5.31% 3/1/36 (d)	39,431,593	39,467,061
5.317% 12/1/34 (d)	1,607,819	1,610,549
5.332% 1/1/36 (d)	13,315,022	13,327,558
5.351% 1/1/32 (d)	886,748	893,611
5.368% 6/1/36 (d)	8,809,471	8,798,428
5.387% 2/1/37 (d)	3,368,086	3,373,935
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.387% 3/1/37 (d)	$ 18,542,925	$ 18,599,193
5.388% 7/1/35 (d)	2,551,239	2,554,927
5.438% 4/1/36 (d)	7,226,305	7,248,270
5.483% 6/1/47 (d)	2,723,247	2,734,044
5.498% 11/1/36 (d)	12,727,309	12,771,110
5.5% 9/1/10 to 4/1/36 (b)(c)	675,588,550	665,684,008
5.5% 9/1/37 (b)	85,000,000	83,058,294
5.5% 9/1/37 (b)	146,000,000	142,664,834
5.5% 9/1/37 (b)	100,000,000	97,715,640
5.5% 9/1/37 (b)	121,000,000	118,235,924
5.5% 9/1/37 (b)	30,000,000	29,314,692
5.5% 9/1/37 (b)	100,000,000	97,715,640
5.5% 9/1/37 (b)	190,000,000	185,659,716
5.5% 9/1/37 (b)	84,000,000	82,081,138
5.53% 2/1/37 (d)	29,164,676	29,278,171
5.558% 9/1/36 (d)	13,447,672	13,509,511
5.661% 11/1/35 (d)	13,759,469	13,778,932
5.668% 6/1/36 (d)	8,936,558	8,992,300
5.672% 4/1/37 (d)	14,611,474	14,704,907
5.7% 9/1/35 (d)	4,507,544	4,539,505
5.704% 3/1/36 (d)	10,272,292	10,347,922
5.76% 4/1/36 (d)	7,303,222	7,360,337
5.772% 4/1/36 (d)	12,068,064	12,162,081
5.795% 2/1/36 (d)	9,269,940	9,350,537
5.815% 1/1/36 (d)	9,330,287	9,392,226
5.815% 7/1/36 (d)	4,118,432	4,142,222
5.819% 7/1/37 (d)	4,147,154	4,131,347
5.856% 12/1/35 (d)	15,549,624	15,581,858
5.914% 3/1/36 (d)	7,805,316	7,885,785
5.931% 6/1/36 (d)	18,342,744	18,519,944
5.939% 5/1/36 (d)	6,119,173	6,187,307
5.94% 12/1/36 (d)	16,942,751	17,069,153
5.946% 5/1/36 (d)	9,016,326	9,114,599
5.948% 5/1/36 (d)	3,389,572	3,427,283
6% 7/1/08 to 9/1/37 (c)	205,380,135	206,579,421
6% 9/1/22 (b)	6,000,000	6,064,099
6% 9/18/22 (b)	34,000,000	34,363,229
6% 9/1/37 (b)	148,000,000	147,954,224
6% 9/1/37 (b)	271,000,000	270,916,180
6% 9/1/37 (b)	55,000,000	54,982,989
6% 9/1/37 (b)	116,000,000	115,964,121
6% 9/1/37 (b)	56,000,000	55,982,679
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 9/1/37 (b)	$ 24,920,000	$ 24,912,292
6% 9/1/37	9,948,915	9,871,189
6.033% 4/1/36 (d)	56,835,595	57,497,701
6.101% 3/1/37 (d)	5,373,560	5,442,736
6.108% 4/1/36 (d)	28,570,727	28,907,819
6.13% 7/1/36 (d)	24,458,524	24,764,268
6.155% 4/1/36 (d)	5,826,701	5,905,329
6.197% 5/1/37 (d)	393,962	399,115
6.226% 3/1/37 (d)	1,679,598	1,699,954
6.256% 6/1/36 (d)	896,367	904,700
6.27% 6/1/36 (d)	15,167,863	15,385,833
6.313% 10/1/36 (d)	25,495,001	25,852,148
6.339% 5/1/36 (d)	6,199,187	6,299,567
6.359% 8/1/46 (d)	1,322,672	1,336,369
6.5% 1/1/08 to 6/1/47 (b)(c)	299,409,267	305,087,745
6.5% 9/1/37 (b)	135,000,000	137,069,388
6.5% 9/1/37 (b)	7,000,000	7,105,000
6.54% 4/1/37 (d)	6,096,844	6,170,332
6.575% 9/1/36 (d)	33,255,041	33,762,795
7% 5/1/13 to 7/1/37 (c)	72,891,457	75,666,664
7% 9/1/37 (b)	70,000,000	71,952,657
7% 9/1/37 (b)(c)	90,000,000	92,510,559
7% 10/1/37 (b)	30,000,000	30,820,446
7.5% 1/1/08 to 4/1/37	64,394,427	67,200,258
8% 11/1/08 to 3/1/37	1,147,110	1,194,073
8.5% 1/1/09 to 8/1/23	167,480	179,303
9.5% 12/1/09 to 2/1/25	505,130	558,068
10% 8/1/17	1,489	1,670
10.75% 9/1/10 to 5/1/14	23,782	25,915
11.25% 5/1/14	2,015	2,241
12.5% 1/1/15 to 7/1/15	8,718	10,039
		6,146,912,676
Freddie Mac - 22.1%
3.753% 10/1/33 (d)	10,640,914	10,463,009
3.914% 6/1/34 (d)	16,998,480	16,688,810
4% 11/1/14 to 2/1/21	24,128,445	22,667,484
4.008% 5/1/33 (d)	17,936,595	17,784,169
4.178% 1/1/35 (d)	17,765,821	17,576,802
4.234% 3/1/34 (d)	9,364,300	9,246,445
4.237% 1/1/35 (d)	125,660	124,889
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.289% 3/1/35 (d)	$ 3,335,797	$ 3,343,423
4.307% 12/1/34 (d)	4,274,506	4,205,081
4.342% 3/1/35 (d)	4,044,892	3,976,790
4.375% 2/1/35 (d)	4,836,676	4,757,739
4.382% 9/1/36 (d)	47,234,009	46,803,542
4.423% 3/1/35 (d)	4,196,533	4,126,482
4.423% 6/1/35 (d)	5,109,955	5,057,236
4.426% 2/1/34 (d)	3,463,959	3,429,477
4.455% 3/1/35 (d)	4,330,954	4,263,683
4.481% 3/1/35 (d)	4,096,120	4,032,001
4.5% 9/1/18 to 5/1/19	14,706,221	14,170,621
4.539% 2/1/35 (d)	7,251,443	7,146,844
4.567% 6/1/33 (d)	5,613,644	5,599,537
4.655% 5/1/35 (d)	11,903,757	11,894,186
4.704% 9/1/35 (d)	55,758,838	55,509,066
4.773% 10/1/34 (d)	3,828,718	3,794,836
4.789% 2/1/36 (d)	1,554,623	1,535,687
4.807% 3/1/33 (d)	525,152	528,311
4.819% 3/1/35 (d)	3,110,000	3,084,646
4.822% 9/1/34 (d)	1,869,524	1,854,949
4.871% 10/1/35 (d)	7,197,859	7,180,415
4.99% 4/1/35 (d)	18,111,346	18,128,678
5% 5/1/18 to 7/1/35	82,953,325	79,144,744
5% 9/1/37 (b)	8,000,000	7,611,065
5.021% 4/1/35 (d)	539,878	532,384
5.131% 4/1/35 (d)	20,338,274	20,249,487
5.199% 3/1/36 (d)	4,838,951	4,825,960
5.275% 11/1/35 (d)	5,156,910	5,143,901
5.389% 3/1/37 (d)	2,373,469	2,372,037
5.5% 9/1/09 to 7/1/35	103,455,020	102,540,654
5.5% 9/1/37 (b)	69,000,000	67,415,705
5.5% 9/1/37 (b)	101,000,000	98,680,959
5.5% 9/1/37 (b)	287,000,000	280,410,250
5.521% 1/1/36 (d)	7,519,490	7,523,667
5.534% 1/1/36 (d)	11,779,988	11,794,307
5.553% 4/1/37 (d)	3,624,541	3,631,114
5.625% 5/1/37 (d)	12,353,472	12,285,349
5.666% 1/1/37 (d)	11,849,409	11,887,783
5.779% 3/1/37 (d)	12,048,240	12,103,391
5.787% 10/1/35 (d)	1,653,135	1,660,752
5.799% 5/1/37 (d)	27,507,618	27,654,990
5.809% 4/1/37 (d)	11,444,131	11,506,805
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.814% 1/1/36 (d)	$ 2,357,150	$ 2,372,239
5.828% 6/1/37 (d)	9,294,216	9,348,304
5.833% 5/1/37 (d)	3,909,601	3,932,474
5.858% 5/1/37 (d)	2,551,161	2,562,102
5.963% 4/1/36 (d)	30,874,438	31,125,988
6% 2/1/17 to 8/1/34	120,973,523	121,773,755
6% 9/1/37 (b)	71,000,000	70,980,809
6% 9/13/37 (b)	200,000,000	199,945,940
6.015% 6/1/36 (d)	3,887,476	3,917,672
6.142% 4/1/37 (d)	3,876,757	3,899,779
6.17% 6/1/36 (d)	5,134,125	5,181,870
6.221% 5/1/36 (d)	3,203,776	3,239,638
6.282% 3/1/36 (d)	13,653,046	13,740,459
6.283% 6/1/37 (d)	2,503,574	2,523,363
6.362% 7/1/36 (d)	4,536,294	4,592,365
6.374% 12/1/36 (d)	7,649,399	7,741,295
6.416% 6/1/37 (d)	860,000	870,153
6.492% 10/1/36 (d)	32,788,859	33,192,080
6.5% 4/1/11 to 8/1/37	43,305,070	44,009,017
6.5% 9/1/37 (b)	25,000,000	25,380,290
6.521% 9/1/36 (d)	22,139,729	22,362,577
6.534% 2/1/37 (d)	66,716,587	67,584,936
6.562% 7/1/36 (d)	35,310,032	35,696,695
6.614% 12/1/36 (d)	18,658,741	18,944,808
6.631% 7/1/36 (d)	14,238,845	14,483,917
6.703% 8/1/36 (d)	5,414,158	5,495,270
6.725% 8/1/37 (d)	6,720,000	6,832,113
6.758% 6/1/36 (d)	2,773,328	2,810,961
7% 6/1/21 to 5/1/37	40,120,582	41,250,245
7.226% 2/1/37 (d)	1,876,492	1,925,163
7.5% 9/1/15 to 4/1/37	9,356,169	9,727,278
7.581% 4/1/37 (d)	905,860	929,356
7.659% 8/1/36 (d)	187,454	190,876
8% 7/1/16 to 1/1/37	2,405,657	2,505,496
8.5% 9/1/19 to 1/1/28	701,041	761,207
9% 10/1/16	16,040	16,979
9.5% 10/1/08 to 8/1/30	45,269	48,336
10.5% 5/1/09 to 9/1/13	6,246	6,439
11% 8/1/15 to 9/1/20	155,966	174,851
11.5% 10/1/15	6,184	7,033
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12% 2/1/13 to 7/1/15	$ 4,080	$ 4,537
13.5% 12/1/14	30,437	35,204
		1,900,074,011
Government National Mortgage Association - 4.4%
4.25% 7/20/34 (d)	2,672,780	2,662,002
5.5% 4/15/29 to 5/15/34	25,372,908	24,983,468
5.5% 9/1/37 (b)	45,000,000	44,253,288
5.5% 9/1/37 (b)	52,000,000	51,137,133
5.5% 9/1/37 (b)	95,000,000	93,423,608
6% 9/15/08 to 10/15/30	1,845,175	1,866,248
6.5% 6/15/23 to 10/15/35	73,902,533	75,703,741
6.5% 9/1/37 (b)	5,000,000	5,095,394
6.5% 9/1/37 (b)	27,000,000	27,515,128
7% 6/15/22 to 3/15/33	31,624,246	32,827,290
7.5% 1/15/17 to 1/15/32	14,359,409	15,168,824
8% 10/15/07 to 3/15/32	4,145,436	4,419,631
8.5% 11/15/16 to 1/15/31	795,253	865,445
9% 3/15/10 to 1/15/23	88,910	95,930
9.5% 12/15/20 to 3/15/23	33,777	37,991
10.5% 5/20/16 to 1/20/18	154,811	176,731
11% 7/20/13 to 7/20/20	212,002	240,082
		380,471,934
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,449,597,644)		8,427,458,621
Asset-Backed Securities - 2.8%

Accredited Mortgage Loan Trust Series 2007-1 Class A3, 5.635% 2/25/37 (d)	16,000,000	15,577,504
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 5.705% 10/25/35 (d)	5,028,729	5,011,445
Series 2007-HE1 Class A2C, 5.675% 1/25/37 (d)	12,235,000	11,659,576
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 5.555% 10/25/36 (d)	4,930,131	4,879,291
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 5.615% 11/25/36 (d)	6,376,013	6,211,633
Series 2007-HE3 Class 1A1, 5.625% 4/25/37 (d)	5,196,807	5,161,889
BNC Mortgage Loan Trust Series 2006-1 Class A3, 5.665% 10/25/36 (d)	3,000,000	2,814,843
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust Series 2005-NC4 Class M1, 5.985% 9/25/35 (d)	$ 4,960,000	$ 4,056,863
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 5.37% 8/26/36 (d)	1,541,010	1,533,787
Series 2006-NC2:
Class A2A, 5.36% 9/25/36 (d)	1,883,765	1,870,227
Class A2B, 5.48% 9/25/36 (d)	3,535,000	3,322,349
Series 2007-AMC4 Class M1, 5.775% 5/25/37 (d)	4,720,000	4,582,912
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 5.595% 6/25/37 (d)	5,833,076	5,794,799
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 5.565% 10/25/36 (d)	3,501,493	3,459,913
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 5.595% 11/25/36 (d)	1,305,217	1,298,895
Series 2006-FF5 Class 2A2, 5.615% 4/25/36 (d)	3,165,000	3,118,516
Fremont Home Loan Trust Series 2006-3 Class 2A1, 5.575% 2/25/37 (d)	410,557	395,038
GSAMP Trust Series 2006-HE5 Class A2C, 5.655% 8/25/36 (d)	3,000,000	2,751,093
Home Equity Asset Trust Series 2006-8 Class 2A1, 5.555% 3/25/37 (d)	513,609	507,670
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 5.7575% 7/21/36 (d)	3,255,000	3,003,245
HSI Asset Securitization Corp. Trust Series 2006-HE2 Class 2A3, 5.49% 12/25/36 (d)	15,000,000	14,769,150
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	1,544,690	1,542,278
Class A1B, 5.605% 7/25/36 (d)	5,163,010	5,143,649
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 5.645% 2/25/36 (d)	3,030,000	3,012,011
Series 2006-10 Class 2A3, 5.665% 11/25/36 (d)	10,000,000	8,825,000
Series 2006-8 Class 2A1, 5.545% 9/25/36 (d)	4,090,654	4,057,417
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.715% 5/25/36 (d)	3,546,317	3,470,482
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 5.715% 5/25/47 (d)	4,190,000	4,092,630
MASTR Asset Backed Securities Trust Series 2007-HE1 Class A3, 5.715% 5/25/37 (d)	17,500,000	17,106,250
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.675% 2/25/37 (d)	10,837,299	10,508,905
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2006-HE1 Class M2, 5.895% 1/25/36 (d)	$ 3,909,000	$ 3,042,637
Series 2006-HE3 Class A2C, 5.665% 4/25/36 (d)	8,255,000	7,967,363
Series 2006-HE6 Class A2A, 5.545% 9/25/36 (d)	12,736,013	12,630,546
Series 2006-NC1 Class A2, 5.645% 12/25/35 (d)	4,850,000	4,830,299
Series 2007-HE2 Class A2A, 5.545% 1/25/37 (d)	835,789	827,300
Series 2007-HE4 Class A2A, 5.615% 2/25/37 (d)	766,611	758,825
Series 2007-NC3 Class A2A, 5.565% 5/25/37 (d)	349,401	347,054
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 5.605% 4/25/37 (d)	6,386,315	6,352,390
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (f)	21,050,000	5,924,312
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	2,020,137	2,016,034
Series 2006-HE1 Class A1, 5.585% 2/25/36 (d)	267,051	266,258
Series 2007-2 Class 2A3, 5.695% 2/25/37 (d)	14,000,000	13,339,382
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 5.555% 6/25/36 (d)	655,922	654,692
Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 5.595% 5/25/37 (d)	2,243,244	2,231,678
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 Class A2A, 5.585% 1/25/37 (d)	2,367,456	2,353,029
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 5.565% 9/25/37 (d)	4,966,729	4,893,003
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	1,281,791	1,274,181
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 5.595% 6/25/37 (d)	8,032,465	7,979,756
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 5.595% 4/25/37 (d)	7,773,434	7,718,779
TOTAL ASSET-BACKED SECURITIES (Cost $251,697,761)		244,946,778
Collateralized Mortgage Obligations - 15.9%

Private Sponsor - 7.0%
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.78% 2/17/52 (a)(d)	13,425,000	13,425,000
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1499% 10/25/33 (d)	32,350,000	31,763,129
Series 2003-J Class 2A2, 4.3919% 11/25/33 (d)	4,883,441	4,803,999
Series 2004-1 Class 2A2, 4.6856% 10/25/34 (d)	10,041,134	9,862,474
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-A:
Class 2A1, 3.5523% 2/25/34 (d)	$ 2,862,595	$ 2,784,564
Class 2A2, 4.1033% 2/25/34 (d)	12,323,022	12,047,165
Series 2004-D Class 2A1, 3.6156% 5/25/34 (d)	1,380,700	1,340,408
Series 2004-J Class 2A1, 4.7685% 11/25/34 (d)	4,383,482	4,302,780
Series 2005-D Class 2A7, 4.7749% 5/25/35 (d)	4,480,000	4,364,210
Series 2005-H:
Class 1A1, 4.9226% 9/25/35 (d)	1,516,018	1,498,254
Class 2A2, 4.8021% 9/25/35 (d)	1,561,459	1,520,607
Series 2005-J Class 2A5, 5.0858% 11/25/35 (d)	13,095,000	12,865,527
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 3.9702% 8/25/33 (d)	15,391,655	15,208,984
Series 2004-10 Class 11A1, 4.2907% 1/25/35 (d)	9,865,551	9,828,012
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3588% 2/25/37 (d)	928,727	915,485
Class 5A1, 4.1708% 2/25/37 (d)	7,553,293	7,368,745
Series 2007-A2:
Class 2A1, 4.243% 7/25/37 (d)	4,293,295	4,226,901
Class 3A1, 4.566% 7/25/37 (d)	30,355,395	29,812,034
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2265% 8/25/34 (d)	18,868,388	18,590,865
Class A4, 4.4069% 8/25/34 (d)	12,254,436	12,007,052
Series 2006-AR7:
Class 1A1, 6.705% 11/25/36 (d)	1,009,181	1,009,181
Countrywide Home Loans pass-thru certificates:
Series 2007-HY3 Class 1A1, 5.6832% 6/25/47 (d)	16,886,991	16,797,128
Series 2007-HY5 Class 3A1, 6.2335% 9/25/37 (d)	6,920,000	6,816,200
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6454% 11/25/34 (d)	4,694,869	4,612,594
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1102% 10/25/34 (d)	14,329,200	14,129,441
Granite Master Issuer PLC floater Series 2005-4 Class C2, 6.06% 12/20/54 (d)	6,005,000	5,997,974
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7579% 7/25/35 (d)	4,255,000	4,255,000
Series 2006-AR2 Class 4A1, 5.8537% 4/25/36 (d)	15,885,927	15,685,624
Series 2007-AR2 Class 2A1, 4.8399% 4/25/35 (d)	4,553,124	4,462,221
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.77% 7/15/21 (d)	5,370,000	5,370,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7456% 5/25/36 (d)	$ 21,370,000	$ 21,262,385
Series 2006-A4 Class 1A3, 5.8257% 6/25/36 (d)	8,445,000	8,318,325
Series 2006-A2 Class 5A1, 3.7552% 11/25/33 (d)	32,027,393	31,567,435
Series 2006-A3 Class 6A1, 3.7702% 8/25/34 (d)	7,414,177	7,203,524
Series 2006-A4 Class 1A1, 5.8257% 6/25/36 (d)	1,507,538	1,496,411
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (d)	23,050,422	22,696,844
Class 7A3, 5.3007% 7/25/35 (d)	29,063,000	28,627,389
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2273% 8/25/34 (d)	13,569,634	13,233,183
Series 2006-A6 Class A4, 4.1758% 10/25/33 (d)	21,584,385	21,210,364
Morgan Stanley Mortgage Loan Trust sequential payer Series 2006-8AR Class 5A3, 5.4264% 6/25/36 (d)	10,320,000	10,227,057
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2922% 7/25/34 (d)	11,166,463	10,939,423
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 5.555% 5/25/36 (d)	697,708	695,200
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4207% 4/25/33 (d)	8,676,598	8,487,845
Series 2003-20 Class 1A1, 5.5% 7/25/33	5,422,444	5,265,702
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.0575% 10/25/33 (d)	38,330,000	37,405,802
Series 2003-AR8 Class A, 4.03% 8/25/33 (d)	12,305,707	12,120,344
Series 2004-AR7 Class A6, 3.941% 7/25/34 (d)	1,995,000	1,929,242
Series 2006-AR10 Class 1A4, 5.9506% 9/25/36 (d)	25,453,000	25,671,463
WaMu Mortgage Securities Corp. pass-thru certificates Series 2005-AR3 Class A2, 4.6374% 3/25/35 (d)	20,319,263	19,845,314
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7598% 9/25/36 (d)	7,990,000	8,007,417
Series 2004-W:
Class A1, 4.5638% 11/25/34 (d)	9,150,060	8,957,835
Class A9, 4.5638% 11/25/34 (d)	16,510,000	16,113,152
Series 2005-AR12:
Class 2A5, 4.3186% 7/25/35 (d)	4,475,000	4,365,728
Class 2A6, 4.3186% 7/25/35 (d)	1,203,554	1,173,745
Series 2005-AR3 Class 2A1, 4.187% 3/25/35 (d)	2,365,217	2,320,127
TOTAL PRIVATE SPONSOR		606,812,814
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 8.9%
Fannie Mae:
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	$ 2,590,000	$ 2,667,853
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,559,439
Series 2006-45 Class OP, 6/25/36 (g)	10,044,665	7,485,565
Series 2006-53 Class PB, 5.5% 1/25/30	20,373,000	20,495,181
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	14,045,411
Class PB, 5.5% 9/25/33	33,007,700	33,018,266
Series 1993-165 Class SH, 4.1544% 9/25/23 (d)	762,641	742,676
Series 1999-17 Class PG, 6% 4/25/29	27,748,394	28,210,999
Series 2003-22 6% 4/25/33 (f)	21,435,943	4,992,549
Fannie Mae STRIP:
Series 339:
Class 29, 5.5% 7/1/18 (f)	12,006,747	1,891,063
Class 5, 5.5% 7/1/33 (f)	11,702,351	2,808,564
Series 343 Class 16, 5.5% 5/1/34 (f)	8,354,583	2,007,711
Series 348 Class 14, 6.5% 8/1/34 (f)	5,148,674	1,176,955
Series 351:
Class 12, 5.5% 4/1/34 (f)	3,728,623	866,905
Class 13, 6% 3/1/34 (f)	4,906,490	1,177,558
Series 359, Class 19 6% 7/1/35 (f)	4,842,356	1,122,821
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	19,384,966	19,700,109
Series 2001-52 Class YZ, 6.5% 10/25/31	1,020,290	1,048,885
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	16,810,087
Series 2001-72 Class NZ, 6% 12/25/31	4,585,024	4,556,384
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,476,733
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	14,080,938
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	24,801,425	25,128,943
Series 2001-31 Class ZC, 6.5% 7/25/31	9,291,760	9,527,376
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,008,553
Series 2003-80 Class CG, 6% 4/25/30	3,051,994	3,088,504
Series 2004-3 Class BA, 4% 7/25/17	1,118,729	1,081,933
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,645,295
Series 2004-91 Class AH, 4.5% 5/25/29	733,297	716,192
Series 1999-33 Class PK, 6% 7/25/29	12,815,000	13,009,468
Series 2001-63 Class PG, 6% 12/25/31	9,950,781	10,075,934
Series 2001-74 Class QE, 6% 12/25/31	9,467,677	9,586,828
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-21 Class SK, 2.595% 3/25/33 (d)(f)	$ 4,316,293	$ 412,207
Series 2003-3 Class HS, 2.145% 9/25/16 (d)(f)	431,896	19,268
Series 2003-35:
Class BS, 1.495% 4/25/17 (d)(f)	4,299,860	175,505
Class TQ, 1.995% 5/25/18 (d)(f)	4,571,206	349,020
Series 2003-42 Class SJ, 1.545% 11/25/22 (d)(f)	5,530,618	324,665
Series 2004-54 Class SW, 0.495% 6/25/33 (d)(f)	19,355,297	605,085
Series 2005-14 Class SE, 0.545% 3/25/35 (d)(f)	22,280,222	786,770
Series 2007-36:
Class GO, 4/25/37 (g)	5,304,365	4,063,233
Class PO, 4/25/37 (g)	7,204,248	5,496,026
Class SB, 1.095% 4/25/37 (d)(f)	93,673,559	5,287,235
Class SG, 1.095% 4/25/37 (d)(f)	68,950,976	3,561,118
Series 2007-57 Class SA, 7.59% 6/25/37 (d)	18,887,190	20,338,833
Series 2007-66:
Class SA, 6.57% 7/25/37 (d)	16,341,797	17,973,894
Class SB, 6.57% 7/25/37 (d)	6,839,431	7,601,601
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (d)	1,242,471	1,379,192
Class GY, 0% 5/15/37 (d)	1,353,635	1,485,773
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	24,293,470	24,675,998
Series 3033 Class UD, 5.5% 10/15/30	8,960,000	9,022,018
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	23,550,034
Class PC, 5.5% 12/15/32	7,453,000	7,466,817
Series 3225 Class EO, 10/15/36 (g)	12,317,676	9,193,021
Series 3030 Class SL, 0.4888% 9/15/35 (d)(f)	53,550,719	1,732,103
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (d)	2,023,925	2,008,745
Series 3222 Class HF, 0% 9/15/36 (d)	3,132,606	3,116,943
Series 3298 Class CF, 0% 8/15/36 (d)	2,608,657	3,097,781
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	12,018,022	8,598,542
Series 2121 Class MG, 6% 2/15/29	9,760,378	9,935,209
Series 2137 Class PG, 6% 3/15/29	9,963,498	10,137,682
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2154 Class PT, 6% 5/15/29	$ 13,723,684	$ 13,979,639
Series 2585 Class KS, 1.9888% 3/15/23 (d)(f)	3,050,163	257,506
Series 2590 Class YR, 5.5% 9/15/32 (f)	574,091	175,141
Series 2625 Class QX, 2.25% 3/15/22	710,391	705,441
Series 2640 Class QG, 2% 4/15/22	969,702	961,108
Series 2665 Class PB, 3.5% 6/15/23	1,392,008	1,374,704
Series 2750 Class NE, 5% 4/15/32	21,352,000	20,789,919
Series 2836 Class EG, 5% 12/15/32	40,221,000	38,964,882
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	11,822,817
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,608,714
Series 3049 Class DB, 5.5% 6/15/31	11,205,000	11,282,793
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	18,925,192
Series 3078 Class PB, 5.5% 7/15/29	32,145,000	32,369,649
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,529,562
Series 3258 Class PM, 5.5% 12/15/36	14,113,659	14,206,269
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	3,531,812	3,643,286
Series 2502 Class ZC, 6% 9/15/32	5,925,546	5,865,903
Series 2564 Class ES, 1.9888% 2/15/22 (d)(f)	5,030,943	276,614
Series 2575 Class ID, 5.5% 8/15/22 (f)	861,852	139,782
Series 2675 Class CB, 4% 5/15/16	501,068	488,279
Series 2683 Class JA, 4% 10/15/16	523,965	509,014
Series 2750 Class ZT, 5% 2/15/34	12,229,651	10,562,889
Series 2817 Class SD, 1.4388% 7/15/30 (d)(f)	8,140,230	435,524
Series 2902 Class LZ, 5.5% 9/15/31	28,898,983	28,343,678
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,163,336
Series 2957 Class SW, 0.3888% 4/15/35 (d)(f)	33,133,878	1,025,162
Series 3002 Class SN, 0.8888% 7/15/35 (d)(f)	32,994,829	1,561,975
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	14,910,216	15,158,131
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	29,236,191
Class JD, 5% 9/20/36	2,512,120	2,252,089
Series 2003-11 Class S, 0.9613% 2/16/33 (d)(f)	24,282,872	1,097,588
Series 2004-32 Class GS, 0.9113% 5/16/34 (d)(f)	7,181,301	310,155
Series 2007-18 Class S, 1.2113% 4/16/37 (d)(f)	43,715,332	2,217,097
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2007-32 Class XA, 0% 5/20/36 (d)	$ 8,681,255	$ 8,987,953
Series 2007-35 Class SC, 6.6675% 6/16/37 (d)	818,850	924,629
TOTAL U.S. GOVERNMENT AGENCY		768,358,607
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,367,613,199)		1,375,171,421
Commercial Mortgage Securities - 0.7%

Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-35 Class C, 5.8739% 10/16/23 (d)	1,357,255	1,370,172
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	33,310,604
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 6.1342% 8/25/36 (d)	22,370,000	22,595,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $59,118,915)		57,276,641
Fixed-Income Funds - 17.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $1,576,018,760)	15,878,100	1,501,274,355
Cash Equivalents - 2.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.37%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) # (Cost $196,409,000)	$ 196,526,253	$ 196,409,000
TOTAL INVESTMENT PORTFOLIO - 136.9% (Cost $11,900,455,279)		11,802,536,816
NET OTHER ASSETS - (36.9)%		(3,183,661,983)
NET ASSETS - 100%		$ 8,618,874,833
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.134% with JPMorgan Chase, Inc.	August 2009	$ 91,000,000	$ (426,344)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.309% with Credit Suisse First Boston	June 2009	150,000,000	(920,040)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.47% with Credit Suisse First Boston	Sept. 2037	11,000,000	(20,434)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.524% with Credit Suisse First Boston	June 2009	322,000,000	(3,455,929)
Receive semi-annually a fixed rate equal to 5.1225% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	83,000,000	566,102
Receive semi-annually a fixed rate equal to 5.193% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	August 2012	145,000,000	1,405,616
Receive semi-annually a fixed rate equal to 5.46% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	60,000,000	1,111,896
Receive semi-annually a fixed rate equal to 5.48% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	44,000,000	876,432
Receive semi-annually a fixed rate equal to 5.74% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2017	40,000,000	1,599,252
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	80,000,000	3,515,824
Receive semi-annually a fixed rate equal to 5.93% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2027	50,000,000	3,032,864
		$ 1,076,000,000	$ 7,285,239
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,425,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$196,409,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 4,538,327
Banc of America Securities LLC	69,549,572
Bank of America, NA	31,260,218
Bear Stearns & Co., Inc.	3,907,527
Citigroup Global Markets, Inc.	12,324,208
Credit Suisse Securities (USA) LLC	7,815,055
Greenwich Capital Markets, Inc.	3,907,527
HSBC Securities (USA), Inc.	7,815,055
ING Financial Markets LLC	15,630,109
Societe Generale, New York Branch	23,445,164
UBS Securities LLC	7,619,678
WestLB AG	8,596,560
$ 196,409,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 53,127,378

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 2,045,050,507	$ 464,941,107	$ 1,501,274,355	11.9%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $196,409,000) - See accompanying schedule: Unaffiliated issuers (cost $10,324,436,519)	$ 10,301,262,461
Fidelity Central Funds (cost $1,576,018,760)	1,501,274,355
Total Investments (cost $11,900,455,279)		$ 11,802,536,816
Commitment to sell securities on a delayed delivery basis	(818,155,008)
Receivable for securities sold on a delayed delivery basis	815,473,550	(2,681,458)
Cash		440,473
Receivable for investments sold Regular delivery		79,623,826
Delayed delivery		56,779,481
Interest receivable		38,578,038
Distributions receivable from Fidelity Central Funds		7,642,698
Swap agreements, at value		7,285,239
Total assets		11,990,205,113

Liabilities
Payable for investments purchased Regular delivery	$ 83,602,196
Delayed delivery	3,287,539,646
Other payables and accrued expenses	188,438
Total liabilities		3,371,330,280

Net Assets		$ 8,618,874,833
Net Assets consist of:
Paid in capital		$ 8,712,189,515
Net unrealized appreciation (depreciation) on investments		(93,314,682)
Net Assets, for 87,706,030 shares outstanding		$ 8,618,874,833
Net Asset Value, offering price and redemption price per share ($8,618,874,833 ÷ 87,706,030 shares)		$ 98.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period November 27, 2006 (commencement of operations) to August 31, 2007

Investment Income
Interest		$ 268,003,072
Income from Fidelity Central Funds		53,127,378
Total income		321,130,450

Expenses
Custodian fees and expenses	$ 347,985
Independent directors' compensation	17,660
Total expenses before reductions	365,645
Expense reductions	(17,660)	347,985
Net investment income		320,782,465
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,088,547)
Fidelity Central Funds	(4,090,640)
Swap agreements	(5,979,971)
Capital gain distributions from Fidelity Central Funds	21,106
Total net realized gain (loss)		(83,138,052)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,511,404)
Swap agreements	7,285,239
Delayed delivery commitments	(2,681,458)
Total change in net unrealized appreciation (depreciation)		(58,907,623)
Net gain (loss)		(142,045,675)
Net increase (decrease) in net assets resulting from operations		$ 178,736,790

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period November 27, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 320,782,465
Net realized gain (loss)	(83,138,052)
Change in net unrealized appreciation (depreciation)	(58,907,623)
Net increase (decrease) in net assets resulting from operations	178,736,790
Distributions to partners from net investment income	(320,386,448)
Affiliated share transactions Proceeds from sales of shares	1,738,485,436
Contributions in-kind	7,140,674,090
Reinvestment of distributions	114,456,703
Cost of shares redeemed	(233,091,738)
Net increase (decrease) in net assets resulting from share transactions	8,760,524,491
Total increase (decrease) in net assets	8,618,874,833

Net Assets
Beginning of period	-
End of period	$ 8,618,874,833
Other Information Shares
Sold	17,473,187
Issued for in-kind contributions	71,406,741
Issued in reinvestment of distributions	1,165,697
Redeemed	(2,339,595)
Net increase (decrease)	87,706,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended August 31,
2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	4.024
Net realized and unrealized gain (loss)	(1.731)
Total from investment operations	2.293
Distributions to partners from net investment income	(4.023)
Net asset value, end of period	$ 98.27
Total Return B, C	2.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A
Expenses net of fee waivers, if any	.01% A
Expenses net of all reductions	.01% A
Net investment income	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,618,875
Portfolio turnover rate F	450% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 27, 2006 (commencement of operations) to August 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) (formerly of Fidelity Central Investment Portfolios LLC) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Fidelity Central Investment Portfolios II LLC effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by FMR, or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may invest a portion of their assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,498,082
Unrealized depreciation	(147,086,028)
Net unrealized appreciation (depreciation)	$ (94,587,946)
Cost for federal income tax purposes	$ 11,897,124,762

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,972,733,694 and $508,284,766, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November 24, 2006, the Investing Funds completed a non-taxable exchange with the Fund. The Investing Funds delivered securities with a value, including accrued interest, of $7,140,674,090 (which included $34,407,059 of unrealized depreciation) in exchange for 71,406,741 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced expenses by $17,660.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period November 27, 2006, (commencement of operations) through August 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2007

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2007

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2007

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2007

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios II LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Mortgage Backed Securities Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Mortgage Backed Securities Central Fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2006

Vice President of Mortgage Backed Securities Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), and Fixed-Income Funds (2005-present). Mr. Murphy serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2007), Balanced Funds (2005-2007), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2006

Vice President of Mortgage Backed Securities Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of Mortgage Backed Securities Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Mortgage Backed Securities Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Mortgage Backed Securities Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Mortgage Backed Securities Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of Mortgage Backed Securities Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of Mortgage Backed Securities Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of Mortgage Backed Securities Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of Mortgage Backed Securities Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one LLC to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it initially approved the Advisory Contracts for the fund in July 2006, prior to commencement, and that it will again consider renewal of the Advisory Contracts in June 2008.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one LLC to another.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity 1-3 Year Duration Securitized Bond Central Fund, Fidelity 2-5 Year Duration Securitized Bond Central Fund, Fidelity Corporate Bond 1-10 Year Central Fund, Fidelity Corporate Bond 1-5 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$50,000	$0
Fidelity 2-5 Year Duration Securitized Bond Central Fund	$94,000	$0
Fidelity Corporate Bond 1-10 Year Central Fund	$49,000	$0
Fidelity Corporate Bond 1-5 Year Central Fund	$48,000	$0
Fidelity Mortgage Backed Securities Central Fund	$127,000	$0
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,300,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity 1-3 Year Duration Securitized Bond Central Fund (September 25, 2006), Fidelity 2-5 Year Duration Securitized Bond Central Fund (October 30, 2006), Fidelity Corporate Bond 1-10 Year Central Fund (November 6, 2006), Fidelity Corporate Bond 1-5 Year Central Fund (November 6, 2006) and Fidelity Mortgage Backed Securities Central Fund (November 29, 2006) as the funds did not commence operations until September 25, 2006, October 30, 2006, November 6, 2006 and November 29, 2006 as noted above.

(b) Audit-Related Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$0	$0
Fidelity 2-5 Year Duration Securitized Bond Central Fund	$0	$0
Fidelity Corporate Bond 1-10 Year Central Fund	$0	$0
Fidelity Corporate Bond 1-5 Year Central Fund	$0	$0
Fidelity Mortgage Backed Securities Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees to Fidelity 1-3 Year Duration Securitized Bond Central Fund (September 25, 2006), Fidelity 2-5 Year Duration Securitized Bond Central Fund (October 30, 2006), Fidelity Corporate Bond 1-10 Year Central Fund (November 6, 2006), Fidelity Corporate Bond 1-5 Year Central Fund (November 6, 2006) and Fidelity Mortgage Backed Securities Central Fund (November 29, 2006) as the funds did not commence operations until September 25, 2006, October 30, 2006, November 6, 2006 and November 29, 2006 as noted above.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$10,000	$0
Fidelity 2-5 Year Duration Securitized Bond Central Fund	$18,500	$0
Fidelity Corporate Bond 1-10 Year Central Fund	$15,500	$0
Fidelity Corporate Bond 1-5 Year Central Fund	$15,500	$0
Fidelity Mortgage Backed Securities Central Fund	$14,500	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity 1-3 Year Duration Securitized Bond Central Fund (September 25, 2006), Fidelity 2-5 Year Duration Securitized Bond Central Fund (October 30, 2006), Fidelity Corporate Bond 1-10 Year Central Fund (November 6, 2006), Fidelity Corporate Bond 1-5 Year Central Fund (November 6, 2006) and Fidelity Mortgage Backed Securities Central Fund (November 29, 2006) as the funds did not commence operations until September 25, 2006, October 30, 2006, November 6, 2006 and November 29, 2006 as noted above.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$200	$0
Fidelity 2-5 Year Duration Securitized Bond Central Fund	$200	$0
Fidelity Corporate Bond 1-10 Year Central Fund	$200	$0
Fidelity Corporate Bond 1-5 Year Central Fund	$200	$0
Fidelity Mortgage Backed Securities Central Fund	$200	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to for Fidelity 1-3 Year Duration Securitized Bond Central Fund (September 25, 2006), Fidelity 2-5 Year Duration Securitized Bond Central Fund (October 30, 2006), Fidelity Corporate Bond 1-10 Year Central Fund (November 6, 2006), Fidelity Corporate Bond 1-5 Year Central Fund (November 6, 2006) and Fidelity Mortgage Backed Securities Central Fund (November 29, 2006) as the funds did not commence operations until September 25, 2006, October 30, 2006, November 6, 2006 and November 29, 2006 as noted above.

In each of the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	275,000	$155,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended August 31, 2007 and August 31, 2006, the aggregate fees billed by PwC of $1,460,000A,B and $1,155,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A,B	2006A,B
Covered Services	$350,000	$155,000
Non-Covered Services	$1,110,000	$1,000,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 7, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 7, 2007